Prospectus


November 23, 1999


Wells Fargo AdvantageSM Variable Annuity


Individual or group flexible premium deferred combination fixed/variable annuity.

American Enterprise Variable Annuity Account

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
           80 South Eighth Street
           P.O. Box 534
           Minneapolis, MN 55440-0534
           Telephone: 800-333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o        American ExpressR Variable Portfolio Funds              o        Goldman Sachs Variable Insurance Trust (VIT)


o        AIM Variable Insurance Funds, Inc.                      o        MFS(R) Variable Insurance Trust SM
o        The Dreyfus Socially Responsible Growth Fund, Inc.      o        Putnam Variable Trust

o        Franklin Templeton Variable Insurance Products Trust    o        Wells Fargo Variable Trust Funds



Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified plans.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents

Key Terms
The Contract in Brief
Expense Summary
Condensed Financial  Information  (Unaudited)
Financial Statements
Performance Information
The Variable  Account and the Funds
The Fixed Accounts
Buying Your Contract
Charges
Valuing  Your  Investment
Making  the Most of Your  Contract
Withdrawals
Changing  Ownership
Benefits in Case of Death
The  Annuity  Payout Period
Taxes
Voting  Rights
Substitution  of  Investments
About the  Service Providers
Additional  Information About American  Enterprise Life
Directors and Executive Officers
Experts
American Enterprise Life Financial Information
Table of Contents of the Statement of Additional Information

Key Terms

These terms can help you understand details about your contract.

Accumulation unit -- A measure of the value of each subaccount before annuity payouts begin.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans.

Beneficiary -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract -- An individual annuity contract or a certificate showing your interest under a group annuity contract.

Contract value -- The total value of your contract before we deduct any applicable charges.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed accounts -- The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from these accounts prior to the end of the term specified will receive a Market Value Adjustment, which may result in a gain or loss of principal.

Funds -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period -- The number of years that a guaranteed interest rate is credited.

Market Value Adjustment (MVA) -- A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

Owner (you, your) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

o        Individual Retirement Annuities (IRAs), including Roth IRAs
o        Simplified Employee Pension (SEP) plans

All other contracts are considered nonqualified annuities.

Retirement date -- The date when annuity payouts are scheduled to begin.

Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value -- The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the contract. The contract provides lifetime or other forms of payouts beginning at a specified date (the retirement date).

Free look period:                   You may return your contract to
                                    our  office  within  10  days  after  it  is
                                    delivered  to you and  receive a full refund
                                    of the contract value. However, you bear the
                                    investment  risk  from the time of  purchase
                                    until you  return the  contract;  the refund
                                    amount may be more or less than the  payment
                                    you made.  (Exception:  If the law requires,
                                    we  will   refund   all  of  your   purchase
                                    payments.)

Accounts:                           Currently, you may allocate your purchase
                                    payments among any or all of:

                                   o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 19)



                                  o the fixed accounts, which earn interest at rates that we adjust periodically. (p. 25)




Buying your  contract:  Your sales  representative  will help you  complete  and submit an application. Applications are subject to acceptance at our office. Contracts sold through American Express Financial Advisors Inc. (AEFA) are only available with a seven-year withdrawal charge schedule. Because of administration system restrictions, you may buy only a nonqualified annuity (but not by roll over) through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future.


                                   o Minimum initial purchase payment -- $2,000. This minimum does not apply if you enroll in the Systematic Investment Program (SIP). The Guarantee Period Accounts require a minimum investment of $1,000.


                                   o    Minimum additional purchase payment --
                                        $100 ($50 with SIP payments).

                                   o Maximum total purchase payments (without prior approval) -- $99,999 for contracts sold through AEFA and $1,000,000 for all other contracts. (p. 27 )



Transfers:  Subject to certain  restrictions you currently may redistribute your money among the subaccounts and the fixed accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin.
            Transfers out of the Guarantee Period Accounts before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the fixed accounts and subaccounts. Fixed account transfers are subject to special restrictions.
            (p. 38)

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 41)


Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 42)


Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 42)


Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 48)


Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs, however, may grow and be distributed tax free if you meet certain distribution requirements. (p. 51)


Charges:
          o $30 annual contract administrative charge;
          o a 0.15% variable account administrative charge;
          o with a five-year withdrawal charge schedule a 1.30% mortality and expense risk fee applies;
          o with a seven-year  withdrawal  charge schedule a 1.05% mortality and expense risk fee applies;
          o if the Enhanced Death Benefit Rider is selected, an additional 0.20% mortality and expense risk fee;
          o if the Guaranteed Minimum Income Benefit Rider is selected, an annual fee based on the Guaranteed Income Benefit Base
            (currently at 0.30%);
          o withdrawal charge;
          o any premium taxes that may be imposed on us  by  state   or   local
            governments (currently,  we  deduct  any  applicable premium   tax
            when  you  make  a  total withdrawal   or  when  annuity   payouts
            begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments); and
          o the operating expenses of the funds.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses of each fund.

Contract owner expenses:

        Withdrawal charge: contingent deferred sales charge as a percentage of purchase payment withdrawn. You select either a five-year or seven-year withdrawal charge schedule* at the time of application.


                Five-year schedule                                     Seven-year schedule
            Years from purchase          Withdrawal charge        Years from purchase         Withdrawal charge
              payment receipt                percentage             payment receipt              percentage
                     1                           8%                        1                          8%
                     2                           8                         2                          8
                     3                           6                         3                          7
                     4                           4                         4                          6
                     5                           2                         5                          5
                Thereafter                       0                         6                          4
                                                                           7                          2
                                                                       Thereafter                     0

        *Contracts sold through AEFA are only available with a seven-year withdrawal charge schedule.


        Withdrawal charge under Annuity Payout Plan E - Payouts for a specified period. The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the assumed investment rate plus 1.52% if the original contract had a seven-year withdrawal charge schedule and 1.77% if the original contract had a five-year withdrawal charge schedule. In no event would your withdrawal charge exceed 9%.


        Annual contract administrative charge                             $30**

        **We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

        Guaranteed Minimum Income Benefit Rider fee:
        as a percentage of the Guaranteed Income Benefit
        Base charged annually. This is an optional expense.               0.30%

Annual variable account expenses: as a percentage of average subaccount value. You can choose the length of your contract's withdrawal charge and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

--------------------------------------------------------------- ------------------------- ---------------------------
                                                                  Five-year withdrawal      Seven-year withdrawal
                                                                        schedule                   schedule
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
       Variable account administrative charge                            0.15%                      0.15%
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
       Mortality and expense risk fee                                    1.30%                      1.05%
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
       Enhanced Death Benefit Rider fee as part of the                   0.20%                      0.20%
                                                                         -----                      -----
       mortality and expense risk fee (optional)
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
Total annual variable account expenses without the optional              1.45%                      1.20%
Enhanced Death Benefit Rider fee
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
Total annual variable account expenses with the optional                 1.65%                      1.40%
Enhanced Death Benefit Rider fee
--------------------------------------------------------------- ------------------------- ---------------------------

Annual operating expenses of the funds after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets


------------------------------------------------------------------------- ----------------- ------- -------------- -----------
                                                                             Management     12b-1       Other
                                                                                Fees         Fees     Expenses       Total
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                             .56%         .13         .26         .95%1
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Capital Resource Fund                                .59%         .13         .07         .79%2
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Diversified Equity Income Fund                       .56%         .13         .26         .95%1
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Extra Income Fund                                    .62%         .13         .09         .84%2
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Federal Income Fund                                  .61%         .13         .14         .88%1
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - New Dimensions Fund                                  .61%         .13         .06         .80%2
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Small Cap Advantage Fund                             .79%         .13         .31         1.23%1
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AIM V.I. Capital Appreciation Fund                                              .62%          --         .05         .67%3
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AIM V.I. Value Fund                                                             .61%          --         .05         .66%3
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
The Dreyfus Socially Responsible Growth Fund, Inc.                              .75%          --         .05          .80%
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
FT VIP Franklin Income Securities Fund - Class 2                                .47%         .25         .02         .74%4
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
FT VIP Mutual Shares Securities Fund - Class 2                                  .74%         .25         .03         1.02%4
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
FT VIP Franklin Real Estate Fund - Class 2                                      .52%         .25         .02         .79%4
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
FT VIP Franklin Small Cap Fund Class - 2                                        .75%         .25         .02         1.02%4
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Goldman Sachs VIT CORESM U.S. Equity Fund                                       .70%          --         .10         .80%5
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Goldman Sachs VIT Global Income Fund                                            .90%          --         .15         1.05%5
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Goldman Sachs VIT Mid Cap Value Fund                                            .80%          --         .15         .95%6
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
MFS(R)Growth with Income Series                                                  .75%          --         .13         .88%7
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
MFS(R)Utilities Series                                                           .75%          --         .26         1.01%7
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Putnam VT International Growth Fund - Class IB Shares                           .80%         .15         .27         1.22%
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Putnam VT Vista Fund - Class IB Shares                                          .65%         .15         .12          .92%
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Asset Allocation Fund                                            .42%         .25         .33         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Corporate Bond Fund                                              .10%         .25         .55         .90%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Equity Income Fund                                               .38%         .25         .37         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Equity Value Fund                                                 -- %        .25         .75         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Growth Fund                                                      .32%         .25         .43         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Large Company Growth Fund                                        .12%         .25         .63         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

Wells Fargo VT Money Market Fund
                                                                                .35%         .25         .25         .85%8

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Small Cap Growth Fund                                             -- %        .25         .95         1.20%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

1Based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be: 0.39% and 1.08% for AXPSM Variable Portfolio - Blue Chip Advantage and AXPSM Variable Portfolio - Diversified Equity Income Funds, 0.26% and 1.00% for AXPSM Variable Portfolio - Federal Income Fund and 0.43% and 1.35% for AXPSM Variable Portfolio - Small Cap Advantage Fund.

2Annualized operating expenses of funds at Dec. 31, 1998.

3Figures in "Management Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1998.

4Because no Class 2 shares were issued as of Dec. 31, 1998, figures (other than Rule 12b-1 fees) are based on the Portfolio's Class 1 actual expenses for the fiscal year ended Dec. 31, 1998 plus Class 2's annual Rule 12b-1 fee of 0.25%. (While the maximum amount payable under each Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year). The figure shown under Management Fees, combines both the Management and Portfolio Administration Fees. The Portfolio Administration Fee is a direct expense for the Mutual Share Securities Fund; the Franklin Income Securities Fund, and the Franklin Real Estate Fund and the
Franklin Small Cap Fund pays for similar services indirectly through the Management Fee.

5The Goldman Sachs VIT CORESM U.S. Equity Fund and Goldman Sachs VIT Global Income Fund expenses are based on actual expenses for fiscal year ended Dec. 31, 1998. The Investment Advisor to the Goldman Sachs VIT CORESM U.S. Equity Fund and Goldman Sachs VIT Global Income Fund have voluntarily agreed to reduce or limit certain "Other Expenses" of such funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.10% and 0.15% per annum of such funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total" for the Goldman Sachs VIT CORESM U.S. Equity Fund and Goldman Sachs VIT Global Income Fund would be 2.13% and 2.83% and 2.40% and 3.30%, respectively. The reductions or limits may be discontinued or modified by the investment adviser in their discretion at any time.

6The Goldman Sachs VIT Mid Cap Value Fund's expenses are estimated due to the fund being in existence for less than ten months. The Investment Advisor to the Goldman Sachs VIT Mid Cap Value Fund has voluntarily agreed to reduce or limit certain "Other Expenses" of such funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15% per annum of such funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total" for the Goldman Sachs VIT Mid Cap Value Fund would be 0.57% and 1.37%, respectively. The reductions or limits may be discontinued or modified by the investment advisor in their discretion at any time.

7Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.


8The Funds' annualized expenses are estimated for the period Sept. 20, 1999 (inception of the Wells Fargo Variable Trust) - Dec. 31, 1999.

Examples: *

You would pay the following expenses on a $1,000 investment if you selected a five-year withdrawal charge schedule without any optional riders and assuming a 5% annual return and...

-----------------------------------------------------------------------------------------------------------------------------
                                                                           a total withdrawal at       no withdrawal or
                                                                           the end of each time    selection of an annuity
                                                                                  period          payout plan at the end of
                                                                                                       each time period
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                           1 year     3 years      1 year        3 years
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                        $105.07    $137.11       $25.07        $77.11
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                            103.43     132.18        23.43         72.18
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                   105.07     137.11        25.07         77.11
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                                103.94     133.72        23.94         73.72
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                              104.35     134.95        24.35         74.95
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                              103.53     132.49        23.53         72.49
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                         107.94     145.69        27.94         85.69
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          102.25     128.63        22.25         68.63
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                         102.15     128.32        22.15         68.32
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                          103.59     132.64        23.59         72.64
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                            102.97     130.79        22.97         70.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                              105.84     139.41        25.84         79.41
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                  103.48     132.33        23.48         72.33
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                    105.84     139.41        25.84         79.41
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                   103.59     132.64        23.59         72.64
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                        106.15     140.33        26.15         80.33
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                        105.12     137.26        25.12         77.26
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                             104.41     135.11        24.41         75.11
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                      105.74     139.10        25.74         79.10
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                       107.89     145.53        27.89         85.53
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                      104.82     136.34        24.82         76.34
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                        105.64     138.79        25.64         78.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                          104.61     135.72        24.61         75.72
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                           105.64     138.79        25.64         78.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                            105.64     138.79        25.64         78.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                  105.64     138.79        25.64         78.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                    105.64     138.79        25.64         78.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                            104.10     134.18        24.10         74.18
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                        107.69     144.92        27.69         84.92
-----------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment if you selected a five-year withdrawal charge schedule with the optional 0.20% Enhanced Death Benefit Rider and the 0.30% Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and...


-----------------------------------------------------------------------------------------------------------------------------
                                                                           a total withdrawal at       no withdrawal or
                                                                           the end of each time    selection of an annuity
                                                                                  period          payout plan at the end of
                                                                                                       each time period
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                           1 year     3 years      1 year        3 years
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                        $110.27    $153.17       $30.27        $93.17
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                            108.63     148.26        28.63         88.26
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                   110.27     153.17        30.27         93.17
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                                109.14     149.80        29.14         89.80
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                              109.55     151.03        29.55         91.03
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                              108.73     148.57        28.73         88.57
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                         113.14     161.72        33.14        101.72
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          107.45     144.73        27.45         84.73
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                         107.35     144.42        27.35         84.42
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                          108.79     148.73        28.79         88.73
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                            108.17     146.88        28.17         86.88
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                              111.04     155.46        31.04         95.46
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                  108.68     148.42        28.68         88.42
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                    111.04     155.46        31.04         95.46
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                   108.79     148.73        28.79         88.73
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                        111.35     156.38        31.35         96.38
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                        110.32     153.32        30.32         93.32
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                             109.61     151.18        29.61         91.18
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                      110.94     155.16        30.94         95.16
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                       113.09     161.56        33.09        101.56
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                      110.02     152.41        30.02         92.41
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                        110.84     154.85        30.84         94.85
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                          109.81     151.79        29.81         91.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                           110.84     154.85        30.84         94.85
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                            110.84     154.85        30.84         94.85
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                  110.84     154.85        30.84         94.85
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                    110.84     154.85        30.84         94.85
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                            109.30     150.26        29.30         90.26
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                        112.89     160.96        32.89        100.96
-----------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment if you selected a seven-year withdrawal charge schedule without any optional riders and assuming a 5% annual return and...

-----------------------------------------------------------------------------------------------------------------------------
                                                                           a total withdrawal at       no withdrawal or
                                                                           the end of each time    selection of an annuity
                                                                                  period          payout plan at the end of
                                                                                                       each time period
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                          1 year     3 years      1 year        3 years
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                        $102.51    $139.40       $22.51        $69.40
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                            100.87     134.45        20.87         64.45
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                   102.51     139.40        22.51         69.40
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                                101.38     136.00        21.38         66.00
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                              101.79     137.24        21.79         67.24
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                              100.97     134.76        20.97         64.76
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                         105.38     148.03        25.38         78.03
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                           99.69     130.88        19.69         60.88
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                          99.59     130.57        19.59         60.57
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                          101.02     134.91        21.02         64.91
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                            100.41     133.05        20.41         63.05
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                              103.28     141.72        23.28         71.72
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                  100.92     134.60        20.92         64.60
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                    103.28     141.72        23.28         71.72
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                   101.02     134.91        21.02         64.91
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                        103.59     142.64        23.59         72.64
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                        102.56     139.55        22.56         69.55
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                             101.84     137.39        21.84         67.39
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                      103.18     141.41        23.18         71.41
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                       105.33     147.87        25.33         77.87
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                      102.25     138.63        22.25         68.63
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                        103.07     141.10        23.07         71.10
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                          102.05     138.01        22.05         68.01
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                           103.07     141.10        23.07         71.10
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                            103.07     141.10        23.07         71.10
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                  103.07     141.10        23.07         71.10
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                    103.07     141.10        23.07         71.10
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                            101.54     136.46        21.54         66.46
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                        105.12     147.26        25.12         77.26
-----------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment if you selected a seven-year withdrawal charge schedule with the optional 0.20% Enhanced Death Benefit Rider and 0.30% Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and a total withdrawal at the end of each time period.


-------------------------------------------------------------------------------------------------------------------------------
                                                                            1 year     3 years      5 years      10 years
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                        $107.71    $155.50         $--           $--
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                            106.07     150.57       188.38        298.86
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                   107.71     155.50         --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                                106.58     152.11         --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                              106.99     153.34         --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                              106.17     150.87       188.89        299.89
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                         110.58     164.09         --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          104.89     147.01        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                         104.79     146.70       181.91        285.81
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                          106.22     151.03        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                            105.61     149.18        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                              108.48     157.80        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                  106.12     150.72        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                    108.48     157.80        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                   106.22     151.03        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                        108.79     158.73        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                        107.76     155.65        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                             107.04     153.50        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                      108.38     157.50        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                       110.53     163.94        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                      107.45     154.73        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                        108.27     157.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                          107.25     154.11        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                           108.27     157.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                            108.27     157.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                  108.27     157.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                    108.27     157.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                            106.74     152.57        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                        110.32     163.32        --            --
-------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment if you selected a seven-year withdrawal charge schedule with the optional 0.20% Enhanced Death Benefit Rider and 0.30% Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and no withdrawal or selection of an annuity payout plan at the end of each time period.


-------------------------------------------------------------------------------------------------------------------------------
                                                                            1 year     3 years      5 years      10 years
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                          $27.71     $85.50        $--           $--
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                              26.07      80.57       138.38        298.86
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                     27.71      85.50         --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                                  26.58      82.11         --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                                26.99      83.34         --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                                26.17      80.87       138.89        299.89
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                           30.58      94.09        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            24.89      77.01        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                           24.79      76.70       131.91        285.81
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                            26.22      81.03        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                              25.61      79.18        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                                28.48      87.80        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                    26.12      80.72        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                      28.48      87.80        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                     26.22      81.03        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                          28.79      88.73        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                          27.76      85.65        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                               27.04      83.50        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                        28.38      87.50        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                         30.53      93.94        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                        27.45      84.73        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                          28.27      87.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                            27.25      84.11        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                             28.27      87.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                              28.27      87.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                    28.27      87.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                      28.27      87.19        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                              26.74      82.57        --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                          30.32      93.32        --            --
-------------------------------------------------------------------------------------------------------------------------------

*In these examples, the $30 contract  administrative charge is approximated as a
 .051% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in these examples. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.


Year ended Dec. 31,
                                                                     1998        1997         1996        1995

Subaccount ECR1 (Investing in shares of AXPSM Variable
Portfolio - Capital Resource Fund)

Accumulation unit value at beginning of period                      $1.56       $1.27        $1.20       $1.00

Accumulation unit value at end of period                            $1.91       $1.56        $1.27       $1.20

Number of accumulation units outstanding at end of period           5,163       3,813        2,350         818
(000 omitted)

Ratio of operating expense to average net assets                    1.40%       1.40%        1.50%       1.50%

Subaccount  EGD2 (Investing in shares of AXPSM Variable
Portfolio - New Dimensions Fund)

Accumulation unit value at beginning of period                      $1.05       $1.00          --          --

Accumulation unit value at end of period                            $1.32       $1.05          --          --

Number of accumulation units outstanding at end of period           1,108          69          --          --
(000 omitted)

Ratio of operating expense to average net assets                    1.40%       1.40%          --          --

Subaccount  EVA2 (Investing in shares of AIM V.I. Value
Fund)

Accumulation unit value at beginning of period                      $1.03       $1.00          --          --

Accumulation unit value at end of period                            $1.34       $1.03          --          --

Number of accumulation units outstanding at end of period           1,779          66          --          --
(000 omitted)


Ratio of operating expense to average net assets                    1.40%       1.40%          --          --

1Operations commenced on Feb. 21, 1995.
2Operations commenced on Oct. 30, 1997.

Financial Statements

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets. You can find our audited financial statements later in this prospectus.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o        the contract administrative charge,
o        the variable account administrative charge,
o        the Enhanced Death Benefit Rider fee,
o        the Guaranteed Minimum Income Benefit Rider fee,
o        mortality and expense risk fee, and
o withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We also may make optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), the Enhanced Death Benefit Rider fee and the Guaranteed Minimum Income Benefit Rider fee. Total return quotations may be shown by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Seven-day simple yield (for subaccounts investing in money market funds) is the income generated by the investment over a given seven-day period. We show this as a percentage of the investment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage. You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


---------------------------------------------------------------------------------------------------------------------------------
  Subaccount    Investing In                Investment Objectives and Policies                     Investment Advisor or Manager
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WBCA 2      AXPSM Variable Portfolio -  Objective: long-term total return exceeding that of    IDS Life Insurance Company
    WBCA 4      Blue Chip Advantage Fund    the U.S. stock market. Invests primarily in common     (IDS Life), investment
    WBCA 5                                  stocks of companies included in the unmanaged S&P 500  manager; American Express
    WBCA 7                                  Index.                                                 Financial Corporation
                                                                                                   (AEFC), investment advisor.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     ECR       AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily in  IDS Life, investment
    WCAR 2     Capital Resource Fund       U.S. common stocks.                                    manager; AEFC, investment
    WCAR 4                                                                                        advisor.
    WCAR 7
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WDEI 2     AXPSM Variable Portfolio - Objective:  a high level of current income and, as a    IDS Life,  investment
    WDEI 4     Diversified  Equity Income secondary goal,  steady growth of capital.  Invests     manager;  AEFC,  investment
    WDEI 5     Fund                       primarily in dividend-paying common and preferred       advisor.
    WDEI 7                                stocks.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     EIA       AXPSM Variable Portfolio -  Objective: high current income, with capital growth    IDS Life, investment
    WEXI 2     Extra Income Fund           as a secondary objective. Invests primarily in         manager; AEFC, investment
    WEXI 4                                 long-term, high-yielding, high-risk debt securities    advisor.
    WEXI 7                                 below investment grade issued by U.S. and foreign
                                           corporations.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WFDI 2      AXPSM Variable Portfolio -  Objective: a high level of current income and safety   IDS Life, investment
    WFDI 4      Federal Income Fund         of principal consistent with an investment in U.S.     manager; AEFC, investment
    WFDI 5                                  government and government agency securities. Invests   advisor.
    WFDI 7                                  primarily in debt obligations issued or guaranteed as
                                            to principal and interest by the U.S. government, its
                                            agencies or instrumentalities.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     EGD       AXPSM Variable Portfolio -  Objective: long-term growth of capital. Invests        IDS Life, investment
    WNDM 2     New Dimensions Fund         primarily in common stocks of U.S. and foreign         manager; AEFC, investment
    WNDM 4                                 companies showing potential for significant growth.    advisor.
    WNDM 7
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WSCA 2      AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests           IDS Life, investment
    WSCA 4      Small Cap Advantage Fund    primarily in equity stocks of small companies that     manager; AEFC, investment
    WSCA 5                                  are often included in the S&P SmallCap 600 Index or    advisor; Kenwood Capital
    WSCA 7                                  the Russell 2000 Index.                                Management LLC,
                                                                                                   sub-investment advisor.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     ECA       AIM V.I. Capital            Objective: growth of capital.  Invests primarily in    A I M Advisors, Inc.
    WCAP 2     Appreciation Fund           common stocks, with emphasis on medium- and
    WCAP 4                                 small-sized growth companies.
    WCAP 7
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     EVA       AIM V.I. Value Fund          Objective: long-term growth of capital with income as  A I M Advisors, Inc.
    WVAL 2                                  a secondary objective. Invests primarily in equity
    WVAL 4                                  securities judged to be undervalued relative to the
    WVAL 7                                  investment advisor's appraisal of the current or
                                            projected  earnings of the companies
                                            issuing the securities,  or relative
                                            to current  market  values of assets
                                            owned by the  companies  issuing the
                                            securities,   or   relative  to  the
                                            equity market generally.
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     ESR       The Dreyfus Socially        Objective: capital growth, with current income as a    The Dreyfus Corporation,
    WSRG 2     Responsible Growth Fund,    secondary objective. Invests primarily in the common   investment advisor; NCM
    WSRG 4     Inc.                        stock of companies that, in the opinion of the fund's  Capital Management Group,
    WSRG 7                                 management, meet traditional investment standards and  Inc., sub-investment advisor.
                                           conduct  their  business in a manner
                                           that  contributes to the enhancement
                                           of the quality of life in America.
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    WISE 2      Franklin Templeton VIP      Objective: maximize income while maintaining           Franklin Advisers, Inc.
    WISE 4      Franklin Income             prospects for capital appreciation. Invests primarily
    WISE 5      Securities Fund             in a diversified portfolio of debt and equity
    WISE 7                                  securities, including high yield, lower-rated "junk
                                            bonds."
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     EMU        Franklin Templeton VIP      Objective: capital appreciation with income as a       Franklin Mutual Advisers, LLC
    WMSI 2      Mutual Shares               secondary goal. Invests primarily in equity
    WMSI 4      Securities Fund             securities of companies that the manager believes are
    WMSI 7                                  available at market prices less than their actual
                                            value based on certain recognized or objective
                                            criteria (intrinsic value).
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     ERE        Franklin Templeton VIP      Objective: capital appreciation with a secondary goal  Franklin Advisers, Inc.
    WRES 2      Franklin Real Estate        to earn current income. Invests primarily in
    WRES 4      Fund                        securities of companies operating in the real estate
    WRES 7                                  industry, primarily equity real estate investment
                                            trusts (REITS).
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    WSMC 2      Franklin Templeton VIP      Objective: long-term capital growth. Invests           Franklin Advisers, Inc.
    WSMC 4      Franklin Small Cap          primarily in equity securities of U.S. small
    WSMC 5      Fund                        capitalization (small cap) growth companies.
    WSMC 7

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     JUS        Goldman Sachs VIT           Objective: long-term growth of capital and dividend    Goldman Sachs Asset
    WUSE 2      CORE SM U.S. Equity Fund    income. Primarily invests in a broadly diversified     Management
    WUSE 4                                  portfolio of large-cap and blue chip equity
    WUSE 7                                  securities representing all major sectors of the U.S.
                                            economy.
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     JGL        Goldman Sachs VIT Global    Objective: high total return, emphasizing current      Goldman Sachs Asset
    WGLI 2      Income Fund                 income, and, to a lesser extent, providing             Management International
    WGLI 4                                  opportunities for capital appreciation. Invests
    WGLI 7                                  primarily in a portfolio of high quality fixed-income
                                            securities of U.S. and foreign issuers and enters
                                            into transactions in foreign currencies.
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     JMC        Goldman Sachs VIT Mid Cap   Objective: long-term capital appreciation. Invests     Goldman Sachs Asset
    WMCE 2      Value Fund                  primarily in mid-capitalization U.S. stocks that are   Management
    WMCE 4                                  believed to be undervalued or undiscovered by the
    WMCE 7                                  marketplace.
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    WGIS 2      MFS(R)Growth with Income     Objective: reasonable current income and long-term     MFS Investment Management(R)
    WGIS 4      Series                      growth of capital and income. Invests primarily in
    WGIS 5                                  common stocks and related securities, such as
    WGIS 7                                  preferred stocks, convertible securities and
                                            depositary receipts for those securities.
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     EUT       MFS(R) Utilities Series      Objective: capital growth and current income. Invests  MFS Investment Management(R)
    WUTS 2                                  primarily in equity and debt securities of domestic
    WUTS 4                                  and foreign companies in the utilities industry.
    WUTS 7
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     EPL        Putnam VT International     Objective: long-term capital appreciation. Invests     Putnam Investment
    WIGR 2      Growth Fund - Class IB      primarily in equity securities of companies located    Management, Inc.
    WIGR 4      Shares                      in a country other than the U.S.
    WIGR 7
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     EPT       Putnam VT Vista Fund -      Objective: capital appreciation. Invests primarily in  Putnam Investment
    WVIS 2      Class IB Shares            a diversified portfolio of common stocks that Putnam   Management, Inc.
    WVIS 4                                 Management  believes have above-average  potential for
    WVIS 7                                 capital appreciation.
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    WAAL 2      Wells Fargo VT Asset        Objective: long-term total return, consistent with     Wells Fargo Bank, N.A.,
    WAAL 4      Allocation Fund             reasonable risk. Invests primarily in the securities   advisor; Barclays Global
    WAAL 5                                  of various indexes to replicate the total return of    Fund Advisors, sub-advisor.
    WAAL 7                                  the index. We use an asset allocation model to
                                            allocate and reallocate assets among common stocks
                                            (S&P 500 Index), U.S. Treasury bonds (Lehman Brothers
                                            20+ Bond Index) and money market instruments,
                                            operating from a target allocation of 60% stocks and
                                            40% bonds.
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    WCBD 2      Wells Fargo VT Corporate    Objective: high level of current income consistent     Wells Fargo Bank, N.A.,
    WCBD 4      Bond Fund                   with reasonable risk. Invests primarily in corporate   advisor; Wells Capital
    WCBD 5                                  debt securities of any maturity.                       Management Incorporated,
    WCBD 7                                                                                         sub- advisor.
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    WEQI 2      Wells Fargo VT Equity       Objective: long-term capital appreciation and          Wells Fargo Bank, N.A.,
    WEQI 4      Income Fund                 above-average dividend income. Invests primarily in    advisor; Wells Capital
    WEQI 5                                  common stocks of large, high-quality domestic          Management Incorporated,
    WEQI 7                                  companies with above-average return potential and      sub- advisor.
                                            above-average dividend income.
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    WEQV 2      Wells Fargo VT Equity       Objective: long-term capital appreciation. Invests     Wells Fargo Bank, N.A.,
    WEQV 4      Value Fund                  primarily in equity securities that we believe are     advisor; Wells Capital
    WEQV 5                                  undervalued in relation to the overall stock markets.  Management Incorporated,
    WEQV 7                                                                                         sub- advisor.
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    WGRO 2      Wells Fargo VT Growth Fund  Objective: long-term capital appreciation. Invests     Wells Fargo Bank, N.A.,
    WGRO 4                                  primarily in common stocks and other equity            advisor; Wells Capital
    WGRO 5                                  securities of domestic and foreign companies whose     Management Incorporated,
    WGRO 7                                  market capitalization falls within the range of the    sub- advisor.
                                            Russell   1000   Index,   which   is
                                            considered    a   mid-   to   large-
                                            capitalization index.
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    WLCG 2      Wells Fargo VT Large        Objective: long-term capital appreciation. Invests     Wells Fargo Bank, N.A.,
    WLCG 4      Company Growth Fund         primarily in common stock of large, high-quality       advisor; Peregrine Capital
    WLCG 5                                  domestic companies that have superior growth           Management, Inc.,
    WLCG 7                                  potential.                                             sub-advisor.
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    WMMK 2      Wells Fargo VT Money        Objective: current income, while preserving capital    Wells Fargo Bank, N.A.,
    WMMK 4      Market Fund                 and liquidity. Invests primarily in high-quality,      advisor; Wells Capital
    WMMK 5                                  U.S. dollar-denominated money market instruments,      Management Incorporated,
    WMMK 7                                  including debt obligations.                            sub- advisor.
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    WSCG 2      Wells Fargo VT Small Cap    Objective: long-term capital appreciation. Invests     Wells Fargo Bank, N.A.,
    WSCG 4      Growth Fund                 primarily in common stocks issued by companies whose   advisor; Wells Capital
    WSCG 5                                  market capitalization falls within the range of the    Management Incorporated,
    WSCG 7                                  Russell 2000 Index, which is considered a small        sub- advisor.
                                            capitalization index.
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

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses also are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Accounts

Guarantee Period Accounts
You may also allocate purchase payments to one or more of the Guarantee Period Accounts with Guarantee Periods ranging from two to ten years. The minimum required investment in each Guarantee Period Account is $1,000. Each Guarantee Period Account pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a Guarantee Period Account.

We have no specific formula for determining the rate of interest that we declare as future interest rates on the Guarantee Period Accounts. We will declare the interest rates from time to time based on our analysis of current market conditions. In addition, we also may consider various other factors in determining the interest rates for a given Guarantee Period including regulatory and tax requirements; sales commissions and administrative expenses we bear; general economic trends; and competitive factors.

You may transfer money out of the Guarantee Period Accounts within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the money to another Guarantee Period Account, transfer the money to any of the subaccounts, or withdraw the money from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the money into the one-year fixed account. These accounts are not available in all states and are not offered after annuity payouts begin.

We hold amounts you allocate to the Guarantee Period Accounts in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the Guarantee Period Accounts. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the Guarantee Period Accounts.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Duff and Phelp's - or are rated in the two highest grades by the National Association of Insurance Commissioners;
o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

Market Value Adjustment (MVA)
You may choose to transfer or withdraw money out of the Guarantee Period Accounts prior to the end of the Guarantee Period. The amount transferred or withdrawn will receive a MVA which will increase or decrease the actual amount transferred or withdrawn. We calculate the MVA using the formula shown below and we base it on the current level of interest rates compared to the rate of your Guarantee Period Account.

Amount transferred    x      (      l + i        )   n/12
                              --------------------
                             (   l + j + .001    )

Where:                       i   =   rate earned in the account from which funds
                                     are being transferred
                             j   =   current rate for a new Guarantee Period
                                     equal to the remaining term in the current
                                     Guarantee Period
                             n   =   number of months remaining in the current
                                     Guarantee Period (rounded up)


We will not make MVAs for amounts withdrawn for withdrawal charges, the annual contract administrative charge or paid out as a death claim. We also will not make MVAs on automatic transfers from the two-year Guarantee Period Account. We determine any applicable withdrawal charges based on the market value adjusted withdrawals. In some states, the MVA is limited.

The one-year fixed account
You may allocate purchase payments to the one-year fixed account. We back the principal and interest guarantees relating to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract


You or your sales representative will send an application along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Because of administration system restrictions, you may buy only a nonqualified annuity (but not by rollover) through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select:

o the length of the withdrawal charge period (five or seven years)*;
o the optional Enhanced Death Benefit Rider;
o the optional Guaranteed Minimum Income Benefit Rider;
o the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest;
o how you want to make  purchase  payments;  and
o a beneficiary.

*Contracts sold through AEFA are only available with a seven-year withdrawal charge schedule.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a SIP. To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

The retirement date
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and
o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

Beneficiary
We will pay your named  beneficiary  the death  benefit  if it  becomes  payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase payments

    Minimum intial purchase payment:                                    $2,000

    Minimum additional purchase payments:

      If paying by SIP*:                       If paying by any other method**:
         $50                                                $100


  * Payments made using SIP must total $2,000 before you can make partial withdrawals.
 ** The  Guarantee  Period  Accounts  require a minimum  $1,000 initial payment.


    Maximum total allowable purchase payments*** (without prior approval):           $99,999 for contracts sold through AEFA
    ----------------------------------------------------------------------

                                                                                    $1,000,000 for all other contracts

    *** This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the qualified plan's limits on annual contributions also apply.

How to make purchase payments

1
By letter: Send your check along with your name and contract number to:

                  Regular mail:
                  American Enterprise Life Insurance Company
                  80 South Eighth Street
                  P.O. Box 534
                  Minneapolis, MN 55440-0534

                  Express mail:
                  American Enterprise Life Insurance Company
                  Attention: Unit 829
                  733 Marquette Avenue
                  Minneapolis, MN 55402

2
By SIP:           Contact your sales representative to complete the necessary
                  SIP paperwork.

Charges

Contract administrative charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Variable account administrative charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of the subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

Mortality and expense risk fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For contracts with a five-year withdrawal charge schedule, this fee totals 1.30% of their average daily net assets on an annual basis. For contracts with a seven-year withdrawal charge schedule, this fee totals 1.05% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. If you choose the optional Enhanced Death Benefit Rider, we will charge an additional 0.20% of the average daily net assets on annual basis (see "Enhanced Death Benefit Rider fee" below.) These fees do not apply to the fixed accounts. We cannot increase these fees.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Enhanced Death Benefit Rider fee
We charge a fee for this optional feature only if you choose this option. If selected, we apply this fee daily to the subaccounts as part of the mortality and expense risk fee. It is reflected in the unit values of the subaccounts and it totals 0.20% of their average daily net assets on an annual basis. We cannot increase the Enhanced Death Benefit Rider fee.


Guaranteed Minimum Income Benefit Rider fee
We charge a fee based on the Guaranteed Income Benefit Base for this optional feature only if you choose this option. If selected, we deduct the fee (currently 0.30%) from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


We apply the fee on an adjusted  benefit base  calculated as the result of (a) +
(b) - (c), where:
(a) is the Guaranteed Income Benefit Base,
(b) is the adjusted transfers from the subaccounts to the fixed accounts made in the last six months, and
(c) is the total contract value in the fixed accounts.

The result of (b) minus (c) cannot be greater than zero. It allows us to base the charge largely on the subaccounts, and not on the fixed accounts.


We will deduct the fee, adjusted for the number of calendar days coverage was in place if the contract is terminated for any reason or when annuity payouts begin. We cannot increase the Guaranteed Minimum Income Benefit Rider fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the Guaranteed Minimum Income Benefit Rider fee on new contracts up to a maximum of 0.75%.


Withdrawal charge
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for the contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts - Market Value Adjustment (MVA)".)

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 15% of your prior anniversary contract value. (Your initial purchase payment is considered the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the annual 15% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:

                    Five-year schedule                                         Seven-year schedule
 Years from purchase payment         Withdrawal charge           Years from purchase           Withdrawal charge
           receipt                      percentage                 payment receipt                percentage
              1                              8%                           1                            8%
              2                              8                            2                            8
              3                              6                            3                            7
              4                              4                            4                            6
              5                              2                            5                            5
          Thereafter                         0                            6                            4
                                                                          7                            2
                                                                     Thereafter                        0


Withdrawal charge calculation example:
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:


o The contract date is Nov. 1, 2000 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

o        We received these payments
       - $10,000 Nov. 1, 2000;
       - $8,000 Dec. 31, 2006; and
       - $6,000 Feb. 20, 2008; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2010 and had not made any other withdrawals during that contract year; and

o    The prior anniversary Nov. 1, 2009 contract value was $38,488.


            Withdrawal Charge                                   Explanation

                $  0             $5,773.20 is 15% of the prior anniversary contract value withdrawn without withdrawal charge; and

                $  0             $8,327.80 is contract earnings in excess of the 15% free withdrawal amount withdrawn without withdrawal charge; and

                $  0             $10,000 Nov. 1, 2000 payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

                $480              $8,000 Dec. 31, 2006 payment is in its fourth year from receipt, withdrawn with a 6% withdrawal charge; and

                $420              $6,000 Feb. 20, 2008 payment is in its third year from receipt withdrawn with a 7% withdrawal charge.

                $900

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually withdraw from your contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount. We pay you the amount you requested. If you make a full withdrawal of your contract, we also will deduct the $30 contract administrative charge.

Waiver of withdrawal charges We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;
o amounts totaling up to 15% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o    contracts settled using an annuity payout plan;
o withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
o    amounts we refund to you during the free look period; and
o    death benefits.

Contingent events
o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.
o Withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
o Withdrawals you make if you or the annuitant become disabled within the meaning of IRC Section 72(m)(7) after your contract date. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.
o Withdrawals you make once a year if you or the annuitant become unemployed at least one year after your contract's date, up to the following amounts each year:
                 (a) 25% of your prior  anniversary  contract  value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or
                 (b) 50% of your prior  anniversary  contract  value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria and a legible photocopy of the unemployment payment benefits meeting the above criteria with regard to dates.


Withdrawal charge under Annuity Payout Plan E - Payouts for a specified period. Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.02% if the assumed investment rate is 3.5% and 6.97% if the assumed investment rate is 5%. The withdrawal charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your withdrawal charge exceed 9%.


Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. We deduct premium taxes when you make a full withdrawal from your contract or when annuity payouts begin. We reserve the right to deduct this tax at other times such as when you make purchase payments.

Valuing Your Investment

We value your fixed accounts and subaccounts as follows:

Fixed accounts: We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;
o    plus interest credited;


o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;


o    minus any prorated contract administrative charge; and
o minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable).

Subaccounts: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor
We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units
Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments you allocate to the subaccounts;
o        transfers into or out of the subaccounts;
o        partial withdrawals;
o        withdrawal charges;
o        prorated portions of the contract administrative charge; and/or
o prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o        changes in funds' net asset value;
o        dividends distributed to the subaccounts;
o        capital gains or losses of funds;
o        fund operating expenses; and/or
o mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected).

Making the Most of Your Contract


Automated dollar-cost averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You also can obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                                                   How dollar-cost averaging works

By investing an                                   Amount       Accumulation unit       Number of units
equal number of                      Month       invested            value                purchased
dollars each month...                 Jan         $100               $20                     5.00
                                      Feb          100                18                     5.56
you automatically buy                 Mar          100                17                     5.88
more units when the                   Apr          100                15                     6.67
per unit market price                 May          100                16                     6.25
is low...                             Jun          100                18                     5.56
                                      Jul          100                17                     5.88
and fewer units when                  Aug          100                19                     5.26
the per unit market                  Sept          100                21                     4.76
price is high.                        Oct          100                20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact us.

Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Transferring money between accounts
You may transfer money from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies" below.)

Transfer policies
o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

o You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

o You may transfer contract values from the Guarantee Period Accounts at any time. Transfers made before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the one-year fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, your choices of subaccounts may be limited.

o Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

How to request a transfer or withdrawal
1                        Send your name, contract number, Social Security Number
By letter:               or Taxpayer Identification Number and signed request
                         for a transfer or withdrawal to:

                           Regular mail:
                           American Enterprise Life Insurance Company
                           80 South Eighth Street
                           P.O. Box 534
                           Minneapolis, MN 55440-0534

                           Express mail:
                           American Enterprise Life Insurance Company
                           Attention: Unit 829
                           733 Marquette Avenue
                           Minneapolis, MN 55402

                           Minimum amount

                           Transfers or
                           withdrawals:          $500 or entire account balance

                           Maximum amount

                           Transfers or
                           withdrawals:              Contract value

2
By automated transfers
and automated partial withdrawals:      Your sales representative can help you
                                        set up automated transfers or partial
                                        withdrawals among your subaccounts or
                                        fixed accounts.

     You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
o Automated withdrawals may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial withdrawals are in effect.
o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

                           Minimum amount

                           Transfers or
                           withdrawals:           $100 monthly
                                                  $250 quarterly, semi-annually
                                                   or annually

3                          Call between 7 a.m. and 6 p.m. Central time:
By phone:
                           800-333-3437 or
                           (612) 671-7700 (Minneapolis/St. Paul area)

                           Minimum amount

                           Transfers or
                           withdrawals:          $500 or entire account balance

                           Maximum amount

                           Transfers:                Contract value
                           Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period - Annuity payout plans").


Withdrawal policies
If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment By regular or express mail:

o        payable to owner;
o        mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared; -- the NYSE is closed, except for normal holiday and weekend closings;
-- trading on the NYSE is restricted, according to SEC rules;
-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in Case of Death


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. The benefit paid will be based on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.       the contract value; or

2. the total purchase payments paid less any "adjusted partial withdrawals"; or

3. the "maximum anniversary value" immediately preceding the date of death plus the dollar amount of any payments since that anniversary and minus any "adjusted partial withdrawals" since that anniversary.

If you own the contract in joint tenancy with rights of survivorship, we will pay benefits upon the first to die of either you or the annuitant.

Adjusted partial withdrawals:
We calculate an "adjusted partial withdrawal " for each partial withdrawal as the product of (a) times (b) where:

                  (a) is the ratio of the amount of the partial withdrawal (including any applicable withdrawal charge) to the contract value on the date of (but prior to) the partial withdrawal; and

                  (b) is the death benefit on the date of (but prior to) the partial withdrawal.

Maximum anniversary value: Each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we calculate the anniversary value which is the greater of:

(a) the contract value on that anniversary; or

(b) total purchase payments made to the contract minus any "adjusted partial withdrawals".

The "maximum anniversary value" is equal to the greatest of these anniversary values.

After your or the annuitant's 81st birthday, the death benefit continues to be the death benefit value as of that date, plus any subsequent payments and minus any "adjusted partial withdrawals".

Example:

o        The contract is purchased with a payment of $20,000 on Jan. 1, 2000.

o On Jan. 1, 2001 (the first contract anniversary) the contract value has grown to $24,000.

o On March 1, 2001 the contract value has fallen to $22,000, at which point the owner takes a $1,500 partial withdrawal, leaving a contract value of $20,500.

The death benefit on March 1, 2001 is calculated as follows:

The "maximum anniversary value:"                                     $24,000.00
(the greatest of the anniversary values which was the contract value on Jan. 1, 2001)

plus any purchase payments paid since that anniversary:                   +0.00

minus any "adjusted partial withdrawal" taken since that
anniversary, calculated as:        1,500  x  24,000    =              -1,636.36
                                   ----------------                   ---------
                                         22,000

for a death benefit of:                                              $22,363.64

Enhanced Death Benefit Rider
If this rider is available in your state and both you and the annuitant are age 79 or younger on the contract date, you may choose to add this benefit to you contract. This rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.       the contract value; or

2. the total purchase payments paid less any "adjusted partial withdrawals"; or

3. the "maximum anniversary value" immediately preceding the date of death plus the dollar amount of any payments since that anniversary and minus any "adjusted partial withdrawals" since that anniversary; or

4.       the Variable Account 5% Floor

The Variable Account 5% Floor
On or before the contract anniversary after the earlier of your or the annuitant's 81st birthday, the Variable Account 5% Floor is the sum of the value in the fixed accounts plus the variable account floor. After the contract anniversary immediately following either your or the annuitant's 81st birthday, the Variable Account 5% Floor is the floor on that anniversary increased by additional purchase payments made since that anniversary and reduced by any "adjusted partial withdrawals" since that anniversary.


On each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by accumulating the prior anniversary's floor at 5%. On the first contract anniversary, the floor is increased by 5% of the accumulated initial purchase payments allocated to the subaccounts. On any day that you allocate additional amounts to, or withdraw or transfer from the subaccounts, we adjust the floor by adding the additional
amounts  and  subtracting  the  "adjusted   partial   withdrawals"  or
"adjusted transfers."

For  the  Variable  Account  5%  Floor,  we  calculate  the  "adjusted   partial
withdrawals"  or  "adjusted transfers" as the result of (a) times (b) where


(a) is the ratio of the amount of withdrawal (including any withdrawal charges) or transfer from the subaccounts to the total value in the subaccounts on the date of (but prior to) the withdrawal or transfer.
(b) is the variable account floor on the date of (but prior to) the withdrawal or transfer.

Example:

o The contract is purchased with a payment of $20,000 on Jan. 1, 2000 with $5,000 allocated to the one-year fixed account and $15,000 allocated to the subaccounts.

o On Jan. 1, 2001 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17, 200.

o On March 1, 2001, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. The owner takes a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.



The death benefit on March 1, 2001 is calculated as follows:


The "maximum anniversary value" (the purchase payment):                                 $ 20,000.00

plus any purchase payment paid since that anniversary:                                       + 0.00

Minus any "adjusted partial withdrawal" taken since that anniversary,
Calculated as:    1,500   x   20,000   =
                  ------------------
                         19,300                                                         - 1,554.40
                                                                                         ----------

Maximum Anniversary Value Benefit                                                       $ 18,445.60
                                                                                        ===========


The variable account floor on Jan. 1, 2001,


calculated as:    1.05   x   15,000   =                                                 $ 15,750.00

plus any purchase payments paid since that anniversary:                                      + 0.00

minus any "adjusted partial withdrawals" from the subaccounts,
calculated as:    1,500   x   15,750  =
                  ------------------
                         14,000                                                         -$ 1,687.50
                                                                                        -----------


Variable Account Floor Benefit                                                          $ 14,062.50
plus the one-year fixed account value                                                    + 5,300.00
                                                                                         ----------


Variable Account 5% Floor, calculated as the one-year fixed account
plus the Variable Account Floor Benefit                                                 $ 19,362.50
                                                                                        ===========

Enhanced Death Benefit, calculated as the greater of the Maximum Anniversary
Value Benefit and the Variable Account 5% Floor                                         $ 19,362.50


If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would have otherwise been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider, if selected, is then terminated.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death. The contract value is equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider, if selected, is then terminated.

Payments: Under a nonqualified annuity, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes").

Guaranteed Minimum Income Benefit Rider
An optional Guaranteed Minimum Income Benefit Rider may be available in many jurisdictions for a separate annual charge, (see "Charges - Guaranteed Minimum
Income Rider fee"). The rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout period if your contract has been in force for at least ten years, subject to the conditions described below. The rider also provides you the option of variable annuity payouts, with a guaranteed minimum initial payment. This rider is only available at the time you purchase your contract if you also select the Enhanced Death Benefit Rider option.

In some instances, we may allow you to add this rider if it was not available when you initially purchased your contract. In these instances, we would add this rider at the next contract anniversary and all conditions of the rider would use this date as the effective date.

This rider does not create contract value or guarantee the performance of any investment option. Fixed annuity payouts under the terms of this rider will occur at the guaranteed annuity purchase rates stated in the contract. We base first year payments from the variable annuity payout option offered under this rider on the same factors as the fixed annuity payout option. We base subsequent payments on the initial payment and an assumed annual return of 5%. Because this rider is based on guaranteed actuarial factors for the fixed option, the level of fixed lifetime income it guarantees may be less than the level that would be provided by applying the then current annuity factors. Likewise, for the variable annuity payout option, we base the rider on more conservative factors resulting in a lower initial payment and lower lifetime payments than those provided otherwise if the same benefit base were used. However, the Guaranteed Income Benefit Base described below establishes a floor, which when higher than the contract value, can result in a higher annuity payout level. Thus, the rider is a guarantee of a minimum amount of annuity income.

The Guaranteed Income Benefit Base is equal to the Enhanced Death Benefit if:
o the Guaranteed Minimum Income Rider became effective on the contract date, and
o    all payments are recognized in the benefit base.

The Guaranteed Income Benefit Base, less any applicable premium tax, is the value that will be used to determine minimum annuity payouts if the rider is exercised.


We reserve the right to exclude subsequent payments paid in the last five years before exercise of the benefit, in the calculation of the Guaranteed Income Benefit Base. We would do so only if such payments total $50,000 or more of if they are 25% or more of total payments paid into the contract.

If we exclude such payments,  the Guaranteed Income Benefit
Base would be calculated as the greatest of:

(a)  contract  value less "market value  adjusted  prior 5 years of payments";

(b) total payments less prior 5 years of payments, less adjusted partial withdrawals;

(c) Maximum Anniversary Value immediately preceding the date of settlement, plus payments and minus adjusted partial withdrawals since that anniversary, less the "market value adjusted prior 5 years of payments"; or

(d) the Variable Account 5% Floor, less the 5% adjusted prior 5 years of payments.

"Market value adjusted prior 5 years of payments" are calculated as the sum of each such payment, multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such payment. The estimated contract value at such anniversary is calculated by assuming that payments, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

"5% Adjusted prior 5 years of payments" are calculated as the sum of each payment accumulated at 5% for the number of full contract years they have been in the contract.


Conditions on election of the rider: The following conditions apply to the election of the rider:

o you must elect the rider at the time you purchase your contract along with the Enhanced Death Benefit Rider option, and
o        the annuitant must be age 75 or younger on the contract date.

Fund selection to continue the rider: You may allocate your purchase payments to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount in the Wells Fargo Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you notice and ask that you reallocate your contract value so that the limitation is satisfied within 60 days. If after 60 days the limitation is not satisfied, the rider will be terminated.

Exercising the rider: The following conditions apply to the exercise of the rider:

o you may only exercise the rider within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the effective date of the rider, and

o the annuitant on the retirement date must be between 50 and 86 years old, and

o you can only take an annuity payout in one of the following annuity payout plans:
          - Plan A -- Life  Annuity - no refund
          - Plan B -- Life Annuity with ten years  certain
          - Plan D -- Joint and last  survivor  life  annuity - no refund

Contingent event benefits: If the annuitant satisfies the conditions for the waiver of withdrawal charges in the event of disability, terminal illness or a confinement in a nursing home or hospital (see "Charges- Waiver of withdrawal charges") you can exercise the rider at any time. In this event, you can take up to 50% of the Guaranteed Income Benefit Base in cash. You can use the balance of the Guaranteed Income Benefit Base for annuity payouts under the terms above with regard to annuitant age at retirement date, the annuity payout plans and the more conservative annuity factors. You can also change the annuitant for the payouts.

Terminating the rider: The following conditions apply to the termination of the rider:

o you may terminate the rider within 30 days after the first and fifth anniversary of the effective date of the rider.
o you may terminate the rider any time after the 10th anniversary of the effective date of the rider.
o the rider will terminate on the date you make a full withdrawal from the contract, or annuity payouts begin, or on the date that a death benefit is payable.
o the rider will terminate on the contract anniversary after the annuitant's 86th birthday.

Example:
o        The contract is purchased with a payment of $100,000 on Jan. 1, 2000.
o        There are no additional purchase payments and no partial withdrawals.
o        The money is fully allocated to the subaccounts.
o The annuitant is male and age 55 on the contract date. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 on the contract date.
o        The Guaranteed Income Benefit Base is based on the Variable Account 5%
         Floor.
o        The contract is within 30 days after contract anniversary.

If the Guaranteed Minimum Income Benefit Rider is exercised, the minimum fixed annuity monthly payout or the first year variable annuity monthly payout would be:


                                                                           Fixed Annuity Payout Options
                                                                        Minimum Guaranteed Annual Income
Contract Anniversary At         Minimum Guaranteed Benefit      Plan A --       Plan B --          Plan D --
Exercise                        Base                            Life  Annuity   Life Annuity       Joint and last
                                                                - no refund     with ten years     survivor life
                                                                                certain            annuity - no refund
              10                           $162,889                 $848.65           $825.85            $675.99
              15                           $207,893               $1,239.04         $1,180.83            $958.38


After the first year payments, lifetime income payments on a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payments will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available for payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o        the annuity payout plan you select;
o        the annuitant's age and, in most cases, sex;
o        the annuity table in the contract; and
o        the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity table
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A -- Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B -- Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C -- Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D -- Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E -- Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level. The discount rate we use in the calculation will vary between 5.02% and 6.97% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges-Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


Restrictions for some qualified plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

o        over the life of the annuitant;
o        over the joint lives of the annuitant and a designated beneficiary;
o        for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to you in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Qualified annuities: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you withdraw your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under a contract (except a Roth IRA) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o    if it is allocable to an investment before Aug. 14, 1982
     (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each  subaccount for your  contract;
o divided by the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o        laws or regulations change,
o        existing funds become unavailable, or
o        in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus for other funds.

We may also:

o        add new subaccounts;
o        combine any two or more subaccounts;
o        add subaccounts investing in additional funds;
o        transfer assets to and from the subaccounts or the variable account;
         and
o        eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Principal Underwriter
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its office are located at IDS Tower 10, Minneapolis, MN 55440. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

We will pay commissions for sales of the contracts of up to 7% of purchase payments to insurance agencies or broker-dealers that are also insurance agencies. Sometimes we pay the commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which, when totaled, could exceed 7% of purchase payments). In addition, we may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

Issuer
American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

Legal proceedings
A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. American Enterprise Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota State Court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. American Enterprise Life also is a defendant in various other lawsuits. In American Enterprise Life's opinion, none of these lawsuits will have a material adverse effect on our financial condition.

Additional Information About American Enterprise Life

Selected financial data
The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                         Years ended Dec. 31, (thousands)
                                     1998           1997              1996                 1995               1994
Net investment income                $   340,219    $   332,268       $    271,719         $   223,706        $   162,201

Net loss on investments              (4,788)        (509)             (5,258)              (1,154)            (1,190)

Other                                 7,662         6,329              5,753                4,214              2,753
                                     ---------      --------------    --------------       --------------     --------------

Total revenues                       $   343,093    $   338,088       $   272,214          $   226,766        $   163,764
                                     ===========    ===========       ===========          ===========        ===========

Income before income taxes           $    36,421    $    44,958       $    35,735          $     33,440       $     30,212
                                     ============   ============      ============         ============       ============

Net income                           $    22,026    $    28,313       $    22,823          $     21,748       $     19,638
                                     ============   ============      ============         ============       ============

Total assets                         $ 4,885,621    $ 4,973,413       $ 4,425,837          $  3,570,960       $  2,712,286
                                      ==========     ==========        ==========            ==========         ==========

Management's discussion and analysis of financial condition and results of operations

1998 Compared to 1997:
Net income decreased 22 percent to $22 million in 1998, compared to $28 million in 1997. An increase in revenues, resulting primarily from an increase in net investment income was more than offset by an increase in benefits and expenses, resulting primarily from an increase in amortization of deferred policy acquisition costs.

Total revenues increased to $343 million in 1998, compared with $338 million in 1997. The increase is primarily due to increases in net investment income and contractholder charges, partially offset by an increase in net realized loss on investments. Net investment income, the largest component of revenues, increased primarily as a result of an increase in investment yields.

Contractholder charges, which consist primarily of charges on annuity contracts, increased 12 percent to $6.4 million in 1998, compared with $5.7 million in 1997. This increase is primarily the result of an increase in surrender charges.

Net realized loss on investments increased to $4.8 million in 1998, compared to $0.5 million in 1997. The Company incurs realized losses when investments are sold at a loss and when a decline in the fair value of a fixed maturity investment is determined to be other than temporary and it is written down to fair value.

Total benefits and expenses increased 4.6 percent to $307 million in 1998. The largest component of expenses, interest credited on investment contracts, decreased to $229 million, reflecting a decrease in annuities in force and lower interest rates. Amortization of deferred policy acquisition costs increased to $54 million, compared to $37 million in 1997. This increase was due primarily to accelerating amortization to reflect actual lapse experience on certain fixed annuities.

1997 Compared to 1996:
Net income increased 24 percent to $28 million in 1997, compared to $23 million in 1996. This growth resulted primarily from an increase in net investment income, partially offset by an increase in interest credited on investment contracts.

Total revenues increased to $338 million in 1997, compared with $272 million in 1996. The increase is primarily due to an increase in net investment and a decrease in net realized loss on investments. Net investment income, the largest component of revenues, increased primarily as a result of an increase in investments owned and a slight increase investment yields.

Contractholder charges, which consist primarily of charges on annuity contracts, increased 3.6 percent to $5.7 million in 1997, compared with $5.5 million in 1996. This increase is primarily the result of an increase in surrender charges.

Net realized loss on investments decreased to $0.5 million in 1997, compared to $5.3 million in 1996. The Company incurs realized losses when investments are sold at a loss and when a decline in the fair value of a fixed maturity investment is determined to be other than temporary and it is written down to fair value.

Total benefits and expenses increased to $293 million in 1997. The largest component of expenses, interest credited on investment contracts, increased 21 percent to 231 million compared to $192 million in 1996. Amortization of deferred policy acquisition costs increased to $37 million compared to $31 million in 1996. These increases were due primarily to increased aggregate amounts in force.

Risk Management
The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained change in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market change, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effect of the hypothetical interest rate change is based on numerous assumptions, including relative levels of market interest rates, as well as the levels of assets and liabilities. The hypothetical change and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market change actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.

The Company primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. The Company does not invest in securities to generate trading profits.

The Company has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The negative effect on the Company's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at December 31, 1998, would be appoximately $3 million.

Liquidity and Capital Resources

The liquidity requirements of the Company are met by funds provided by premiums, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

The Company has an available line of credit with American Express Financial Corporation aggregating $50 million. The line of credit is used strictly as short-term sources of funds. No borrowings were outstanding under the agreement at December 31, 1998. At December 31, 1998, outstanding reverse repurchase agreements totaled $51 million.

At December 31, 1998, investments in fixed maturities comprised 82 percent of the Company's total invested assets. Of the fixed maturity portfolio, approximately 32 percent is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At December 31, 1998, approximately 14 percent of the Company's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. The Company has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At December 31, 1998, net unrealized appreciation on fixed maturities held to maturity included $52 million of gross unrealized appreciation and $7 million of gross unrealized depreciation. Net unrealized appreciation on fixed maturities available for sale included $102 million of gross unrealized appreciation and $34 million of gross unrealized depreciation.

At December 31, 1998, the Company had an allowance for losses on mortgage loans totaling $8.5 million.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of December 31, 1998, the Company's total adjusted capital was well in excess of the levels requiring regulatory attention.

Year 2000 Issue

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the variable account. All of the major systems used by American Enterprise Life and by the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parities.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps have been taken to resolve any potential problems including modification to existing software and the purchase of new software. AEFC's target date for substantially completing its program of corrective measures on internal business critical systems was December 31, 1998. As of June 30, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Enterprise Life's and the Variable Account's operations continues to be evaluated. The failure of external parties to resolve their own year 2000 issues in a timely manner could result in a material financial risk to AEFC, American Enterprise Life or the variable account.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

Reserves
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

Investments
Of our total investments of $4,503,960,000 at Dec. 31, 1998, 28% was invested in mortgage-backed securities, 53% in corporate and other bonds, 18% in primary mortgage loans on real estate and the remaining 1% in other investments.

Competition
We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 1998, assigned us one of its highest classifications, A+ (Superior).

Employees
As of Dec. 31, 1998, we had no employees.

Properties
We occupy office space in Minneapolis, MN, which is rented by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

State Regulation
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners.

Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Directors and Executive Officers*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

Directors

James E. Choat
Born in 1947

Director, president and chief executive officer since 1996; Senior vice president - Institutional Products Group, AEFA, 1994 to 1997.

Richard W. Kling
Born 1940

Director and chairman of the board since March 1989.

Paul S. Mannweiler**
Born in 1949

Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Paula R. Meyer
Born in 1954

Director and executive vice president since 1998; vice president, AEFC since 1998; Piper Capital Management (PCM) President from Oct. 1997 to May 1998; PCM Director of Marketing from June 1995 to Oct. 1997; PCM Director of Retail Marketing from Dec. 1993 to June 1995.

William A. Stoltzmann
Born in 1948

Director since Sept. 1989; vice president, general counsel and secretary since 1985.

Officers other than directors

Jeffrey S. Horton
Born 1961

Vice president and treasurer since Dec. 1997; vice president and corporate treasurer, AEFC, since Dec. 1997; controller, American Express Technologies - Financial Services, AEFC, from July 1997 to Dec. 1997; controller, Risk Management Products, AEFC, from May 1994 to July 1997; director of finance and analysis, Corporate Treasury, AEFC, from June 1990 to May 1994.

Philip C. Wentzel
Born in 1961

Vice president and controller since 1998; vice president - Finance, Risk Management Products, AEFC since 1997; and director of financial reporting and analysis from 1992 to 1997.

*The address for all of the directors and principal officers is: IDS Tower 10, Minneapolis, MN 55440-0010 except for Mr. Mannweiler who is an independent director.

**Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

Executive compensation
Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.

Name of individual or
number in group                       Position held                             Cash compensation

Five most highly compensated                                                           $4,476,367
executive officers as a group:

Richard W. Kling                      Chairman of the Board
James E. Choat                        President and CEO
Stuart A. Sedlacek                    Executive Vice President
Lorraine R. Hart                      Vice President, Investments
Deborah L. Pederson                   Assistant Vice President, Investments

All executive officers as a group                                                      $7,925,328
(12)


Security ownership of management
Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 1998 and 1997, and for each of the three years in the period ended Dec. 31, 1998, as set forth in their report. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

American Enterprise Life Financial Information


                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                               September 30, 1999
                                   (unaudited)
                       ($ thousands, except share amounts)
ASSETS

Investments:
  Fixed maturities:
        Held to maturity, at amortized cost (fair value:
           1999, $1,023,281)                                                            $1,027,976
        Available for sale, at fair value (amortized cost:
           1999, $2,549,548)                                                             2,480,649
                                                                                       -----------
                                                                                         3,508,625

  Mortgage loans on real estate                                                            794,117
  Other investments                                                                          9,148
          Total investments                                                              4,311,890

Accounts receivable                                                                            914
Accrued investment income                                                                   57,967
Deferred policy acquisition costs                                                          186,723
Deferred income taxes                                                                       25,420
Other assets                                                                                    32
Separate account assets                                                                    174,567
                                                                                      ------------

          Total assets                                                                  $4,757,513

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                                            $4,049,397
  Policy claims and other policyholders' funds                                               8,304
  Amounts due to brokers                                                                    76,928
  Other liabilities                                                                         22,069
  Separate account liabilities                                                             174,567
                                                                                       -----------
          Total liabilities                                                              4,331,265

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                                                     2,000
  Additional paid-in capital                                                               282,872
  Accumulated other comprehensive income:
     Net unrealized securities (losses) gains                                              (44,784)
  Retained earnings                                                                        186,160
          Total stockholder's equity                                                       426,248

Total liabilities and stockholder's equity                                              $4,757,513

                             See accompanying notes.


                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                         Nine months ended September 30,
                                   (unaudited)
                                  ($ thousands)

                                                                    1999           1998
                                                                 ---------      -------

Revenues:
  Net investment income                                               $243,525          $258,163
  Contractholder charges                                                 4,317             5,018
  Mortality and expense risk fees                                        1,581               872
  Net realized gain (loss) on investments                                4,897            (1,526)
                                                                    ----------        ----------

          Total revenues                                               254,320           262,527
                                                                     ---------          --------

Benefits and expenses:
  Interest credited on investment contracts                            157,155           173,709
  Amortization of deferred policy acquisition costs                     30,637            43,051
  Other operating expenses                                              23,299            16,902
                                                                    ----------       -----------

          Total benefits and expenses                                  211,091           233,662
                                                                     ---------          --------

Income before income taxes                                              43,229            28,865

Income taxes                                                            14,051            10,390
                                                                    ----------      ------------

Net income                                                           $  29,178          $ 18,475
                                                                     =========         =========






















                             See accompanying notes.


                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                         Nine months ended September 30,
                                   (unaudited)
                                  ($ thousands)
                                                                                 1999               1998
                                                                               --------           -------

Cash flows from operating activities:
  Net income                                                                 $   29,178           $18,475
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                                         3,773            (1,802)
      Change in accounts receivable                                                 (82)               44
      Change in deferred policy acquisition costs, net                            9,756            23,054
      Change in other assets                                                         10                84
      Change in policy claims and other policyholders' funds                        915            (3,220)
      Deferred income tax benefit                                                  (448)          (10,539)
      Change in other liabilities                                                (2,430)            8,960
      Amortization of premium                                                     1,394               158
      Net realized gain on investments                                           (4,897)            1,526
      Other, net                                                                  (1,772)            (302)
                                                                          ---------------       ----------

         Net cash provided by operating activities                               35,397            36,438

Cash flows from investing activities: Fixed maturities held to maturity:
        Maturities                                                               47,277            61,786
        Sales                                                                     5,681            30,468
    Fixed maturities available for sale:
        Purchases                                                              (589,946)         (298,885)
        Maturities                                                              216,467           239,612
        Sales                                                                   359,677            43,579
    Other investments:
        Purchases                                                               (20,766)         (145,374)
        Sales                                                                    41,705            53,043
    Change in amounts due from brokers                                             (619)               --
    Change in amounts due to brokers                                             22,581            94,129
                                                                             ----------          --------

          Net cash provided by investing activities                              82,057            78,358

Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                                     244,670           237,037
    Surrenders and other benefits                                              (519,255)         (525,542)
    Interest credited to account balances                                       157,131           173,709
                                                                             ----------        ----------

          Net cash used in financing activities                                (117,454)         (114,796)
                                                                            ------------      ------------

Net increase (decrease) in cash and cash equivalents                                 --                --

Cash and cash equivalents at beginning of period                                      --                --
                                                                          --------------    --------------

Cash and cash equivalents at end of year                                   $          --     $          --
                                                                          ==============    ==============

                             See accompanying notes.

                  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

1.       General

In the opinion of the management of American Enterprise Life Insurance Company (the Company), the accompanying unaudited financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of September 30, 1999 and the related statements of income and cash flows for the nine month periods ended September 30, 1999 and 1998.

2.       New Accounting Pronouncement

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. In July 1999, The FASB issued FAS 137, which defers the effective date for implementation of FAS 133 by one year, making FAS 133 effective no later than January 1, 2001 for the Company's financial statements. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets of liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of FAS 133 is encouraged, but is permitted only as of the beginning of any fiscal quarter that begins after issuance of FAS 133. This Statement cannot be applied retroactively. The Company has not yet determined when it will implement FAS
133. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.


3.       Comprehensive Loss

For the nine months ending September 30, 1999 comprehensive loss is as follows:

Net income                              $29,178
Net unrealized loss on investments      (89,079)

                                        --------
Comprehensive loss                     $(59,901)

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.




/s/ Ernst & Young LLP
    February 4, 1999
    Minneapolis, Minnesota

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                  December 31,
                       ($ thousands, except share amounts)

ASSETS                                                          1998              1997
------                                                        -----------        -------
Investments:
  Fixed maturities:
        Held to maturity, at amortized cost (fair value:
           1998, $1,126,732 ; 1997, $1,223,108)                 $1,081,193       $1,186,682
        Available for sale, at fair value (amortized cost:
           1998, $2,526,712; 1997, $2,609,621)                   2,594,858        2,685,799
                                                               -----------      -----------
                                                                 3,676,051        3,872,481

  Mortgage loans on real estate                                    815,806          738,052
  Other investments                                                 12,103           16,024
                                                             -------------    -------------
          Total investments                                      4,503,960        4,626,557

Accounts receivable                                                    214              563
Accrued investment income                                           61,740           59,588
Deferred policy acquisition costs                                  196,479          224,501
Other assets                                                            43              117
Separate account assets                                            123,185           62,087
                                                              ------------    -------------

          Total assets                                          $4,885,621       $4,973,413
                                                                ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                    $4,166,852       $4,343,213
  Policy claims and other policyholders' funds                       7,389           11,328
  Deferred income taxes                                             23,199           35,601
  Amounts due to brokers                                            54,347           34,935
  Other liabilities                                                 24,500           16,905
  Separate account liabilities                                     123,185           62,087
                                                               -----------     ------------
          Total liabilities                                      4,399,472        4,504,069

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                             2,000            2,000
  Additional paid-in capital                                       282,872          282,872
  Accumulated other comprehensive income:
     Net unrealized securities gains                                44,295           49,516
  Retained earnings                                                156,982          134,956
                                                              ------------     ------------
          Total stockholder's equity                               486,149          469,344
                                                              ------------     ------------

Total liabilities and stockholder's equity                      $4,885,621       $4,973,413
                                                                ==========       ==========


                             See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                            Years ended December 31,
                                  ($ thousands)

                                                                       1998              1997             1996
                                                                       ------           ------            -----
Revenues:
  Net investment income                                               $340,219          $332,268         $271,719
  Contractholder charges                                                 6,387             5,688            5,450
  Mortality and expense risk fees                                        1,275               641              303
  Net realized loss on investments                                      (4,788)             (509)          (5,258)
                                                                    ----------        ----------      -----------

          Total revenues                                               343,093           338,088          272,214
                                                                     ---------         ---------       ----------

Benefits and expenses:
  Interest credited on investment contracts                            228,533           231,437          191,672
  Amortization of deferred policy acquisition costs                     53,663            36,803           30,674
  Other operating expenses                                              24,476            24,890           14,133
                                                                    ----------        ----------         --------

          Total benefits and expenses                                  306,672           293,130          236,479
                                                                     ---------         ---------          -------

Income before income taxes                                              36,421            44,958           35,735

Income taxes                                                            14,395            16,645           12,912
                                                                    ----------        ----------        ---------

Net income                                                           $  22,026         $  28,313         $ 22,823
                                                                     =========         =========         ========




                             See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1998
($ thousands)

                                                                                                Accumulated Other
                                                                                                Comprehensive
                                                         Total                    Additional
                                                     Stockholder's    Capital      Paid-In          Income,       Retained
                                                         Equity       Stock         Capital     Net of Tax        Earnings
Balance, December 31, 1995                               $296,816      $2,000       $177,872        $ 33,124       $83,820
Comprehensive income:
     Net income                                            22,823         --            --              --          22,823
      Unrealized holding losses arising
           during the year, net of  taxes of
           $12,282                                        (22,810)        --            --         (22,810)            --
      Reclassification adjustment for losses
           included in net income, net of tax
           of $(1,093)                                      2,029         --            --           2,029             --
                                                                                               -------------------
                                                    -----------------
     Other comprehensive loss                             (20,781)        --            --         (20,781)            --
                                                    -----------------
     Comprehensive income                                   2,042
Capital contribution from parent                           65,000         --         65,000              --            --
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1996                                363,858        2,000        242,872          12,343         106,643
Comprehensive income:
     Net income                                            28,313           --            --              --           28,313
     Unrealized holding gains arising
          during the year, net of taxes of
       $(19,891)                                           36,940           --            --           36,940              --
       Reclassification adjustment for losses
           included in net income, net of tax
           of $(126)                                          233           --            --              233              --
                                                                                               -------------------
                                                    -----------------
     Other comprehensive income                            37,173           --            --          37,173               --
                                                    -----------------
     Comprehensive income                                  65,486
Capital contribution from parent                           40,000                      40,000
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1997                                469,344        2,000        282,872          49,516         134,956
Comprehensive income:
     Net income                                            22,026           --             --              --          22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)          --             --          (6,314)             --
     Reclassification adjustment for losses
          included in net income, net of tax                1,093
          of $(588)                                                         --             --           1,093              --
                                                    -----------------                          -------------------
                                                                                               -------------------
     Other comprehensive loss                              (5,221)          --             --          (5,221)             --
                                                    -----------------
                                                    -----------------
     Comprehensive income                                  16,805
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1998                               $486,149       $2,000       $282,872         $44,295        $156,982
                                                    ===========================================================================

                            See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                            Years ended December 31,
                                  ($ thousands)

                                                                                1998              1997              1996
                                                                              --------         --------          --------
Cash flows from operating activities:
  Net income                                                                 $   22,026        $   28,313        $   22,823
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                                        (2,152)           (8,017)           (9,692)
      Change in accounts receivable                                                 349             9,304                --
      Change in deferred policy acquisition costs, net                           28,022           (21,276)          (32,651)
      Change in other assets                                                         74             4,840           (10,007)
      Change in policy claims and other policyholders' funds                     (3,939)          (16,099)           15,786
      Deferred income tax (benefit) provision                                    (9,591)           (2,485)            5,084
      Change in other liabilities                                                 7,595             1,255             8,621
      Amortization of premium (accretion of discount), net                          122            (2,316)           (2,091)
      Net realized loss on investments                                            4,788               509             5,258
      Other, net                                                                  2,544               959              (129)
                                                                          -------------         ---------         ----------

         Net cash provided by (used in) operating activities                     49,838            (5,013)            3,002

Cash flows from investing activities:
 Fixed maturities held to maturity:
        Purchases                                                                    --            (1,996)          (16,967)
        Maturities                                                               73,601            41,221            26,190
        Sales                                                                    31,117            30,601            27,944
    Fixed maturities available for sale:
        Purchases                                                              (298,885)         (688,050)         (921,914)
        Maturities                                                              335,357           231,419           212,212
        Sales                                                                    48,492            73,366            47,542
    Other investments:
        Purchases                                                              (161,252)         (199,593)         (212,182)
        Sales                                                                    78,681            29,139            19,850
    Change in amounts due to brokers                                             19,412           (53,796)           88,568
                                                                             ----------        -----------       ----------

          Net cash provided by (used in) investing activities                   126,523          (537,689)         (728,757)

Cash flows from financing activities:
 Activity related to investment contracts:
    Considerations received                                                     302,158           783,339           846,378
    Surrenders and other benefits                                              (707,052)         (552,903)         (312,362)
    Interest credited to account balances                                       228,533           231,437           191,672
  Change in securities sold under repurchase agreements                              --                --           (67,000)
  Capital contribution from parent                                                   --            40,000            65,000
                                                                          ---------------      ----------         ---------

          Net cash (used in) provided by financing activities                  (176,361)          501,873           723,688
                                                                             -----------        ---------          --------

Net decrease in cash and cash equivalents                                            --           (40,829)           (2,067)

Cash and cash equivalents at beginning of year                                       --            40,829            42,896
                                                                          ---------------      ----------         ---------

Cash and cash equivalents at end of year                                  $          --     $          --        $   40,829
                                                                          ==============    ==============       ==========

                            See accompanying notes.

1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                            1998           1997           1996
                                            ----           -----          ----
    Cash paid during the year for:
      Income taxes                        $19,035        $19,456        $10,317
      Interest on borrowings                5,437          1,832            998

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

1.       Summary of significant accounting policies (continued)

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

     Liabilities for future policy benefits

     Liabilities for deferred annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the established industry mortality tables with various interest rates ranging from 5.5 percent to
     8.75 percent, depending on year of issue.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1998 and 1997 are $3,504 payable to and $1,289, receivable from, respectively, IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting Changes

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments", providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                  Cost              Gains          Losses            Value
    ----------------                             --------------        -------        ------            -------
    U.S. Government agency obligations            $       8,652     $      423      $        --      $      9,075
    State and municipal obligations                       3,003            149               --             3,152
    Corporate bonds and obligations                     877,140         48,822            6,670           919,292
    Mortgage-backed securities                          192,398          2,844               29           195,213
                                                   ------------     ----------       ----------       -----------
                                                     $1,081,193       $ 52,238          $ 6,699        $1,126,732
                                                     ==========       ========          =======        ==========

    Available for sale
    U.S. Government agency obligations            $       2,062    $       116      $        --      $      2,178
    Corporate bonds and obligations                   1,472,814         69,990           34,103         1,508,701
    Mortgage-backed securities                        1,051,836         32,232               89         1,083,979
                                                    -----------     ----------      -----------         ---------
                                                     $2,526,712       $102,338          $34,192        $2,594,858
                                                     ==========       ========          =======        ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                  Cost              Gains           Losses           Value
    ----------------                             --------------       -------           ------          --------
    U.S. Government agency obligations            $      11,120     $      710      $        --     $      11,830
    State and municipal obligations                       3,003            173               --             3,176
    Corporate bonds and obligations                     970,498         38,176            2,763          1005,911
    Mortgage-backed securities                          202,061          1,497            1,367           202,191
                                                   --------------   ----------         --------      ------------
                                                     $1,186,682       $ 40,556          $ 4,130        $1,223,108
                                                     ==========       ========          =======        ==========

    Available for sale
    U.S. Government agency obligations            $       2,077     $       13       $       --      $      2,090
    Corporate bonds and obligations                   1,273,217         52,207            8,020         1,317,404
    Mortgage-backed securities                        1,334,327         33,017            1,039         1,366,305
                                                    -----------       --------          -------         ---------
                                                     $2,609,621        $85,237           $9,059        $2,685,799
                                                     ==========        =======           ======        ==========


     The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Amortized            Fair
    Held to maturity                       Cost             Value

    Due in one year or less            $     33,208      $     33,499
    Due from one to five years              215,010           227,139
    Due from five to ten years              539,917           562,708
    Due in more than ten years              100,660           108,173
    Mortgage-backed securities              192,398           195,213
                                       ------------      ------------
                                         $1,081,193        $1,126,732

                                        Amortized            Fair
    Available for sale                     Cost             Value

    Due in one year or less          $          350    $          358
    Due from one to five years               96,412           101,441
    Due from five to ten years              981,556         1,021,961
    Due in more than ten years              396,558           387,119
    Mortgage-backed securities            1,051,836         1,083,979
                                          ---------         ---------
                                         $2,526,712        $2,594,858

     During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $31,117, $29,561 and $27,969, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively.Fixed maturities available for sale were sold during 1996 with proceeds of $47,542 and gross realized gains and losses of $17 and $3,139, respectively.

At December 31, 1998, bonds carried at $3,292 were on deposit with various states as required by law.

     At December 31, 1998, investments in fixed maturities comprised 82 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $480 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                           1998             1997
    ----------------------               --------           ------
    Aaa/AAA                              $1,242,301        $1,531,588
    Aa/AA                                    45,526            34,167
    Aa/A                                     60,019            69,775
    A/A                                     422,725           421,733
    A/BBB                                   228,656           222,022
    Baa/BBB                               1,030,874           954,962
    Baa/BB                                   79,687            84,053
    Below investment grade                  498,117           478,003
                                       ------------      ------------
                                         $3,607,905        $3,796,303

     At December 31, 1998, approximately 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1998, approximately 18 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                               December 31, 1998                        December 31, 1997
                                            -----------------------                  ---------------------
                                          On Balance         Commitments         On Balance         Commitments
    Region                                   Sheet           to Purchase           Sheet            to Purchase
    ----------------------------------
    ----------------------------------
    South Atlantic                          $198,552            $    651          $186,714            $   9,199
    Middle Atlantic                          129,284                 520           128,239               10,167
    East North Central                       134,165               2,211           125,018                6,294
    Mountain                                 113,581                  --            94,061               11,620
    West North Central                       119,380               9,626            96,701               11,135
    New England                               46,103                  --            50,932                   --
    Pacific                                   43,706                  --            33,052                   --
    West South Central                        32,086                  --            19,573                   --
    East South Central                         7,449                  --             7,480                   --
                                           ---------        ------------         ---------         ------------
                                             824,306              13,008           741,770               48,415
    Less allowance for losses                  8,500                  --             3,718                   --
                                          ----------        ------------        ----------         ------------
                                            $815,806             $13,008          $738,052              $48,415
                                            ========             =======          ========              =======



2.   Investments (continued)
                                               December 31, 1998                       December 31, 1997
                                              -------------------                     -------------------
                                          On Balance         Commitments         On Balance         Commitments
              Property type                  Sheet            to Purchase          Sheet            to Purchase
    ----------------------------------
    ----------------------------------
    Department/retail stores                $253,380          $     781           $242,307          $    9,683
    Apartments                               186,030              2,211            189,752              10,167
    Office buildings                         206,285              9,496            169,177               7,262
    Industrial buildings                      82,857                520             60,195              17,430
    Hotels/Motels                             45,552                 --             33,508                  --
    Medical buildings                         33,103                 --             30,103               3,873
    Nursing/retirement homes                   6,731                 --              9,552                  --
    Mixed Use                                 10,368                 --              7,176                  --
                                          ----------       ------------          ---------        ------------
                                             824,306             13,008            741,770              48,415
    Less allowance for losses                  8,500                 --              3,718                  --
                                         -----------        -----------         ----------         -----------
                                            $815,806            $13,008           $738,052             $48,415
                                            ========            =======           ========             =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1998, the Company's recorded investment in impaired loans was $1,932 with an allowance of $500. At December 31, 1997, the Company's recorded investment in impaired loans was $4,443 with an allowance of $718. During 1998 and 1997, the average recorded investment in impaired loans was $2,736 and $6,473, respectively.

     The Company recognized $251, $nil and $nil of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                                                      1998             1997              1996
                                                                      ----             ----              ----
    Balance, January 1                                                $3,718           $2,370         $     --
    Provision for investment losses                                    4,782            1,805            2,370
    Loan payoffs                                                          --             (457)              --
                                                                  ----------          -------         ---------
    Balance, December 31                                              $8,500           $3,718            $2,370
                                                                      ======           ======            ======

Net investment income for the years ended December 31 is summarized as follows:

                                                                     1998              1997             1996
                                                                     -----             -----            ----
    Interest on fixed maturities                                     $285,260         $278,736          $230,559
    Interest on mortgage loans                                         65,351           55,085            41,010
    Interest on cash equivalents                                          137              704             1,402
    Other                                                              (2,493)           1,544             1,194
                                                                   -----------   -------------       -----------
                                                                      348,255          336,069           274,165
    Less investment expenses                                            8,036            3,801             2,446
                                                                  -----------      -----------       -----------
                                                                     $340,219         $332,268          $271,719
                                                                     ========         ========          ========

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                               1998              1997             1996
                               ----              ----             ----
    Fixed maturities       $    863          $ 1,638           $(2,888)
    Mortgage loans           (4,816)          (1,348)           (2,370)
    Other investments          (835)            (799)               --
                           --------           ------         ----------
                            $(4,788)         $  (509)          $(5,258)
                             =======          =======           =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                              1998          1997           1996
                                              ----          ----           ----
    Fixed maturities available for sale     $(8,032)      $57,188      $(31,970)

3.    Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                      1998              1997             1996
                                      ----              ----             ----
    Federal income taxes:
      Current                       $ 23,227          $17,668            $7,124
      Deferred                        (9,591)          (2,485)            5,084
                                   ---------         --------           -------
                                      13,636           15,183            12,208

    State income taxes-current           759            1,462               704
                                 -----------        ---------          --------
    Income tax expense              $ 14,395          $16,645           $12,912
                                    ========          =======           =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:

                                                           1998                      1997                     1996
                                                       -----------                --------                  -------
                                               Provision      Rate      Provision    Rate        Provision    Rate
     Federal income taxes based
       on the statutory rate                    $13,972     35.0%         $15,735    35.0%        $12,507    35.0%
     Increases (decreases) are attributable to :
         Tax-excluded interest                      (35)    (0.1)             (41)   (0.1)            (53)   (0.1)
           State tax, net of federal benefit        493      1.2              956     2.1             459     1.3
     Other, net                                     (35)      --              (5)      --             (1)      --
                                                 ------    ------         -------    ------        ------    ------
Federal income taxes                            $14,395     36.1%         $16,645    37.0%        $12,912    36.2%
                                                =======     ====          =======    ====         =======    ====


     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                      1998               1997
                                                  ---------           -------
    Policy reserves                                  $51,298           $54,468
    Other                                              2,214             1,736
                                                   ---------           -------
         Total deferred income tax assets             53,512            56,204
                                                    --------            ------

    Deferred income tax liabilities:
    Deferred policy acquisition costs                 52,908            63,630
    Investments                                       23,803            28,175
                                                    --------            ------
         Total deferred income tax liabilities        76,711            91,805
                                                     -------          --------
         Net deferred income tax liabilities         $23,199           $35,601
                                                     =======           =======

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $45,716 and $17,392 as of December 31, 1998 and 1997, respectively. In addition, dividends in excess of $37,902 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                        1998              1997            1996
                                      ---------         ---------       -------
    Statutory net income            $ 37,902        $   23,589       $    9,138
    Statutory stockholder's equity   330,588           302,264          250,975

5.   Related party transactions

     On December 31, 1998, the Company purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,651 and $8,400 at December 31, 1998 and 1997, respectively. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $28,482, $24,535 and $17,936 for the years ended December 31, 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is the parent's cost of funds, established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

7.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:

                                                  Notional         Carrying            Fair         Total Credit
    December 31, 1998                              Amount            Amount            Value          Exposure
    -----------------                               ------           ------              -----          --------
      Assets:
        Interest rate caps                       $   900,000         $  5,452         $  1,518          $  1,518
        Interest rate floors                       1,000,000            6,651           17,798            17,798
        Interest rate swaps                        1,000,000               --               --                --
                                                                -------------     ------------     -------------
                                                                      $12,103          $19,316           $19,316
                                                           =          =======          =======           =======


7.   Derivative financial instruments (continued)

                                                  Notional         Carrying            Fair         Total Credit
    December 31, 1997                              Amount            Amount            Value           Exposure
    -----------------                              ------            ------            -----           --------
      Assets:
        Interest rate caps                       $   900,000         $  7,624         $  5,340          $  5,340
        Interest rate floors                       1,000,000            8,400            8,400             8,400
        Interest rate swaps                        1,000,000               --               --                --
                                                                -------------     ------------      ------------
                                                                      $16,024          $13,740           $13,740
                                                                      =======          =======           =======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2000 to 2003.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                December 31,
                                                                1998                              1997
                                                               --------                        --------
                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                  $1,081,193      $1,126,732      $1,186,682      $1,223,108
       Available for sale                                 2,594,858       2,594,858       2,685,799       2,685,799
    Mortgage loans on real estate (Note 2)                  815,806         874,064         738,052         775,869
    Derivative financial instruments (Note 7)                12,103          19,316          16,024          13,740
    Separate account assets (Note 1)                        123,185         123,185          62,087          62,087

    Financial Liabilities
    Future policy benefits for fixed annuities           $4,152,059      $4,000,789      $4,330,173      $4,152,471
    Separate account liabilities                            123,185         115,879          62,087          58,116


     At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $14,793 and $13,040, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997.

     The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

9.   Commitments and contingencies

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

Table of Contents of the Statement of Additional Information


Performance Information                                                p.  3
Calculating Annuity Payouts                                            p. 15
Rating Agencies                                                        p. 17
Principal Underwriter                                                  p. 17
Independent Auditors                                                   p. 17
Financial Statements

Please check the box to receive a copy of the Statement of Additional Information for:

-- Wells Fargo AdvantageSM Variable Annuity


-- American ExpressR Variable Portfolio Funds


-- AIM Variable Insurance Funds, Inc.
-- The Dreyfus Socially Responsible Growth Fund, Inc.
-- Franklin Templeton Variable Insurance Products Trust
-- Goldman Sachs Variable Insurance Trust (VIT)
-- MFS(R) Variable Insurance TrustSM
-- Putnam Variable Trust
-- Wells Fargo Variable Trust Funds


Mail your request to:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-534

We will mail your request to:

Your name _____________________________________________
Address _______________________________________________
City _____________________ State _________ Zip ________

Prospectus

November 23, 1999


Wells Fargo AdvantageSM Credit Variable Annuity

Individual  or  group  flexible  premium  deferred  combination   fixed/variable
annuity.

American Enterprise Variable Annuity Account

Issued by:        American Enterprise Life Insurance Company
                  (American Enterprise Life)
                  80 South Eighth Street
                  P.O. Box 534
                  Minneapolis, MN 55440-0534
                  Telephone: 800-333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o        American ExpressR Variable Portfolio Funds              o        Goldman Sachs Variable Insurance Trust (VIT)


o        AIM Variable Insurance Funds, Inc.                      o        MFS(R) Variable Insurance Trust SM
o        The Dreyfus Socially Responsible Growth Fund, Inc.      o        Putnam Variable Trust
o        Franklin Templeton Variable Insurance Products Trust    o        Wells Fargo Variable Trust Funds



Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified plans.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents

Key Terms
The Contract in Brief
Expense Summary
Condensed Financial  Information  (Unaudited)
Financial Statements
Performance Information
The Variable  Account and the Funds
The Fixed Accounts
Buying Your Contract
Charges
Valuing  Your  Investment
Making  the Most of Your  Contract
Withdrawals
Changing  Ownership
Benefits in Case of Death
The  Annuity  Payout Period
Taxes
Voting  Rights
Substitution  of  Investments
About the  Service Providers
Additional  Information About American  Enterprise Life
Directors and Executive Officers
Experts
American Enterprise Life Financial Information
Table of Contents of the Statement of Additional Information

Key Terms

These terms can help you understand details about your contract.

Accumulation unit -- A measure of the value of each subaccount before annuity payouts begin.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans.

Beneficiary -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract -- An individual annuity contract or a certificate showing your interest under a group annuity contract.

Contract value -- The total value of your contract before we deduct any applicable charges.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed accounts -- The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from these accounts prior to the end of the term specified will receive a Market Value Adjustment, which may result in a gain or loss of principal.

Funds -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period -- The number of years that a guaranteed interest rate is credited.

Market Value Adjustment (MVA) -- A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

Owner (you, your) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits -- An addition we make to your contract value based on your net current payment.

Qualified annuity -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

o        Individual Retirement Annuities (IRAs), including Roth IRAs
o        Simplified Employee Pension (SEP) plans


All other contracts are considered nonqualified annuities.

Retirement date -- The date when annuity payouts are scheduled to begin.

Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value -- The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the contract. The contract provides lifetime or other forms of payouts beginning at a specified date
                         (the retirement date).

Free look  period:       You may return your  contract  to our office  within
                         10 days after it is delivered to you and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -
                         Purchase payment credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts:                Currently,  you may allocate your purchase  payments
                         among any or all of:

                         o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 17)

                         o    the  fixed   accounts,   which  earn  interest  at
                              rates  that  we  adjust periodically. (p. 23)


Buying your  contract:  Your sales  representative  will help you  complete  and submit an application. Applications are subject to acceptance at our office. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. Contracts sold through American Express Financial Advisors Inc. (AEFA) are only available with an eight-year withdrawal charge schedule. Because of administration system restrictions, you may buy only a nonqualified annuity (but not by rollover) through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.
                        After your initial purchase payment, you have the option of making additional purchase payments in the future.

                        o Minimum initial purchase payment -- $100,000 for contracts sold through AEFA and $2,000 for all other contracts. (The $2,000 minimum does not apply if you enroll in the Systematic Investment Program.) The Guarantee Period Accounts require a minimum investment of $1,000.


                        o Minimum additional purchase payment -- $100 ($50 with SIP payments).


                        o Maximum total purchase payments (without prior approval) -- $1,000,000. (p. 25)

Transfers:              Subject to certain  restrictions you currently may
                        redistribute your money among the subaccounts and the fixed accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin.
                        Transfers out of the Guarantee Period Accounts before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the fixed accounts and subaccounts. Fixed account transfers are subject to special restrictions. (p. 37)

Withdrawals:            You may  withdraw all or part of your  contract  value
                        at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties
                        (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply.
                        (p. 40)

Changing  ownership:    You may  change  ownership  of a  nonqualified  annuity
                        by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 41)

Benefits in case of death:  If you or the annuitant die before  annuity  payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 41)

Annuity payouts:         You can apply your  contract  value to an annuity
                         payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 47)

Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs, however, may grow and be distributed tax free if you meet certain distribution requirements. (p. 50)

Charges:
     o  $30 annual contract administrative charge;
     o  a 0.15% variable account administrative charge;
     o with a six-year withdrawal charge schedule a 1.35% mortality and expense risk fee applies;
     o with an eight-year withdrawal charge schedule a 1.10% mortality and expense risk fee applies; o if the Enhanced Death Benefit Rider is selected, an additional 0.20% mortality and expense risk fee;

     o if the Guaranteed Minimum Income Benefit Rider is selected, an annual fee based on the Guaranteed Income Benefit Base
        (currently at 0.30%);
     o  withdrawal charge;
     o  any premium taxes that may be imposed on us  by  state   or   local
        governments (currently,  we  deduct  any  applicable premium   tax  when
        you  make  a  total withdrawal   or  when  annuity   payouts begin,  but
        we reserve the right to deduct this tax at other times such as when you make purchase payments); and
     o  the operating expenses of the funds.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses of each fund.

Contract owner expenses:

        Withdrawal charge: contingent deferred sales charge as a percentage of purchase payment withdrawn. You select either a six-year or eight-year withdrawal charge schedule* at the time of application.


                           Six-year schedule                                     Eight-year schedule
            Years from purchase          Withdrawal charge        Years from purchase         Withdrawal charge
              payment receipt                percentage             payment receipt              percentage
                     1                           8%                        1                          8%
                     2                           8                         2                          8
                     3                           8                         3                          8
                     4                           6                         4                          8
                     5                           4                         5                          8
                     6                           2                         6                          6
                Thereafter                       0                         7                          4
                                                                           8                          2
                                                                       Thereafter                     0

        *Contracts sold through AEFA are only available with an eight-year withdrawal charge schedule.


         Withdrawal charge under Annuity Payout Plan E - Payouts for a specified period. The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the assumed investment rate plus 1.57% if the original contract had an eight-year withdrawal charge schedule and 1.82% if the original contract had a six-year withdrawal charge schedule. In no event would your withdrawal charge exceed 9%.



        Annual contract administrative charge                             $30**

        **We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

        Guaranteed Minimum Income Benefit Rider fee:
        as a percentage of the Guaranteed Income Benefit
        Base charged annually. This is an optional expense.               0.30%

Annual variable account expenses: as a percentage of average subaccount value. You can choose the length of your contract's withdrawal charge and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

--------------------------------------------------------------- ------------------------- ---------------------------
                                                                  Six-year withdrawal       Eight-year withdrawal
                                                                        schedule                   schedule
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
       Variable account administrative charge                            0.15%                      0.15%
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
       Mortality and expense risk fee                                    1.35%                      1.10%
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
       Enhanced Death Benefit Rider fee as part of the                   0.20%                      0.20%
                                                                         -----                      -----
       mortality and expense risk fee (optional)
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
Total annual variable account expenses without the optional              1.50%                      1.25%
Enhanced Death Benefit Rider fee
--------------------------------------------------------------- ------------------------- ---------------------------
--------------------------------------------------------------- ------------------------- ---------------------------
Total annual variable account expenses with the optional                 1.70%                      1.45%
Enhanced Death Benefit Rider fee
--------------------------------------------------------------- ------------------------- ---------------------------

Annual operating expenses of the funds after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
                                                                             Management     12b-1       Other
                                                                                Fees         Fees     Expenses       Total
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------


------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                             .56%         .13         .26         .95%1
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Capital Resource Fund                                .59%         .13         .07         .79%2
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Diversified Equity Income Fund                       .56%         .13         .26         .95%1
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Extra Income Fund                                    .62%         .13         .09         .84%2
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Federal Income Fund                                  .61%         .13         .14         .88%1
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - New Dimensions Fund                                  .61%         .13         .06         .80%2
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AXPSM Variable Portfolio - Small Cap Advantage Fund                             .79%         .13         .31         1.23%1
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AIM V.I. Capital Appreciation Fund                                              .62%          --         .05         .67%3
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
AIM V.I. Value Fund                                                             .61%          --         .05         .66%3
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
The Dreyfus Socially Responsible Growth Fund, Inc.                              .75%          --         .05          .80%
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
FT VIP Franklin Income Securities Fund - Class 2                                .47%         .25         .02         .74%4
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
FT VIP Mutual Shares Securities Fund - Class 2                                  .74%         .25         .03         1.02%4
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
FT VIP Franklin Real Estate Fund - Class 2                                      .52%         .25         .02         .79%4
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
FT VIP Franklin Small Cap Fund Class - 2                                        .75%         .25         .02         1.02%4
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Goldman Sachs VIT CORESM U.S. Equity Fund                                       .70%          --         .10         .80%5
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Goldman Sachs VIT Global Income Fund                                            .90%          --         .15         1.05%5
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Goldman Sachs VIT Mid Cap Value Fund                                            .80%          --         .15         .95%6
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
MFS(R)Growth with Income Series                                                 .75%          --         .13         .88%7
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
MFS(R)Utilities Series                                                          .75%          --         .26         1.01%7
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Putnam VT International Growth Fund - Class IB Shares                           .80%         .15         .27         1.22%
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Putnam VT Vista Fund - Class IB Shares                                          .65%         .15         .12          .92%
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Asset Allocation Fund                                            .42%         .25         .33         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Corporate Bond Fund                                              .10%         .25         .55         .90%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Equity Income Fund                                               .38%         .25         .37         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Equity Value Fund                                                 --%         .25         .75         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Growth Fund                                                      .32%         .25         .43         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Large Company Growth Fund                                        .12%         .25         .63         1.00%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

Wells Fargo VT Money Market Fund                                                .35%         .25         .25         .85%8

------------------------------------------------------------------------- ----------------- ------- -------------- -----------
------------------------------------------------------------------------- ----------------- ------- -------------- -----------
Wells Fargo VT Small Cap Growth Fund                                             --%         .25         .95         1.20%8
------------------------------------------------------------------------- ----------------- ------- -------------- -----------

1Based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be: 0.39% and 1.08% for AXPSM Variable Portfolio - Blue Chip Advantage and AXPSM Variable Portfolio - Diversified Equity Income Funds, 0.26% and 1.00% for AXPSM Variable Portfolio - Federal Income Fund and 0.43% and 1.35% for AXPSM Variable Portfolio - Small Cap Advantage Fund.

2Annualized operating expenses of funds at Dec. 31, 1998.

3Figures in "Management Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1998.

4Because no Class 2 shares were issued as of Dec. 31, 1998, figures (other than Rule 12b-1 fees) are based on the Portfolio's Class 1 actual expenses for the fiscal year ended Dec. 31, 1998 plus Class 2's annual Rule 12b-1 fee of 0.25%. (While the maximum amount payable under each Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year). The figure shown under Management Fees, combines both the Management and Portfolio Administration Fees. The Portfolio Administration Fee is a direct expense for the Mutual Share Securities Fund; the Franklin Income Securities Fund, and the Franklin Real Estate Fund and the
Franklin Small Cap Fund pays for similar services indirectly through the Management Fee.

5The Goldman Sachs VIT CORESM U.S. Equity Fund and Goldman Sachs VIT Global Income Fund expenses are based on actual expenses for fiscal year ended Dec. 31, 1998. The Investment Advisor to the Goldman Sachs VIT CORESM U.S. Equity Fund and Goldman Sachs VIT Global Income Fund have voluntarily agreed to reduce or limit certain "Other Expenses" of such funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.10% and 0.15% per annum of such funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total" for the Goldman Sachs VIT CORESM U.S. Equity Fund and Goldman Sachs VIT Global Income Fund would be 2.13% and 2.83% and 2.40% and 3.30%, respectively. The reductions or limits may be discontinued or modified by the investment adviser in their discretion at any time.

6The Goldman Sachs VIT Mid Cap Value Fund's expenses are estimated due to the fund being in existence for less than ten months. The Investment Advisor to the Goldman Sachs VIT Mid Cap Value Fund has voluntarily agreed to reduce or limit certain "Other Expenses" of such funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15% per annum of such funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total" for the Goldman Sachs VIT Mid Cap Value Fund would be 0.57% and 1.37%, respectively. The reductions or limits may be discontinued or modified by the investment advisor in their discretion at any time.

7Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.


8The Funds' annualized expenses are estimated for the period Sept. 20, 1999 (inception of the Wells Fargo Variable Trust) - Dec. 31, 1999.

Examples: *

You would pay the following expenses on a $1,000 investment if you selected a six-year withdrawal charge schedule without any optional riders and assuming a
5% annual return and....

-------------------------------------------------------------------------------------------------------------------------------
                                                                           a total withdrawal at   no withdrawal or selection
                                                                           the end of each time    of an annuity payout plan
                                                                                  period            at the end of each time
                                                                                                             period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                          1 year     3 years      1 year        3 years
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                       $105.58    $158.64      $25.58        $78.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                           103.94     153.72       23.94         73.72
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                  105.58     158.64       25.58         78.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                               104.46     155.26       24.46         75.26
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                             104.87     156.49       24.87         76.49
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                             104.05     154.03       24.05         74.03
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                        108.45     167.21       28.45         87.21
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                         102.77     150.17       22.77         70.17
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                        102.66     149.86       22.66         69.86
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                         104.10     154.18       24.10         74.18
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                           103.48     152.33       23.48         72.33
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                             106.35     160.94       26.35         80.94
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                 104.00     153.87       24.00         73.87
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                   106.35     160.94       26.35         80.94
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                  104.10     154.18       24.10         74.18
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                       106.66     161.86       26.66         81.86
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                       105.64     158.79       25.64         78.79
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                            104.92     156.64       24.92         76.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                     106.25     160.64       26.25         80.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                      108.40     167.06       28.40         87.06
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                     105.33     157.87       25.33         77.87
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                       106.15     160.33       26.15         80.33
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                         105.12     157.26       25.12         77.26
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                          106.15     160.33       26.15         80.33
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                           106.15     160.33       26.15         80.33
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                 106.15     160.33       26.15         80.33
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                   106.15     160.33       26.15         80.33
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                           104.61     155.72       24.61         75.72
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                       108.20     166.45       28.20         86.45
-------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment if you selected a six-year withdrawal charge schedule with the optional 0.20% Enhanced Death Benefit Rider and the 0.30% Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and....

-------------------------------------------------------------------------------------------------------------------------------
                                                                           a total withdrawal at   no withdrawal or selection
                                                                           the end of each time    of an annuity payout plan
                                                                                  period            at the end of each time
                                                                                                             period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                          1 year     3 years      1 year        3 years
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                      $110.78    $174.70      $30.78        $94.70
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                          109.14     169.80       29.14         89.80
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                 110.78     174.70       30.78         94.70
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                              109.66     171.33       29.66         91.33
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                            110.07     172.56       30.07         92.56
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                            109.25     170.11       29.25         90.11
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                       113.65     183.24       33.65         103.24
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                        107.97     166.27       27.97         86.27
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                       107.86     165.96       27.86         85.96
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                        109.30     170.26       29.30         90.26
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                          108.68     168.42       28.68         88.42
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                            111.55     176.99       31.55         96.99
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                109.20     169.95       29.20         89.95
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                  111.55     176.99       31.55         96.99
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                 109.30     170.26       29.30         90.26
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                      111.86     177.91       31.86         97.91
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                      110.84     174.85       30.84         94.85
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                           110.12     172.71       30.12         92.71
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                    111.45     176.69       31.45         96.69
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                     113.60     183.09       33.60         103.09
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                    110.53     173.94       30.53         93.94
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                      111.35     176.38       31.35         96.38
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                        110.32     173.32       30.32         93.32
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                         111.35     176.38       31.35         96.38
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                          111.35     176.38       31.35         96.38
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                111.35     176.38       31.35         96.38
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                  111.35     176.38       31.35         96.38
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                          109.81     171.79       29.81         91.79
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                      113.40     182.48       33.40         102.48
-------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment if you selected an eight-year withdrawal charge schedule without any optional riders and assuming a
5% annual return and....

-------------------------------------------------------------------------------------------------------------------------------
                                                                           a total withdrawal at   no withdrawal or selection
                                                                           the end of each time    of an annuity payout plan
                                                                                  period            at the end of each time
                                                                                                             period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                          1 year     3 years      1 year        3 years
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                       $103.02    $150.94      $23.02        $70.94
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                          101.38     146.00       21.38         66.00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                 103.02     150.94       23.02         70.94
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                              101.89     147.55       21.89         67.55
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                            102.30     148.78       22.30         68.78
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                            101.48     146.31       21.48         66.31
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                       105.89     159.56       25.89         79.56
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                        100.20     142.43       20.20         62.43
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                       100.10     142.12       20.10         62.12
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                        101.54     146.46       21.54         66.46
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                          100.92     144.60       20.92         64.60
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                            103.79     153.26       23.79         73.26
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                101.43     146.15       21.43         66.15
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                  103.79     153.26       23.79         73.26
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                 101.54     146.46       21.54         66.46
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                      104.10     154.18       24.10         74.18
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                      103.07     151.10       23.07         71.10
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                           102.36     148.94       22.36         68.94
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                    103.69     152.95       23.69         72.95
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                     105.84     159.41       25.84         79.41
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                    102.77     150.17       22.77         70.17
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                      103.59     152.64       23.59         72.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                        102.56     149.55       22.56         69.55
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                         103.59     152.64       23.59         72.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                          103.59     152.64       23.59         72.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                103.59     152.64       23.59         72.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                  103.59     152.64       23.59         72.64
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                          102.05     148.01       22.05         68.01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                      105.64     158.79       25.64         78.79
-------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment if you selected an eight-year withdrawal charge schedule with the optional 0.20% Enhanced Death Benefit Rider and 0.30% Guaranteed Minimum Income Benefit Rider and
assuming a 5% annual return and....

-------------------------------------------------------------------------------------------------------------------------------
                                                                           a total withdrawal at   no withdrawal or selection
                                                                           the end of each time    of an annuity payout plan
                                                                                  period            at the end of each time
                                                                                                             period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                          1 year     3 years      1 year        3 years
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Blue Chip Advantage Fund                       $108.22    $167.04      $28.22        $87.04
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Capital Resource Fund                          106.58     162.11       26.58         82.11
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Diversified Equity Income Fund                 108.22     167.04       28.22         87.04
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Extra Income Fund                              107.09     163.65       27.09         83.65
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Federal Income Fund                            107.50     164.88       27.50         84.88
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - New Dimensions Fund                            106.68     162.42       26.68         82.42
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AXPSM Variable Portfolio - Small Cap Advantage Fund                       111.09     175.62       31.09         95.62
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                        105.40     158.56       25.40         78.56
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                       105.30     158.25       25.30         78.25
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                        106.74     162.57       26.74         82.57
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income Securities Fund - Class 2                          106.12     160.72       26.12         80.72
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Mutual Shares Securities Fund - Class 2                            108.99     169.34       28.99         89.34
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Real Estate Fund - Class 2                                106.63     162.26       26.63         82.26
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Fund Class - 2                                  108.99     169.34       28.99         89.34
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                                 106.74     162.57       26.74         82.57
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                                      109.30     170.26       29.30         90.26
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                      108.27     167.19       28.27         87.19
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth with Income Series                                           107.56     165.04       27.56         85.04
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Utilities Series                                                    108.89     169.03       28.89         89.03
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares                     111.04     175.46       31.04         95.46
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                    107.97     166.27       27.97         86.27
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                                      108.79     168.73       28.79         88.73
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Corporate Bond Fund                                        107.76     165.65       27.76         85.65
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                         108.79     168.73       28.79         88.73
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                          108.79     168.73       28.79         88.73
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Growth Fund                                                108.79     168.73       28.79         88.73
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                                  108.79     168.73       28.79         88.73
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                          107.25     164.11       27.25         84.11
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                                      110.84     174.85       30.84         94.85
-------------------------------------------------------------------------------------------------------------------------------

*In these examples, the $30 contract  administrative charge is approximated as a
 .051% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in these examples. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information (Unaudited)

We have not provided any condensed financial information for the subaccounts because they are new and do not have any history.

Financial Statements

You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements of the subaccounts because they are new and do not have any assets.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in the funds. Currently, we do not provide any performance information because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o        the contract administrative charge,
o        the variable account administrative charge,
o        the Enhanced Death Benefit Rider fee,
o        the Guaranteed Minimum Income Benefit Rider fee,
o        mortality and expense risk fee, and
o withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We also may make optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), the Enhanced Death Benefit Rider fee and the Guaranteed Minimum Income Benefit Rider fee. Total return quotations may be shown by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Seven-day simple yield (for subaccounts investing in money market funds) is the income generated by the investment over a given seven-day period. We show this as a percentage of the investment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage. You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



---------------------------------------------------------------------------------------------------------------------------------
  Subaccount    Investing In                Investment Objectives and Policies                     Investment Advisor or Manager
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PBCA 1      AXPSM Variable Portfolio -  Objective: long-term total return exceeding that of    IDS Life Insurance Company
    WBCA 1      Blue Chip Advantage Fund    the U.S. stock market. Invests primarily in common     (IDS Life), investment
    WBCA 3                                  stocks of companies included in the unmanaged S&P 500  manager; American Express
    WBCA 4                                  Index.                                                 Financial Corporation
                                                                                                   (AEFC), investment advisor.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WCAR 1      AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily in  IDS Life, investment
    WCAR 3      Capital Resource Fund       U.S. common stocks.                                    manager; AEFC, investment
    WCAR 4                                                                                         advisor.
    WCAR 6
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PDEI 1     AXPSM Variable Portfolio -  Objective:  a high level of current income and, as a    IDS Life,  investment
    WDEI 1     Diversified  Equity Income  secondary goal,  steady growth of capital.  Invests     manager;  AEFC,  investment
    WDEI 3     Fund                        primarily in dividend-paying common and preferred       advisor.
    WDEI 4                                 stocks.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PEXI 1      AXPSM Variable Portfolio -  Objective: high current income, with capital growth    IDS Life, investment
    WEXI 1      Extra Income Fund           as a secondary objective. Invests primarily in         manager; AEFC, investment
    WEXI 3                                  long-term, high-yielding, high-risk debt securities    advisor.
    WEXI 4                                  below investment grade issued by U.S. and foreign
                                            corporations.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WFDI 1      AXPSM Variable Portfolio -  Objective: a high level of current income and safety   IDS Life, investment
    WFDI 3      Federal Income Fund         of principal consistent with an investment in U.S.     manager; AEFC, investment
    WFDI 4                                  government and government agency securities. Invests   advisor.
    WFDI 6                                  primarily in debt obligations issued or guaranteed as
                                            to principal and interest by the U.S. government, its
                                            agencies or instrumentalities.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PNDM 1      AXPSM Variable Portfolio -  Objective: long-term growth of capital. Invests        IDS Life, investment
    WNDM 1      New Dimensions Fund         primarily in common stocks of U.S. and foreign         manager; AEFC, investment
    WNDM 3                                  companies showing potential for significant growth.    advisor.
    WNDM 4
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PSCA 1      AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests           IDS Life, investment
    WSCA 1      Small Cap Advantage Fund    primarily in equity stocks of small companies that     manager; AEFC, investment
    WSCA 3                                  are often included in the S&P SmallCap 600 Index or    advisor; Kenwood Capital
    WSCA 4                                  the Russell 2000 Index.                                Management LLC,
                                                                                                   sub-investment advisor.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PCAP 1      AIM V.I. Capital            Objective: growth of capital.  Invests primarily in    A I M Advisors, Inc.
    WCAP 1      Appreciation Fund           common stocks, with emphasis on medium- and
    WCAP 3                                  small-sized growth companies.
    WCAP 4
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PVAL 1      AIM V.I. Value Fund         Objective: long-term growth of capital with income as  A I M Advisors, Inc.
    WVAL 1                                  a secondary objective. Invests primarily in equity
    WVAL 3                                  securities judged to be undervalued relative to the
    WVAL 4                                  investment advisor's appraisal of the current or
                                            projected  earnings of the companies
                                            issuing the securities,  or relative
                                            to current  market  values of assets
                                            owned by the  companies  issuing the
                                            securities,   or   relative  to  the
                                            equity market generally.
---------------------------------------------------------------------------------------------------------------------------------
    WSRG 1      The Dreyfus Socially        Objective: capital growth, with current income as a    The Dreyfus Corporation,
    WSRG 3      Responsible Growth Fund,    secondary objective. Invests primarily in the common   investment advisor; NCM
    WSRG 4      Inc.                        stock of companies that, in the opinion of the fund's  Capital Management Group,
    WSRG 6                                  management, meet traditional investment standards and  Inc., sub-
                                            conduct  their  business in a manner                   investment advisor.
                                            that  contributes to the enhancement
                                            of the quality of life in America.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
    WISE 1      Franklin Templeton VIP      Objective: maximize income while maintaining           Franklin Advisers,
    WISE 3      Franklin Income             prospects for capital appreciation. Invests primarily  Inc.
    WISE 4      Securities Fund             in a diversified portfolio of debt and equity
    WISE 6                                  securities, including high yield, lower-rated "junk
                                            bonds."
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WMSI 1      Franklin Templeton VIP      Objective: capital appreciation with income as a       Franklin Mutual
    WMSI 3      Mutual Shares               secondary goal. Invests primarily in equity            Advisers, LLC
    WMSI 4      Securities Fund             securities of companies that the manager believes are
    WMSI 6                                  available at market prices less than their actual
                                            value based on certain recognized or objective
                                            criteria (intrinsic value).
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WRES 1      Franklin Templeton VIP      Objective: capital appreciation with a secondary goal  Franklin Advisers,
    WRES 3      Franklin Real Estate        to earn current income. Invests primarily in           Inc.
    WRES 4      Fund                        securities of companies operating in the real estate
    WRES 6                                  industry, primarily equity real estate investment
                                            trusts (REITS).
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PSMC 1      Franklin Templeton VIP      Objective: long-term capital growth. Invests           Franklin Advisers,
    WSMC 1      Franklin Small Cap          primarily in equity securities of U.S. small           Inc.
    WSMC 3      Fund                        capitalization (small cap) growth companies.
    WSMC 4

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WUSE 1      Goldman Sachs VIT           Objective: long-term growth of capital and dividend    Goldman Sachs
    WUSE 3      CORE SM U.S. Equity Fund    income. Primarily invests in a broadly diversified     Asset
    WUSE 4                                  portfolio of large-cap and blue chip equity            Management
    WUSE 6                                  securities representing all major sectors of the U.S.
                                            economy.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WGLI 1      Goldman Sachs VIT Global    Objective: high total return, emphasizing current      Goldman Sachs
    WGLI 3      Income Fund                 income, and, to a lesser extent, providing             Asset
    WGLI 4                                  opportunities for capital appreciation. Invests        Management
    WGLI 6                                  primarily in a portfolio of high quality fixed-income  International securities of U.S. and foreign issuers and enters
                                            into transactions in foreign currencies.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WMCE 1      Goldman Sachs VIT Mid Cap   Objective: long-term capital appreciation. Invests     Goldman Sachs
    WMCE 3      Value Fund                  primarily in mid-capitalization U.S. stocks that are   Asset
    WMCE 4                                  believed to be undervalued or undiscovered by the      Management
    WMCE 6                                  marketplace.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PGIS 1      MFS(R)Growth with Income    Objective: reasonable current income and long-term     MFS Investment
    WGIS 1      Series                      growth of capital and income. Invests primarily in     Management(R)
    WGIS 3                                  common stocks and related securities, such as
    WGIS 4                                  preferred stocks, convertible securities and
                                            depositary receipts for those securities.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PUTS 1      MFS(R) Utilities Series     Objective: capital growth and current income. Invests  MFS Investment
    WUTS 1                                  primarily in equity and debt securities of domestic    Management(R)
    WUTS 3                                  and foreign companies in the utilities industry.
    WUTS 4
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PIGR 1      Putnam VT International     Objective: long-term capital appreciation. Invests     Putnam Investment
    WIGR 1      Growth Fund - Class IB      primarily in equity securities of companies located    Management, Inc.
    WIGR 3      Shares                      in a country other than the U.S.
    WIGR 4
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    PVIS 1      Putnam VT Vista Fund -      Objective: capital appreciation. Invests primarily in  Putnam Investment
    WVIS 1      Class IB Shares             a diversified portfolio of common stocks that Putnam   Management, Inc.
    WVIS 3                                  Management  believes have above-average  potential for
    WVIS 4                                  capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WAAL 1      Wells Fargo VT Asset        Objective: long-term total return, consistent with     Wells Fargo Bank, N.A.,
    WAAL 3      Allocation Fund             reasonable risk. Invests primarily in the securities   advisor; Barclays Global
    WAAL 4                                  of various indexes to replicate the total return of    Fund Advisors, sub-advisor.
    WAAL 6                                  the index. We use an asset allocation model to
                                            allocate and reallocate assets among common stocks
                                            (S&P 500 Index), U.S. Treasury bonds (Lehman Brothers
                                            20+ Bond Index) and money market instruments,
                                            operating from a target allocation of 60% stocks and
                                            40% bonds.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WCBD 1      Wells Fargo VT Corporate    Objective: high level of current income consistent     Wells Fargo Bank, N.A.,
    WCBD 3      Bond Fund                   with reasonable risk. Invests primarily in corporate   advisor; Wells Capital
    WCBD 4                                  debt securities of any maturity.                       Management Incorporated,
    WCBD 6                                                                                         sub- advisor.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WEQI 1      Wells Fargo VT Equity       Objective: long-term capital appreciation and          Wells Fargo Bank, N.A.,
    WEQI 3      Income Fund                 above-average dividend income. Invests primarily in    advisor; Wells Capital
    WEQI 4                                  common stocks of large, high-quality domestic          Management Incorporated,
    WEQI 6                                  companies with above-average return potential and      sub- advisor.
                                            above-average dividend income.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WEQV 1      Wells Fargo VT Equity       Objective: long-term capital appreciation. Invests     Wells Fargo Bank, N.A.,
    WEQV 3      Value Fund                  primarily in equity securities that we believe are     advisor; Wells Capital
    WEQV 4                                  undervalued in relation to the overall stock markets.  Management Incorporated,
    WEQV 6                                                                                         sub- advisor.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WGRO 1      Wells Fargo VT Growth Fund  Objective: long-term capital appreciation. Invests     Wells Fargo Bank, N.A.,
    WGRO 3                                  primarily in common stocks and other equity            advisor; Wells Capital
    WGRO 4                                  securities of domestic and foreign companies whose     Management Incorporated,
    WGRO 6                                  market capitalization falls within the range of the    sub- advisor.
                                            Russell   1000   Index,   which   is
                                            considered    a   mid-   to   large-
                                            capitalization index.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WLCG 1      Wells Fargo VT Large        Objective: long-term capital appreciation. Invests     Wells Fargo Bank, N.A.,
    WLCG 3      Company Growth Fund         primarily in common stock of large, high-quality       advisor; Peregrine Capital
    WLCG 4                                  domestic companies that have superior growth           Management, Inc.,
    WLCG 6                                  potential.                                             sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WMMK 1      Wells Fargo VT Money        Objective: current income, while preserving capital    Wells Fargo Bank, N.A.,
    WMMK 3      Market Fund                 and liquidity. Invests primarily in high-quality,      advisor; Wells Capital
    WMMK 4                                  U.S. dollar-denominated money market instruments,      Management Incorporated,
    WMMK 6                                  including debt obligations.                            sub- advisor.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
    WSCG 1      Wells Fargo VT Small Cap    Objective: long-term capital appreciation. Invests     Wells Fargo Bank, N.A.,
    WSCG 3      Growth Fund                 primarily in common stocks issued by companies whose   advisor; Wells Capital
    WSCG 4                                  market capitalization falls within the range of the    Management Incorporated,
    WSCG 6                                  Russell 2000 Index, which is considered a small        sub- advisor.
                                            capitalization index.
---------------------------------------------------------------------------------------------------------------------------------


The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Accounts

Guarantee Period Accounts
You may also allocate purchase payments to one or more of the Guarantee Period Accounts with Guarantee Periods ranging from two to ten years. The minimum required investment in each Guarantee Period Account is $1,000. Each Guarantee Period Account pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a Guarantee Period Account.

We have no specific formula for determining the rate of interest that we declare as future interest rates on the Guarantee Period Accounts. We will declare the interest rates from time to time based on our analysis of current market conditions. In addition, we also may consider various other factors in determining the interest rates for a given Guarantee Period including regulatory and tax requirements; sales commissions and administrative expenses we bear; general economic trends; and competitive factors.

You may transfer money out of the Guarantee Period Accounts within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the money to another Guarantee Period Account, transfer the money to any of the subaccounts, or withdraw the money from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the money into the one-year fixed account. These accounts are not available in all states and are not offered after annuity payouts begin.

We hold amounts you allocate to the Guarantee Period Accounts in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the Guarantee Period Accounts. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the Guarantee Period Accounts.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Duff and Phelp's - or are rated in the two highest grades by the National Association of Insurance Commissioners;
o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

Market Value Adjustment (MVA)
You may choose to transfer or withdraw money out of the Guarantee Period Accounts prior to the end of the Guarantee Period. The amount transferred or withdrawn will receive a MVA which will increase or decrease the actual amount transferred or withdrawn. We calculate the MVA using the formula shown below and we base it on the current level of interest rates compared to the rate of your Guarantee Period Account.

Amount transferred    x      (      l + i        )   n/12
                              --------------------
                             (   l + j + .001    )

Where:                       i   =   rate earned in the account from which funds
                                     are being transferred
                             j   =   current rate for a new Guarantee Period
                                     equal to the remaining term in the
                                     current Guarantee Period
                             n   =   number of months remaining in the current
                                     Guarantee Period (rounded up)


We will not make MVAs for amounts withdrawn for withdrawal charges, the annual contract administrative charge or paid out as a death claim. We also will not make MVAs on automatic transfers from the two-year Guarantee Period Account. We determine any applicable withdrawal charges based on the market value adjusted withdrawals. In some states the MVA is limited.


The one-year fixed account
You may allocate purchase payments to the one-year fixed account. We back the principal and interest guarantees relating to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract


You or your sales representative will send an application along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. Because of administration system restrictions, you may buy only a nonqualified (but not by rollover) through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select:

o  the length of the withdrawal charge period (six or eight years)*;
o  the optional Enhanced Death Benefit Rider;
o  the optional Guaranteed Minimum Income Benefit Rider;
o the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest;
o  how you want to make  purchase  payments;  and
o  a beneficiary.

*Contracts sold through AEFA are only available with an eight-year withdrawal charge schedule.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a SIP. To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

The retirement date
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and
o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

Beneficiary
We will pay your named  beneficiary  the death  benefit  if it  becomes  payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase payments



   Minimum initial purchase payment:  $100,000  for contracts sold through AEFA
                                                $2,000  for all other contracts

    Minimum additional purchase payments:

      If paying by SIP*:                       If paying by any other method**:
         $50                                                 $100


     *Payments  made using SIP must  total  $2,000  before you can make  partial withdrawals.
    **The Guarantee  Period  Accounts  require a minimum $1,000 initial payment.

Maximum total allowable purchase payments***
(without prior approval):                                            $1,000,000

    ***This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the qualified plan's limits on annual contributions also apply.

How to make purchase payments

1
By letter:        Send your check along with your name and contract number to:

                  Regular mail:
                  American Enterprise Life Insurance Company
                  80 South Eighth Street
                  P.O. Box 534
                  Minneapolis, MN 55440-0534

                  Express mail:
                  American Enterprise Life Insurance Company
                  Attention: Unit 829
                  733 Marquette Avenue
                  Minneapolis, MN 55402

2
By SIP:           Contact your sales representative to complete the necessary
                  SIP paperwork.

Purchase payment credits
You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We calculate the credit as a percentage of the net current payment (current payment less the amount of partial withdrawals that exceed all prior purchase payments) according to the following schedule:

      If total net payments* made during            then the purchase payment
    the life of the contract equals.......          credit percentage equals...
      ----------------------------------             -------------------------


         Less than $10,000                                          1%
         $10,000 to less than 1 million                             2
         $1 million to less than 5 million                          3
         $5 million and over                                        4

*Net payments equal total payments less total withdrawals.

If you make subsequent payments which cause the contract to become eligible for a higher percentage credit, we will add credits to increase the credit percentage on prior payments (less withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges - Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Charges

Contract administrative charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Variable account administrative charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of the subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

Mortality and expense risk fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For contracts with a six-year withdrawal charge schedule, this fee totals 1.35% of their average daily net assets on an annual basis. For contracts with an eight-year withdrawal charge schedule, this fee totals 1.10% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. If you choose the optional Enhanced Death Benefit Rider, we will charge an additional 0.20% of the average daily net assets on annual basis (see "Enhanced Death Benefit Rider fee" below). These fees do not apply to the fixed accounts. We cannot increase these fees.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


Enhanced Death Benefit Rider fee
We charge a fee based on the Guaranteed Income Benefit Base for this optional feature only if you choose this option. If selected, we apply this fee daily to the subaccounts as part of the mortality and expense risk fee. It is reflected in the unit values of the subaccounts and it totals 0.20% of their average daily net assets on an annual basis. We cannot increase the Enhanced Death Benefit Rider fee.

Guaranteed Minimum Income Benefit Rider fee
We charge a fee for this optional feature only if you choose this option. If selected, we deduct the fee (currently 0.30%) from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

We apply the fee on an adjusted  benefit base  calculated as the result of (a) +
(b) - (c), where:
(a) is the Guaranteed Income Benefit Base,
(b) is the adjusted transfers from the subaccounts to the fixed accounts made in the last six months, and
(c) is the total contract value in the fixed accounts.

The result of (b) minus (c) cannot be greater than zero. It allows us to base the charge largely on the subaccounts, and not on the fixed accounts.


We will deduct the fee, adjusted for the number of calendar days coverage was in place if the contract is terminated for any reason or when annuity payouts begin. We cannot increase the Guaranteed Minimum Income Benefit Rider fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the Guaranteed Minimum Income Benefit Rider fee on new contracts up to a maximum of 0.75%.


Withdrawal charge
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within six or eight years before withdrawal. You select the withdrawal charge period at the time of your application for the contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts - Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (Your initial purchase payment is considered the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                     Six-year schedule                                         Eight-year schedule

 Years from purchase payment         Withdrawal charge           Years from purchase           Withdrawal charge
           receipt                      percentage                 payment receipt                percentage
              1                              8%                           1                            8%
              2                              8                            2                            8
              3                              8                            3                            8
              4                              6                            4                            8
              5                              4                            5                            8
              6                              2                            6                            6
          Thereafter                         0                            7                            4
                                                                          8                            2
                                                                     Thereafter                        0

Withdrawal charge calculation example:
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with an eight-year withdrawal charge schedule with this history:

o The contract date is Nov. 1, 2000 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

o        We received these payments
       - $10,000 Nov. 1, 2000;
       - $8,000 Dec. 31, 2006; and
       - $6,000 Feb. 20, 2008; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2010 and had not made any other withdrawals during that contract year; and

o    The prior anniversary Nov. 1, 2009 contract value was $38,488.



            Withdrawal Charge                                   Explanation

                $  0             $3,848.80 is 10% of the prior anniversary contract value withdrawn without withdrawal charge; and

                $  0             $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

                $  0             $10,000 Nov. 1, 2000 payment was received nine or more years before withdrawal and is withdrawn without withdrawal charge; and

                $640             $8,000 Dec. 31, 2006 payment is in its fourth year from receipt, withdrawn with an 8% withdrawal charge; and

                $480              $6,000 Feb. 20, 2008 payment is in its third year from receipt
                 ---

                                  withdrawn with an 8% withdrawal charge.
              $1,120


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually withdraw from your contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount. We pay you the amount you requested. If you make a full withdrawal of your contract, we also will deduct the $30 contract administrative charge.

Waiver of withdrawal charges We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;
o amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o    contracts settled using an annuity payout plan;
o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
o    amounts we refund to you during the free look period; and
o    death benefits.*

*However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract - Purchase payment credits.")

Contingent events
o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.
o Withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
o Withdrawals you make if you or the annuitant become disabled within the meaning of IRC Section 72(m)(7) after your contract date. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.
o Withdrawals you make once a year if you or the annuitant become unemployed at least one year after your contract's date, up to the following amounts each year:
                 (a) 25% of your prior  anniversary  contract  value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or
                 (b) 50% of your prior  anniversary  contract  value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.
The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria with a legible photocopy of the unemployment benefit payments meeting the above criteria with regard to dates.


Withdrawal Charge under Annuity Payout Plan E - Payouts for a specified period. Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.07% if the assumed investment rate is 3.5% and 7.02% if the assumed investment rate is 5%. The withdrawal charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your withdrawal charge exceed 9%.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. We deduct premium taxes when you make a full withdrawal from your contract or when annuity payouts begin. We reserve the right to deduct this tax at other times such as when you make purchase payments.


Valuing Your Investment

We value your fixed accounts and subaccounts as follows:

Fixed accounts: We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;
o    plus any purchase payment credits allocated to the fixed accounts;
o    plus interest credited;


o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;


o    minus any prorated contract administrative charge; and
o minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable).

Subaccounts: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor
We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units
Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments you allocate to the subaccounts;
o        any purchase payment credits allocated to the subaccounts;
o        transfers into or out of the subaccounts;
o        partial withdrawals;
o        withdrawal charges;
o        prorated portions of the contract administrative charge; and/or
o prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o        changes in funds' net asset value;
o        dividends distributed to the subaccounts;
o        capital gains or losses of funds;
o        fund operating expenses; and/or
o mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected).

Making the Most of Your Contract


Automated dollar-cost averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.



                                                   How dollar-cost averaging works

By investing an                                   Amount       Accumulation unit       Number of units
equal number of                      Month       invested            value                purchased
dollars each month...                 Jan         $100               $20                     5.00
                                      Feb          100                18                     5.56
you automatically buy                 Mar          100                17                     5.88
more units when the                   Apr          100                15                     6.67
per unit market price                 May          100                16                     6.25
is low...                             Jun          100                18                     5.56
                                      Jul          100                17                     5.88
and fewer units when                  Aug          100                19                     5.26
the per unit market                  Sept          100                21                     4.76
price is high.                        Oct          100                20                     5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact us.

Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Transferring money between accounts
You may transfer money from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies" below.)

Transfer policies
o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

o You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

o You may transfer contract values from the Guarantee Period Accounts at any time. Transfers made before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the one-year fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, your choices of subaccounts may be limited.

o Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

How to request a transfer or withdrawal
1                        Send your name, contract number, Social Security Number
By letter:               or Taxpayer Identification Number and signed request
                         for a transfer or withdrawal to:

                           Regular mail:
                           American Enterprise Life Insurance Company
                           80 South Eighth Street
                           P.O. Box 534
                           Minneapolis, MN 55440-0534

                           Express mail:
                           American Enterprise Life Insurance Company
                           Attention: Unit 829
                           733 Marquette Avenue
                           Minneapolis, MN 55402

                           Minimum amount

                           Transfers or
                           withdrawals:          $500 or entire account balance

                           Maximum amount

                           Transfers or
                           withdrawals:              Contract value

2                   Your sales representative can help you set up automated
By automated        transfers or partial  withdrawals among your subaccounts or
transfers and       fixed accounts.
automated           You can start or stop this service by written request or
partial             other method  acceptable to us.
withdrawals:        You must allow 30 days for us to change any instructions
                    that are currently in place.


                    o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
                    o Automated withdrawals may be restricted by applicable law under some contracts.
                    o You may not make additional purchase payments if automated partial withdrawals are in effect.
                    o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

                           Minimum amount

                           Transfers or
                           withdrawals:        $100 monthly
                                               $250 quarterly, semi-annually or
                                                annually

3                          Call between 7 a.m. and 6 p.m. Central time:
By phone:
                           800-333-3437 or
                           (612) 671-7700 (Minneapolis/St. Paul area)

                           Minimum amount

                           Transfers or
                           withdrawals:          $500 or entire account balance

                           Maximum amount

                           Transfers:                Contract value
                           Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period - Annuity payout plans").

Withdrawal policies
If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment By regular or express mail:

o        payable to owner;
o        mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared; -- the NYSE is closed, except for normal holiday and weekend closings;
-- trading on the NYSE is restricted, according to SEC rules;
-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in Case of Death


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. The benefit paid will be based on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:

1.       the contract value; or

2. the total purchase payments paid plus purchase payment credits and less any "adjusted partial withdrawals"; or

3. the "maximum anniversary value" immediately preceding the date of death plus the dollar amount of any payments since that anniversary plus purchase payment credits and minus any "adjusted partial withdrawals" since that anniversary.

If you own the contract in joint tenancy with rights of survivorship, we will pay benefits upon the first to die of either you or the annuitant.

Adjusted partial withdrawals:
We calculate an "adjusted partial withdrawal " for each partial withdrawal as the product of (a) times (b) where:

                  (a) is the ratio of the amount of the partial withdrawal (including any applicable withdrawal charge) to the contract value on the date of (but prior to) the partial withdrawal; and

                  (b) is the death benefit on the date of (but prior to) the partial withdrawal.

Maximum anniversary value: Each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we calculate the anniversary value which is the greater of:

(a)      the contract value on that anniversary; or

(b) total purchase payments made to the contract plus purchase payment credits and minus any "adjusted partial withdrawals".

The "maximum anniversary value" is equal to the greatest of these anniversary values.

After your or the annuitant's 81st birthday, the death benefit continues to be the death benefit value as of that date, plus any subsequent payments and purchase payment credits and minus any "adjusted partial withdrawals."

Example:

o The contract is purchased with a payment of $20,000 on Jan. 1, 2000. A purchase payment credit of $400 is added to the contract.

o On Jan. 1, 2001 (the first contract anniversary) the contract value has grown to $24,000.

o On March 1, 2001 the contract value has fallen to $22,000, at which point the owner takes a $1,500 partial withdrawal, leaving a contract value of $20,500.

The death benefit on March 1, 2001 is calculated as follows:

The "maximum anniversary value":                                     $24,000.00
(the greatest of the anniversary values which was the contract value on Jan. 1, 2001)


plus any purchase payments paid since that anniversary:                   +0.00

minus any "adjusted partial withdrawal" taken since that
anniversary, calculated as:        1,500  x  24,000    =              -1,636.36
                                   ----------------                   ---------
                                   22,000

for a death benefit of:                                              $22,363.64

Enhanced Death Benefit Rider
If this rider is available in your state and both you and the annuitant are age 79 or younger on the contract date, you may choose to add this benefit to you contract. This rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.       the contract value; or

2. the total purchase payments paid plus purchase payment credits and less any "adjusted partial withdrawals"; or

3. the "maximum anniversary value" immediately preceding the date of death plus the dollar amount of any payments since that anniversary plus purchase payment credits and minus any "adjusted partial withdrawals" since that anniversary; or

4.       the Variable Account 5% Floor

The Variable Account 5% Floor
On or before the contract anniversary after the earlier of your or the annuitant's 81st birthday, the Variable Account 5% Floor is the sum of the value in the fixed accounts plus the variable account floor. After the contract anniversary immediately following either your or the annuitant's 81st birthday, the Variable Account 5% Floor is the floor on that anniversary increased by additional purchase payments made since that anniversary plus purchase payment credits and reduced by any "adjusted partial withdrawals" since that anniversary.


On each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by accumulating the prior anniversary's floor at 5%. On the first contract anniversary, the floor is increased by 5% of the accumulated initial purchase payments plus purchase payment credits allocated to the subaccounts. On any day that you allocate additional amounts to, or withdraw or transfer from the subaccounts, we adjust the floor by adding the additional amounts and subtracting the "adjusted partial withdrawals" or "adjusted transfers."

For  the  Variable  Account  5%  Floor,  we  calculate  the  "adjusted   partial
withdrawals" or "adjusted transfers" as the result of (a) times (b) where:


(a) is the ratio of the amount of withdrawal (including any withdrawal charges) or transfer from the subaccounts to the total value in the subaccounts on the date of (but prior to) the withdrawal or transfer.
(b) is the variable account floor on the date of (but prior to) the withdrawal or transfer.

Example:

o The contract is purchased with a payment of $20,000 on Jan. 1, 2000 and a $400 purchase payment credit is added to the contract with $5,100 allocated to the one-year fixed account and $15,300 allocated to the subaccounts.

o On Jan. 1, 2001 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17, 200.

o On March 1, 2001, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. The owner takes a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.

The death benefit on March 1, 2001 is calculated as follows:

The "maximum anniversary value" (the purchase payment plus purchase payment
credits):                                                                               $ 20,400.00

plus any purchase payment paid since that anniversary:                                       + 0.00

minus any "adjusted partial withdrawal" taken since that anniversary,
calculated as:    1,500   x   20,400   =
                  ------------------
                         19,300                                                          - 1,585.49
                                                                                         ----------

Maximum Anniversary Value Benefit                                                       $ 18,814.51
                                                                                        ===========


The variable account floor on Jan. 1, 2001,
calculated as:    1.05   x   15,300   =                                                 $ 16,065.00


plus any purchase payments paid since that anniversary:                                      + 0.00

minus any "adjusted partial withdrawals" from the subaccounts,
calculated as:    1,500   x   16,065  =
                  -------------------
                         14,000                                                         -$ 1,721.25
                                                                                        -----------


Variable Account Floor Benefit                                                          $ 14,343.75
plus the one-year fixed account value                                                    + 5,300.00
                                                                                         ----------


Variable Account 5% Floor, calculated as the one-year fixed account
plus the Variable Account Floor Benefit                                                 $ 19,643.75
                                                                                        ===========

Enhanced Death Benefit, calculated as the greater of the Maximum Anniversary
Value Benefit and the Variable Account 5% Floor, minus any purchase payment             $ 19,643.75
credits made in the last 12 months ($0)


If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would have otherwise been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider, if selected, is then terminated.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death. The contract value is equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider, if selected, is then terminated.

Payments: Under a nonqualified annuity, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes").

Guaranteed Minimum Income Benefit Rider
An optional Guaranteed Minimum Income Benefit Rider may be available in many jurisdictions for a separate annual charge, (see "Charges - Guaranteed Minimum
Income Rider fee"). The rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout period if your contract has been in force for at least ten years, subject to the conditions described below. The rider also provides you the option of variable annuity payouts, with a guaranteed minimum initial payment. This rider is only available at the time you purchase your contract if you also select the Enhanced Death Benefit Rider option.

In some instances, we may allow you to add this rider if it was not available when you initially purchased your contract. In these instances, we would add this rider at the next contract anniversary and all conditions of the rider would use this date as the effective date.

This rider does not create contract value or guarantee the performance of any investment option. Fixed annuity payouts under the terms of this rider will occur at the guaranteed annuity purchase rates stated in the contract. We base first year payments from the variable annuity payout option offered under this rider on the same factors as the fixed annuity payout option. We base subsequent payments on the initial payment and an assumed annual return of 5%. Because this rider is based on guaranteed actuarial factors for the fixed option, the level of fixed lifetime income it guarantees may be less than the level that would be provided by applying the then current annuity factors. Likewise, for the variable annuity payout option, we base the rider on more conservative factors resulting in a lower initial payment and lower lifetime payments than those provided otherwise if the same benefit base were used. However, the Guaranteed Income Benefit Base described below establishes a floor, which when higher than the contract value, can result in a higher annuity payout level. Thus, the rider is a guarantee of a minimum amount of annuity income.

The Guaranteed Income Benefit Base is equal to the Enhanced Death Benefit if:
o the Guaranteed Minimum Income Rider became effective on the contract date, and
o    all payments are recognized in the benefit base.


The Guaranteed Income Benefit Base, less any applicable premium tax, is the value that will be used to determine minimum annuity payouts if the rider is exercised.


We reserve the right to exclude subsequent payments and purchase payment credits paid in the last five years before exercise of the benefit, in the calculation of the Guaranteed Income Benefit Base. We would do so only if such payment and credits total $50,000 or more or if they are 25% or more of total payments and credits paid into the contract.

If we exclude such payments and credits, the Guaranteed Income Benefit Base would be calculated as the greatest of:


(a) contract value less "market value adjusted prior 5 years of payments and purchase payment credits";

(b) total payments and purchase payment credits less prior 5 years of payments and purchase payment credits, less adjusted partial withdrawals;

(c) Maximum Anniversary Value immediately preceding the date of settlement, plus payments and minus adjusted partial withdrawals since that anniversary, less the "market value adjusted prior 5 years of payments and purchase payment credits"; or

(d) the Variable Account 5% Floor, less the 5% adjusted prior 5 years of payments and purchase payment credits.

"Market value adjusted prior 5 years of payments and purchase payment credits" are calculated as the sum of each such payment or credit, multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such payment or credit. The estimated contract value at such anniversary is calculated by assuming that payments, credits and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

"5% Adjusted prior 5 years of payments and purchase payment credits" are calculated as the sum of each payment or payment credit accumulated at 5% for the number of full contract years they have been in the contract.

Conditions on election of the rider: The following conditions apply to the election of the rider:

o you must elect the rider at the time you purchase your contract along with the Enhanced Death Benefit Rider option, and
o    the annuitant must be age 75 or younger on the contract date.

Fund selection to continue the rider: You may allocate your purchase payments to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount in the Wells Fargo Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you notice and ask that you reallocate your contract value so that the limitation is satisfied within 60 days. If after 60 days the limitation is not satisfied, the rider will be terminated.

Exercising the rider: The following conditions apply to the exercise of the rider:

o you may only exercise the rider within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the effective date of the rider, and

o the annuitant on the retirement date must be between 50 and 86 years old, and

o you can only take an annuity payout in one of the following annuity payout plans:
          - Plan A -- Life  Annuity - no refund
          - Plan B -- Life Annuity with ten years  certain
          - Plan D -- Joint and last  survivor  life  annuity - no refund

Contingent event benefits: If the annuitant satisfies the conditions for the waiver of withdrawal charges in the event of disability, terminal illness or a confinement in a nursing home or hospital (see "Charges- Waiver of withdrawal charges") you can exercise the rider at any time. In this event, you can take up to 50% of the Guaranteed Income Benefit Base in cash. You can use the balance of the Guaranteed Income Benefit Base for annuity payouts under the terms above with regard to annuitant age at retirement date, the annuity payout plans and the more conservative annuity factors. You can also change the annuitant for the payouts.

Terminating the rider: The following conditions apply to the termination of the rider:

o you may terminate the rider within 30 days after the first and fifth anniversary of the effective date of the rider.

o you may terminate the rider any time after the 10th anniversary of the effective date of the rider.
o the rider will terminate on the date you make a full withdrawal from the contract, or annuity payouts begin, or on the date that a death benefit is payable.
o the rider will terminate on the contract anniversary after the annuitant's 86th birthday.

Example:
o The contract is purchased with a payment of $100,000 on Jan. 1, 2000, and a $2,000 purchase payment credit is added to the contract.
o  There are no additional purchase payments and no partial withdrawals.
o  The money is fully allocated to the subaccounts.
o The annuitant is male and age 55 on the contract date. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 on the contract date.
o  The Guaranteed Income Benefit Base is based on the Variable Account 5% Floor.
o  The contract is within 30 days after contract anniversary.

If the Guaranteed Minimum Income Benefit Rider is exercised, the minimum fixed annuity monthly payout or the first year variable annuity monthly payout would be:

                                                                           Fixed Annuity Payout Options
                                                                        Minimum Guaranteed Annual Income
Contract Anniversary At         Minimum Guaranteed Benefit      Plan A --       Plan B --          Plan D --
Exercise                        Base                            Life  Annuity   Life Annuity       Joint and last
                                                                - no refund     with ten years     survivor life
                                                                                certain            annuity - no refund
              10                           $166,147                 $856.63           $842.37            $689.51
              15                           $212,051               $1,263.82         $1,204.45            $977.55

After the first year payments, lifetime income payments on a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payments will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available for payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o        the annuity payout plan you select;
o        the annuitant's age and, in most cases, sex;
o        the annuity table in the contract; and
o        the amounts you allocated to the accounts at the settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity table
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A -- Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B -- Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C -- Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D -- Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E -- Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level. The discount rate we use in the calculation will vary between 5.07% and 7.02% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges-Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


Restrictions for some qualified plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

o        over the life of the annuitant;
o        over the joint lives of the annuitant and a designated beneficiary;
o        for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to you in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Qualified annuities: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Purchase  payment  credits:   These  are  considered   earnings  and  are  taxed
accordingly.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you withdraw your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under a contract (except a Roth IRA) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each  subaccount for your  contract;
o divided by the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o        laws or regulations change,
o        existing funds become unavailable, or
o        in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus for other funds.

We may also:

o        add new subaccounts;
o        combine any two or more subaccounts;
o        add subaccounts investing in additional funds;
o        transfer assets to and from the subaccounts or the variable account;
         and
o        eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Principal Underwriter
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its office are located at IDS Tower 10, Minneapolis, MN 55440. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

We will pay commissions for sales of the contracts of up to 7% of purchase payments to insurance agencies or broker-dealers that are also insurance agencies. Sometimes we pay the commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which, when totaled, could exceed 7% of purchase payments). In addition, we may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

Issuer
American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

Legal proceedings
A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. American Enterprise Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota State Court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. American Enterprise Life also is a defendant in various other lawsuits. In American Enterprise Life's opinion, none of these lawsuits will have a material adverse effect on our financial condition.

Additional Information About American Enterprise Life

Selected financial data
The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

                                         Years ended Dec. 31, (thousands)


                                     1998           1997              1996                 1995               1994
Net investment income                $   340,219    $   332,268       $    271,719         $   223,706        $   162,201

Net loss on investments                  (4,788)         (509)             (5,258)              (1,154)            (1,190)

Other                                    7,662             6,329             5,753                4,214              2,753
                                     ---------      --------------    --------------       --------------     --------------

Total revenues                       $   343,093    $    338,088       $   272,214          $   226,766        $   163,764
                                     ===========    ===========       ===========          ===========        ===========

Income before income taxes           $    36,421    $     44,958      $     35,735         $     33,440       $     30,212
                                     ============   ============      ============         ============       ============

Net income                           $    22,026    $     28,313      $     22,823         $     21,748       $     19,638
                                     ============   ============      ============         ============       ============

Total assets                         $ 4,885,621    $  4,973,413      $  4,425,837         $  3,570,960       $  2,712,286
                                      ==========      ==========        ==========           ==========         ==========

Management's discussion and analysis of financial condition and results of operations

1998 Compared to 1997:
Net income decreased 22 percent to $22 million in 1998, compared to $28 million in 1997. An increase in revenues, resulting primarily from an increase in net investment income was more than offset by an increase in benefits and expenses, resulting primarily from an increase in amortization of deferred policy acquisition costs.

Total revenues increased to $343 million in 1998, compared with $338 million in 1997. The increase is primarily due to increases in net investment income and contractholder charges, partially offset by an increase in net realized loss on investments. Net investment income, the largest component of revenues, increased primarily as a result of an increase in investment yields.

Contractholder charges, which consist primarily of charges on annuity contracts, increased 12 percent to $6.4 million in 1998, compared with $5.7 million in 1997. This increase is primarily the result of an increase in surrender charges.

Net realized loss on investments increased to $4.8 million in 1998, compared to $0.5 million in 1997. The Company incurs realized losses when investments are sold at a loss and when a decline in the fair value of a fixed maturity investment is determined to be other than temporary and it is written down to fair value.

Total benefits and expenses increased 4.6 percent to $307 million in 1998. The largest component of expenses, interest credited on investment contracts, decreased to $229 million, reflecting a decrease in annuities in force and lower interest rates. Amortization of deferred policy acquisition costs increased to $54 million, compared to $37 million in 1997. This increase was due primarily to accelerating amortization to reflect actual lapse experience on certain fixed annuities.

1997 Compared to 1996:
Net income increased 24 percent to $28 million in 1997, compared to $23 million in 1996. This growth resulted primarily from an increase in net investment income, partially offset by an increase in interest credited on investment contracts.

Total revenues increased to $338 million in 1997, compared with $272 million in 1996. The increase is primarily due to an increase in net investment and a decrease in net realized loss on investments. Net investment income, the largest component of revenues, increased primarily as a result of an increase in investments owned and a slight increase investment yields.

Contractholder charges, which consist primarily of charges on annuity contracts, increased 3.6 percent to $5.7 million in 1997, compared with $5.5 million in 1996. This increase is primarily the result of an increase in surrender charges.

Net realized loss on investments decreased to $0.5 million in 1997, compared to $5.3 million in 1996. The Company incurs realized losses when investments are sold at a loss and when a decline in the fair value of a fixed maturity investment is determined to be other than temporary and it is written down to fair value.

Total benefits and expenses increased to $293 million in 1997. The largest component of expenses, interest credited on investment contracts, increased 21 percent to 231 million compared to $192 million in 1996. Amortization of deferred policy acquisition costs increased to $37 million compared to $31 million in 1996. These increases were due primarily to increased aggregate amounts in force.

Risk Management
The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained change in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market change, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effect of the hypothetical interest rate change is based on numerous assumptions, including relative levels of market interest rates, as well as the levels of assets and liabilities. The hypothetical change and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market change actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.

The Company primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. The Company does not invest in securities to generate trading profits.

The Company has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The negative effect on the Company's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at December 31, 1998, would be appoximately $3 million.

Liquidity and Capital Resources

The liquidity requirements of the Company are met by funds provided by premiums, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

The Company has an available line of credit with American Express Financial Corporation aggregating $50 million. The line of credit is used strictly as short-term sources of funds. No borrowings were outstanding under the agreement at December 31,1998. At December 31, 1998, outstanding reverse repurchase agreements totaled $51 million.

At December 31, 1998, investments in fixed maturities comprised 82 percent of the Company's total invested assets. Of the fixed maturity portfolio, approximately 32 percent is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At December 31, 1998, approximately 14 percent of the Company's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. The Company has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At December 31, 1998, net unrealized appreciation on fixed maturities held to maturity included $52 million of gross unrealized appreciation and $7 million of gross unrealized depreciation. Net unrealized appreciation on fixed maturities available for sale included $102 million of gross unrealized appreciation and $34 million of gross unrealized depreciation.

At December 31, 1998, the Company had an allowance for losses on mortgage loans totaling $8.5 million.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of December 31, 1998, the Company's total adjusted capital was well in excess of the levels requiring regulatory attention.

Year 2000 Issue

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the variable account. All of the major systems used by American Enterprise Life and by the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parities.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps have been taken to resolve any potential problems including modification to existing software and the purchase of new software. AEFC's target date for substantially completing its program of corrective measures on internal business critical systems was December 31, 1998. As of June 30, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Enterprise Life's and the Variable Account's operations continues to be evaluated. The failure of external parties to resolve their own year 2000 issues in a timely manner could result in a material financial risk to AEFC, American Enterprise Life or the variable account.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

Reserves
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

Investments
Of our total investments of $4,503,960,000 at Dec. 31, 1998, 28% was invested in mortgage-backed securities, 53% in corporate and other bonds, 18% in primary mortgage loans on real estate and the remaining 1% in other investments.

Competition
We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 1998, assigned us one of its highest classifications, A+ (Superior).

Employees
As of Dec. 31, 1998, we had no employees.

Properties
We occupy office space in Minneapolis, MN, which is rented by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

State Regulation
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Directors and Executive Officers*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

Directors

James E. Choat
Born in 1947

Director, president and chief executive officer since 1996; Senior vice president - Institutional Products Group, AEFA, 1994 to 1997.

Richard W. Kling
Born 1940

Director and chairman of the board since March 1989.

Paul S. Mannweiler**
Born in 1949

Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Paula R. Meyer
Born in 1954

Director and executive vice president since 1998; vice president, AEFC since 1998; Piper Capital Management (PCM) President from Oct. 1997 to May 1998; PCM Director of Marketing from June 1995 to Oct. 1997; PCM Director of Retail Marketing from Dec. 1993 to June 1995.

William A. Stoltzmann
Born in 1948

Director since Sept. 1989; vice president, general counsel and secretary since 1985.

Officers other than directors

Jeffrey S. Horton
Born 1961

Vice president and treasurer since Dec. 1997; vice president and corporate treasurer, AEFC, since Dec. 1997; controller, American Express Technologies - Financial Services, AEFC, from July 1997 to Dec. 1997; controller, Risk Management Products, AEFC, from May 1994 to July 1997; director of finance and analysis, Corporate Treasury, AEFC, from June 1990 to May 1994.

Philip C. Wentzel
Born in 1961

Vice president and controller since 1998; vice president - Finance, Risk Management Products, AEFC since 1997; and director of financial reporting and analysis from 1992 to 1997.

*The address for all of the directors and principal officers is: IDS Tower 10, Minneapolis, MN 55440-0010 except for Mr. Mannweiler who is an independent director.

**Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

Executive compensation
Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.

Name of individual or
number in group                       Position held                             Cash compensation

Five most highly compensated                                                           $4,476,367
executive officers as a group:

Richard W. Kling                      Chairman of the Board
James E. Choat                        President and CEO
Stuart A. Sedlacek                    Executive Vice President
Lorraine R. Hart                      Vice President, Investments
Deborah L. Pederson                   Assistant Vice President, Investments

All executive officers as a group                                                      $7,925,328
(12)


Security ownership of management
Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.


Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 1998 and 1997, and for each of the three years in the period ended Dec. 31, 1998, as set forth in their report. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

American Enterprise Life Financial Information


                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                               September 30, 1999
                                   (unaudited)
                       ($ thousands, except share amounts)
ASSETS

Investments:
  Fixed maturities:
        Held to maturity, at amortized cost (fair value:
           1999, $1,023,281)                                                            $1,027,976
        Available for sale, at fair value (amortized cost:
           1999, $2,549,548)                                                             2,480,649
                                                                                       -----------
                                                                                         3,508,625

  Mortgage loans on real estate                                                            794,117
  Other investments                                                                          9,148
          Total investments                                                              4,311,890

Accounts receivable                                                                            914
Accrued investment income                                                                   57,967
Deferred policy acquisition costs                                                          186,723
Deferred income taxes                                                                       25,420
Other assets                                                                                    32
Separate account assets                                                                    174,567
                                                                                      ------------

          Total assets                                                                  $4,757,513

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                                            $4,049,397
  Policy claims and other policyholders' funds                                               8,304
  Amounts due to brokers                                                                    76,928
  Other liabilities                                                                         22,069
  Separate account liabilities                                                             174,567
                                                                                       -----------
          Total liabilities                                                              4,331,265

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                                                     2,000
  Additional paid-in capital                                                               282,872
  Accumulated other comprehensive income:
     Net unrealized securities (losses) gains                                              (44,784)
  Retained earnings                                                                        186,160
          Total stockholder's equity                                                       426,248

Total liabilities and stockholder's equity                                              $4,757,513

                             See accompanying notes.


                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                         Nine months ended September 30,
                                   (unaudited)
                                  ($ thousands)

                                                                    1999           1998
                                                                 ---------      -------

Revenues:
  Net investment income                                               $243,525          $258,163
  Contractholder charges                                                 4,317             5,018
  Mortality and expense risk fees                                        1,581               872
  Net realized gain (loss) on investments                                4,897            (1,526)
                                                                    ----------        ----------

          Total revenues                                               254,320           262,527
                                                                     ---------          --------

Benefits and expenses:
  Interest credited on investment contracts                            157,155           173,709
  Amortization of deferred policy acquisition costs                     30,637            43,051
  Other operating expenses                                              23,299            16,902
                                                                    ----------       -----------

          Total benefits and expenses                                  211,091           233,662
                                                                     ---------          --------

Income before income taxes                                              43,229            28,865

Income taxes                                                            14,051            10,390
                                                                    ----------      ------------

Net income                                                           $  29,178          $ 18,475
                                                                     =========         =========






















                             See accompanying notes.


                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                         Nine months ended September 30,
                                   (unaudited)
                                  ($ thousands)
                                                                                 1999               1998
                                                                               --------           -------

Cash flows from operating activities:
  Net income                                                                 $   29,178           $18,475
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                                         3,773            (1,802)
      Change in accounts receivable                                                 (82)               44
      Change in deferred policy acquisition costs, net                            9,756            23,054
      Change in other assets                                                         10                84
      Change in policy claims and other policyholders' funds                        915            (3,220)
      Deferred income tax benefit                                                  (448)          (10,539)
      Change in other liabilities                                                (2,430)            8,960
      Amortization of premium                                                     1,394               158
      Net realized gain on investments                                           (4,897)            1,526
      Other, net                                                                  (1,772)            (302)
                                                                          ---------------       ----------

         Net cash provided by operating activities                               35,397            36,438

Cash flows from investing activities: Fixed maturities held to maturity:
        Maturities                                                               47,277            61,786
        Sales                                                                     5,681            30,468
    Fixed maturities available for sale:
        Purchases                                                              (589,946)         (298,885)
        Maturities                                                              216,467           239,612
        Sales                                                                   359,677            43,579
    Other investments:
        Purchases                                                               (20,766)         (145,374)
        Sales                                                                    41,705            53,043
    Change in amounts due from brokers                                             (619)               --
    Change in amounts due to brokers                                             22,581            94,129
                                                                             ----------          --------

          Net cash provided by investing activities                              82,057            78,358

Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                                     244,670           237,037
    Surrenders and other benefits                                              (519,255)         (525,542)
    Interest credited to account balances                                       157,131           173,709
                                                                             ----------        ----------

          Net cash used in financing activities                                (117,454)         (114,796)
                                                                            ------------      ------------

Net increase (decrease) in cash and cash equivalents                                 --                --

Cash and cash equivalents at beginning of period                                      --                --
                                                                          --------------    --------------

Cash and cash equivalents at end of year                                   $          --     $          --
                                                                          ==============    ==============

                                                        See accompanying notes.

                  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

1.       General

In the opinion of the management of American Enterprise Life Insurance Company (the Company), the accompanying unaudited financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of September 30, 1999 and the related statements of income and cash flows for the nine month periods ended September 30, 1999 and 1998.

2.       New Accounting Pronouncement

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. In July 1999, The FASB issued FAS 137, which defers the effective date for implementation of FAS 133 by one year, making FAS 133 effective no later than January 1, 2001 for the Company's financial statements. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets of liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of FAS 133 is encouraged, but is permitted only as of the beginning of any fiscal quarter that begins after issuance of FAS 133. This Statement cannot be applied retroactively. The Company has not yet determined when it will implement FAS
133. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.


3.        Comprehensive Loss

Net income                              $29,178
Net unrealized loss on investments      (89,079)

                                        --------
Comprehensive loss                     $(59,901)

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.




/s/ Ernst & Young LLP
    February 4, 1999
    Minneapolis, Minnesota

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                  December 31,
                       ($ thousands, except share amounts)


ASSETS                                                              1998              1997
------                                                           ----------         -------
Investments:
  Fixed maturities:
        Held to maturity, at amortized cost (fair value:
           1998, $1,126,732 ; 1997, $1,223,108)                    $1,081,193       $1,186,682
        Available for sale, at fair value (amortized cost:
           1998, $2,526,712; 1997, $2,609,621)                      2,594,858        2,685,799
                                                                  -----------      -----------
                                                                    3,676,051        3,872,481

  Mortgage loans on real estate                                       815,806          738,052
  Other investments                                                    12,103           16,024
                                                                -------------    -------------
          Total investments                                         4,503,960        4,626,557

Accounts receivable                                                       214              563
Accrued investment income                                              61,740           59,588
Deferred policy acquisition costs                                     196,479          224,501
Other assets                                                               43              117
Separate account assets                                               123,185           62,087
                                                                 ------------    -------------

          Total assets                                             $4,885,621       $4,973,413
                                                                   ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                       $4,166,852       $4,343,213
  Policy claims and other policyholders' funds                          7,389           11,328
  Deferred income taxes                                                23,199           35,601
  Amounts due to brokers                                               54,347           34,935
  Other liabilities                                                    24,500           16,905
  Separate account liabilities                                        123,185           62,087
                                                                  -----------     ------------
          Total liabilities                                         4,399,472        4,504,069

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                                2,000            2,000
  Additional paid-in capital                                          282,872          282,872
  Accumulated other comprehensive income:
     Net unrealized securities gains                                   44,295           49,516
  Retained earnings                                                   156,982          134,956
                                                                 ------------     ------------
          Total stockholder's equity                                  486,149          469,344
                                                                 ------------     ------------

Total liabilities and stockholder's equity                         $4,885,621       $4,973,413
                                                                   ==========       ==========

                             See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                            Years ended December 31,
                                  ($ thousands)

                                                                       1998              1997             1996
                                                                      ------            ------            ----
Revenues:
  Net investment income                                               $340,219          $332,268         $271,719
  Contractholder charges                                                 6,387             5,688            5,450
  Mortality and expense risk fees                                        1,275               641              303
  Net realized loss on investments                                      (4,788)             (509)          (5,258)
                                                                    ----------        ----------      -----------

          Total revenues                                               343,093           338,088          272,214
                                                                     ---------         ---------       ----------

Benefits and expenses:
  Interest credited on investment contracts                            228,533           231,437          191,672
  Amortization of deferred policy acquisition costs                     53,663            36,803           30,674
  Other operating expenses                                              24,476            24,890           14,133
                                                                    ----------        ----------         --------

          Total benefits and expenses                                  306,672           293,130          236,479
                                                                     ---------         ---------          -------

Income before income taxes                                              36,421            44,958           35,735

Income taxes                                                            14,395            16,645           12,912
                                                                    ----------        ----------        ---------

Net income                                                           $  22,026         $  28,313         $ 22,823
                                                                     =========         =========         ========




                             See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1998

($ thousands)
                                                                                                Accumulated
                                                                                                    Other
                                                                                               Comprehensive
                                                         Total                    Additional
                                                     Stockholder's    Capital      Paid-In          Income,       Retained
                                                         Equity      Stock         Capital     Net of Tax         Earnings

Balance, December 31, 1995                               $296,816       $2,000       $177,872        $ 33,124         $83,820
Comprehensive income:
     Net income                                            22,823           --             --              --          22,823
      Unrealized holding losses arising
           during the year, net of  taxes of
        $12,282                                           (22,810)          --             --         (22,810)             --
      Reclassification adjustment for losses
           included in net income, net of tax
           of $(1,093)                                      2,029           --             --           2,029              --
                                                                                               -------------------
                                                    -----------------
     Other comprehensive loss                             (20,781)          --             --         (20,781)             --
                                                    -----------------
     Comprehensive income                                   2,042
Capital contribution from parent                           65,000           --         65,000              --              --
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1996                                363,858        2,000        242,872          12,343         106,643
Comprehensive income:
     Net income                                            28,313           --             --              --          28,313
     Unrealized holding gains arising
          during the year, net of taxes of
       $(19,891)                                           36,940           --             --          36,940              --
       Reclassification adjustment for losses
           included in net income, net of tax
           of $(126)                                          233           --             --             233              --
                                                                                               -------------------
                                                    -----------------
     Other comprehensive income                            37,173           --             --          37,173              --
                                                    -----------------
     Comprehensive income                                  65,486
Capital contribution from parent                           40,000                      40,000
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1997                                469,344        2,000        282,872          49,516         134,956
Comprehensive income:
     Net income                                            22,026           --             --              --          22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)          --             --          (6,314)             --
     Reclassification adjustment for losses
          included in net income, net of tax                1,093
          of $(588)                                                         --             --           1,093              --
                                                    -----------------                          -------------------
                                                                                               -------------------
     Other comprehensive loss                              (5,221)          --             --          (5,221)             --
                                                    -----------------
                                                    -----------------
     Comprehensive income                                  16,805
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1998                               $486,149       $2,000       $282,872         $44,295        $156,982
                                                    ===========================================================================

                            See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                            Years ended December 31,
                                  ($ thousands)

                                                                                1998              1997             1996
                                                                               --------         --------         --------
Cash flows from operating activities:
  Net income                                                                 $   22,026        $   28,313        $   22,823
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                                        (2,152)           (8,017)           (9,692)
      Change in accounts receivable                                                 349             9,304                --
      Change in deferred policy acquisition costs, net                           28,022           (21,276)          (32,651)
      Change in other assets                                                         74             4,840           (10,007)
      Change in policy claims and other policyholders' funds                     (3,939)          (16,099)           15,786
      Deferred income tax (benefit) provision                                    (9,591)           (2,485)            5,084
      Change in other liabilities                                                 7,595             1,255             8,621
      Amortization of premium (accretion of discount), net                          122            (2,316)           (2,091)
      Net realized loss on investments                                            4,788               509             5,258
      Other, net                                                                  2,544               959              (129)
                                                                          -------------         ---------         ----------

         Net cash provided by (used in) operating activities                     49,838            (5,013)            3,002

Cash flows from investing activities:
 Fixed maturities held to maturity:
        Purchases                                                                    --            (1,996)          (16,967)
        Maturities                                                               73,601            41,221            26,190
        Sales                                                                    31,117            30,601            27,944
    Fixed maturities available for sale:
        Purchases                                                              (298,885)         (688,050)         (921,914)
        Maturities                                                              335,357           231,419           212,212
        Sales                                                                    48,492            73,366            47,542
    Other investments:
        Purchases                                                              (161,252)         (199,593)         (212,182)
        Sales                                                                    78,681            29,139            19,850
    Change in amounts due to brokers                                             19,412           (53,796)           88,568
                                                                             ----------        -----------       ----------

          Net cash provided by (used in) investing activities                   126,523          (537,689)         (728,757)

Cash flows from financing activities:
 Activity related to investment contracts:
    Considerations received                                                     302,158           783,339           846,378
    Surrenders and other benefits                                              (707,052)         (552,903)         (312,362)
    Interest credited to account balances                                       228,533           231,437           191,672
  Change in securities sold under repurchase agreements                              --                --           (67,000)
  Capital contribution from parent                                                   --            40,000            65,000
                                                                          ---------------      ----------         ---------

          Net cash (used in) provided by financing activities                  (176,361)          501,873           723,688
                                                                             -----------        ---------          --------

Net decrease in cash and cash equivalents                                            --           (40,829)           (2,067)

Cash and cash equivalents at beginning of year                                       --            40,829            42,896
                                                                          ---------------      ----------         ---------

Cash and cash equivalents at end of year                                  $          --     $          --        $   40,829
                                                                          ==============    ==============       ==========

                            See accompanying notes.

1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                         1998              1997            1996
                                         ----              -----           ----
    Cash paid during the year for:
      Income taxes                       $19,035          $19,456       $10,317
      Interest on borrowings               5,437            1,832           998

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

     Liabilities for future policy benefits

     Liabilities for deferred annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the established industry mortality tables with various interest rates ranging from 5.5 percent to
     8.75 percent, depending on year of issue.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1998 and 1997 are $3,504 payable to and $1,289, receivable from, respectively, IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting Changes

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments", providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                  Cost              Gains          Losses            Value
    ----------------                             --------------        -------        ------            -------
    U.S. Government agency obligations            $       8,652     $      423      $        --      $      9,075
    State and municipal obligations                       3,003            149               --             3,152
    Corporate bonds and obligations                     877,140         48,822            6,670           919,292
    Mortgage-backed securities                          192,398          2,844               29           195,213
                                                   ------------     ----------       ----------       -----------
                                                     $1,081,193       $ 52,238          $ 6,699        $1,126,732
                                                     ==========       ========          =======        ==========

    Available for sale
    U.S. Government agency obligations            $       2,062    $       116      $        --      $      2,178
    Corporate bonds and obligations                   1,472,814         69,990           34,103         1,508,701
    Mortgage-backed securities                        1,051,836         32,232               89         1,083,979
                                                    -----------     ----------      -----------         ---------
                                                     $2,526,712       $102,338          $34,192        $2,594,858
                                                     ==========       ========          =======        ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                  Cost              Gains           Losses           Value
    ----------------                             --------------       -------           ------           -------
    U.S. Government agency obligations            $      11,120     $      710      $        --     $      11,830
    State and municipal obligations                       3,003            173               --             3,176
    Corporate bonds and obligations                     970,498         38,176            2,763          1005,911
    Mortgage-backed securities                          202,061          1,497            1,367           202,191
                                                   --------------   ----------         --------      ------------
                                                     $1,186,682       $ 40,556          $ 4,130        $1,223,108
                                                     ==========       ========          =======        ==========

    Available for sale
    U.S. Government agency obligations            $       2,077     $       13       $       --      $      2,090
    Corporate bonds and obligations                   1,273,217         52,207            8,020         1,317,404
    Mortgage-backed securities                        1,334,327         33,017            1,039         1,366,305
                                                    -----------       --------          -------         ---------
                                                     $2,609,621        $85,237           $9,059        $2,685,799
                                                     ==========        =======           ======        ==========


     The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                Amortized            Fair
    Held to maturity                               Cost             Value

    Due in one year or less                    $     33,208      $     33,499
    Due from one to five years                      215,010           227,139
    Due from five to ten years                      539,917           562,708
    Due in more than ten years                      100,660           108,173
    Mortgage-backed securities                      192,398           195,213
                                               ------------      ------------
                                                 $1,081,193        $1,126,732

                                                Amortized            Fair
    Available for sale                             Cost             Value

    Due in one year or less                  $          350    $          358
    Due from one to five years                       96,412           101,441
    Due from five to ten years                      981,556         1,021,961
    Due in more than ten years                      396,558           387,119
    Mortgage-backed securities                    1,051,836         1,083,979
                                                  ---------         ---------
                                                 $2,526,712        $2,594,858

     During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $31,117, $29,561 and $27,969, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $47,542 and gross realized gains and losses of $17 and $3,139, respectively.

     At December 31, 1998, bonds carried at $3,292 were on deposit with various states as required by law.

     At December 31, 1998, investments in fixed maturities comprised 82 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $480 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                              1998             1997
    ----------------------                   --------          ------
    Aaa/AAA                                 $1,242,301        $1,531,588
    Aa/AA                                       45,526            34,167
    Aa/A                                        60,019            69,775
    A/A                                        422,725           421,733
    A/BBB                                      228,656           222,022
    Baa/BBB                                  1,030,874           954,962
    Baa/BB                                      79,687            84,053
    Below investment grade                     498,117           478,003
                                          ------------      ------------
                                            $3,607,905        $3,796,303

     At December 31, 1998, approximately 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1998, approximately 18 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                               December 31, 1998                        December 31, 1997
                                            -----------------------                  ---------------------
                                          On Balance         Commitments         On Balance         Commitments
    Region                                   Sheet           to Purchase           Sheet            to Purchase
    ----------------------------------
    ----------------------------------
    South Atlantic                          $198,552            $    651          $186,714            $   9,199
    Middle Atlantic                          129,284                 520           128,239               10,167
    East North Central                       134,165               2,211           125,018                6,294
    Mountain                                 113,581                  --            94,061               11,620
    West North Central                       119,380               9,626            96,701               11,135
    New England                               46,103                  --            50,932                   --
    Pacific                                   43,706                  --            33,052                   --
    West South Central                        32,086                  --            19,573                   --
    East South Central                         7,449                  --             7,480                   --
                                           ---------        ------------         ---------         ------------
                                             824,306              13,008           741,770               48,415
    Less allowance for losses                  8,500                  --             3,718                   --
                                          ----------        ------------        ----------         ------------
                                            $815,806             $13,008          $738,052              $48,415
                                            ========             =======          ========              =======


2.   Investments (continued)
                                               December 31, 1998                       December 31, 1997
                                              -------------------                     -------------------
                                          On Balance         Commitments         On Balance         Commitments
              Property type                  Sheet            to Purchase          Sheet            to Purchase
    ----------------------------------
    ----------------------------------
    Department/retail stores                $253,380          $     781           $242,307          $    9,683
    Apartments                               186,030              2,211            189,752              10,167
    Office buildings                         206,285              9,496            169,177               7,262
    Industrial buildings                      82,857                520             60,195              17,430
    Hotels/Motels                             45,552                 --             33,508                  --
    Medical buildings                         33,103                 --             30,103               3,873
    Nursing/retirement homes                   6,731                 --              9,552                  --
    Mixed Use                                 10,368                 --              7,176                  --
                                          ----------       ------------          ---------        ------------
                                             824,306             13,008            741,770              48,415
    Less allowance for losses                  8,500                 --              3,718                  --
                                         -----------        -----------         ----------         -----------
                                            $815,806            $13,008           $738,052             $48,415
                                            ========            =======           ========             =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1998, the Company's recorded investment in impaired loans was $1,932 with an allowance of $500. At December 31, 1997, the Company's recorded investment in impaired loans was $4,443 with an allowance of $718. During 1998 and 1997, the average recorded investment in impaired loans was $2,736 and $6,473, respectively.

     The Company recognized $251, $nil and $nil of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996, respectively.

     The following table presents changes in the allowance for investment losses related to all loans:

                                            1998             1997          1996
                                            ----             ----          ----
    Balance, January 1                      $3,718           $2,370       $  --
    Provision for investment losses          4,782            1,805       2,370
    Loan payoffs                                --             (457)         --
                                        ----------          -------     -------
    Balance, December 31                    $8,500           $3,718      $2,370
                                            ======           ======      ======

     Net investment income for the years ended December 31 is summarized as follows:

                                    1998              1997              1996
                                    -----             -----             ----
    Interest on fixed maturities    $285,260         $278,736          $230,559
    Interest on mortgage loans        65,351           55,085            41,010
    Interest on cash equivalents         137              704             1,402
    Other                             (2,493)           1,544             1,194
                                  -----------   -------------       -----------
                                     348,255          336,069           274,165
    Less investment expenses           8,036            3,801             2,446
                                  ----------      -----------       -----------
                                    $340,219         $332,268          $271,719
                                    ========         ========          ========

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                1998              1997             1996
                                ----              ----             ----
    Fixed maturities          $    863          $ 1,638           $(2,888)
    Mortgage loans              (4,816)          (1,348)           (2,370)
    Other investments             (835)            (799)               --
                              --------           ------        ----------
                               $(4,788)         $  (509)          $(5,258)
                               =======          =======           =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                              1998         1997        1996
                                              ----         ----        ----
    Fixed maturities available for sale    $(8,032)       $57,188      $(31,970)

3.    Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                       1998              1997             1996
                                       ----              ----             ----
    Federal income taxes:
      Current                        $ 23,227          $17,668           $7,124
      Deferred                         (9,591)          (2,485)           5,084
                                    ---------         --------          -------
                                       13,636           15,183           12,208

    State income taxes-current            759            1,462              704
                                   ----------        ---------         --------
    Income tax expense               $ 14,395          $16,645          $12,912
                                     ========          =======          =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:

                                                           1998                      1997                     1996
                                                       -----------                --------                  -------
                                               Provision      Rate      Provision    Rate        Provision    Rate
     Federal income taxes based
       on the statutory rate                    $13,972     35.0%         $15,735    35.0%        $12,507     35.0%
     Increases (decreases) are attributable to :
         Tax-excluded interest                      (35)    (0.1)             (41)   (0.1)           (53)     (0.1)
           State tax, net of federal benefit        493      1.2              956     2.1            459       1.3
     Other, net                                     (35)      --              (5)      --            (1)        --
                                                 ------    ------         -------    ------        ------     ------
Federal income taxes                            $14,395     36.1%         $16,645    37.0%        $12,912    36.2%
                                                =======     ====          =======    ====         =======    ====


     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                          1998              1997
                                                      ---------         -------
    Policy reserves                                      $51,298        $54,468
    Other                                                  2,214          1,736
                                                       ---------        -------
         Total deferred income tax assets                 53,512         56,204
                                                        --------         ------

    Deferred income tax liabilities:
    Deferred policy acquisition costs                     52,908         63,630
    Investments                                           23,803         28,175
                                                        --------         ------
         Total deferred income tax liabilities            76,711         91,805
                                                         -------       --------
         Net deferred income tax liabilities             $23,199        $35,601
                                                         =======        =======

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $45,716 and $17,392 as of December 31, 1998 and 1997, respectively. In addition, dividends in excess of $37,902 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                        1998              1997             1996
                                      ---------         ---------       -------
    Statutory net income               $ 37,902        $   23,589       $ 9,138
    Statutory stockholder's equity      330,588           302,264       250,975

5.   Related party transactions

     On December 31, 1998, the Company purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,651 and $8,400 at December 31, 1998 and 1997, respectively. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $28,482, $24,535 and $17,936 for the years ended December 31, 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is the parent's cost of funds, established by reference to various indices plus 20 to 45 basis points, depending on the term.There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

7.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:

                                                  Notional         Carrying            Fair         Total Credit
    December 31, 1998                              Amount            Amount            Value          Exposure
    -----------------                              ------            ------           -----          --------
      Assets:
        Interest rate caps                       $   900,000         $  5,452         $  1,518          $  1,518
        Interest rate floors                       1,000,000            6,651           17,798            17,798
        Interest rate swaps                        1,000,000               --               --                --
                                                                -------------     ------------     -------------
                                                                      $12,103          $19,316           $19,316
                                                           =          =======          =======           =======


7.   Derivative financial instruments (continued)

                                                  Notional         Carrying            Fair         Total Credit
    December 31, 1997                              Amount            Amount            Value           Exposure
    -----------------                              ------            ------            -----           --------
      Assets:
        Interest rate caps                       $   900,000         $  7,624         $  5,340          $  5,340
        Interest rate floors                       1,000,000            8,400            8,400             8,400
        Interest rate swaps                        1,000,000               --               --                --
                                                                -------------     ------------      ------------
                                                                      $16,024          $13,740           $13,740
                                                                      =======          =======           =======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2000 to 2003.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                December 31,
                                                                1998                              1997
                                                               --------                        --------
                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                  $1,081,193      $1,126,732      $1,186,682      $1,223,108
       Available for sale                                 2,594,858       2,594,858       2,685,799       2,685,799
    Mortgage loans on real estate (Note 2)                  815,806         874,064         738,052         775,869
    Derivative financial instruments (Note 7)                12,103          19,316          16,024          13,740
    Separate account assets (Note 1)                        123,185         123,185          62,087          62,087

    Financial Liabilities
    Future policy benefits for fixed annuities           $4,152,059      $4,000,789      $4,330,173      $4,152,471
    Separate account liabilities                            123,185         115,879          62,087          58,116


     At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $14,793 and $13,040, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997.

     The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

9.   Commitments and contingencies

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes.IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

Table of Contents of the Statement of Additional Information

Performance Information                                                p.  3
Calculating Annuity Payouts                                            p. 13
Rating Agencies                                                        p. 15
Principal Underwriter                                                  p. 15

Please check the box to receive a copy of the Statement of Additional Information for:


-- Wells Fargo AdvantageSM Credit Variable Annuity

-- American ExpressR Variable Portfolio Funds

-- AIM Variable Insurance Funds, Inc.
-- The Dreyfus Socially Responsible Growth Fund, Inc.
-- Franklin Templeton Variable Insurance Products Trust
-- Goldman Sachs Variable Insurance Trust (VIT)
-- MFS(R) Variable Insurance TrustSM
-- Putnam Variable Trust
-- Wells Fargo Variable Trust Funds

Mail your request to:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-534

We will mail your request to:

Your name _____________________________________________
Address _______________________________________________
City _____________________ State _________ Zip ________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                    WELLS FARGO ADVANTAGESM VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account


                                Nov. 23, 1999


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
800-333-3437

                                TABLE OF CONTENTS

Performance Information....................................................p.  3

Calculating Annuity Payouts................................................p. 15

Rating Agencies............................................................p. 17

Principal Underwriter......................................................p. 17

Independent Auditors.......................................................p. 17

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                                   P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not.
Past performance does not guarantee future results.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA4           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR4           Capital Resource Fund (10/81)**               22.27   14.82     14.09       13.82
WDEI4           Diversified Equity Income Fund+                --       --       --           --
WEXI4           Extra Income Fund (5/96)                     -14.23     --       --         -4.77
WFDI4           Federal Income Fund+                           --       --       --           --
WNDM4           New Dimensions Fund (5/96)                    26.73     --       --         22.43
WSCA4           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP4           Capital Appreciation Fund (5/93)               9.53   14.91      --         16.64
WVAL4           Value Fund (5/93)                             22.40   19.39      --         19.76

             Dreyfus
WSRG4           The Dreyfus Socially Responsible Growth       19.48   20.15      --         20.93
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE4           Franklin Income Securities Fund - Class 2      0.11    7.09      --          9.56
                (1/89)***
WMSS4           Mutual Shares Securities Fund - Class 2       -1.45     --       --          7.96
                (11/96)***
WRES4           Franklin Real Estate Fund - Class 2          -18.08    8.39      --          8.65
                (1/89)***
WSMC4           Franklin Small Cap Fund - Class 2 (11/95)***  -2.48     --       --         14.31

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE4           CORESM U.S. Equity Fund (2/98)                 --       --       --         13.10
WGLI4           Global Income Fund (1/98)                      --       --       --          6.71
WMCV4           Mid Cap Value Fund (4/98)                      --       --       --        -14.47

             MFS Investment Management(R)
WGIS4           Growth with Income Series (10/95)             20.50     --       --         24.05
WUTS4           Utilities Series (1/95)                       16.31     --       --         23.53

             PUTNAM VARIABLE TRUST
WIGR4           Putnam VT International Growth Fund -         16.70     --       --         15.53
                Class IB Shares (1/97)++
WVIS4           Putnam VT Vista Fund - Class IB Shares        17.71     --       --         19.60
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL4           Asset Allocation Fund (4/94)                  13.41     --       --          9.56
WCBD4           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI4           Equity Income Fund (5/96)                     16.66     --       --         19.04
WEQV4           Equity Value Fund (5/98)                       --       --       --          4.76
WGRO4           Growth Fund (4/94)                            26.92     --       --         19.59
WLCG4           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK4           Money Market Fund (5/94)                       3.20     --       --          3.33
WSCG4           Small Cap Growth Fund (5/95)                 -15.80     --       --          8.74


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class
IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA4           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR4           Capital Resource Fund (10/81)**               14.27   14.59     14.09       13.82
WDEI4           Diversified Equity Income Fund+                --       --       --           --
WEXI4           Extra Income Fund (5/96)                     -19.89     --       --         -6.56
WFDI4           Federal Income Fund+                           --       --       --           --
WNDM4           New Dimensions Fund (5/96)                    18.73     --       --         20.81
WSCA4           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP4           Capital Appreciation Fund (5/93)               9.53   15.25      --         16.98
WVAL4           Value Fund (5/93)                             22.40   19.69      --         20.06

             Dreyfus
WSRG4           The Dreyfus Socially Responsible Growth       19.48   20.44      --         21.28
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE4           Franklin Income Securities Fund - Class 2     -6.70    6.79      --          9.56
                (1/89)***
WMSS4           Mutual Shares Securities Fund - Class 2       -8.13     --       --          5.39
                (11/96)***
WRES4           Franklin Real Estate Fund - Class 2          -23.45    8.10      --          8.65
                (1/89)***
WSMC4           Franklin Small Cap Fund - Class 2 (11/95)***  -9.09     --       --         13.32

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE4           CORESM U.S. Equity Fund (2/98)                 --       --       --          5.25
WGLI4           Global Income Fund (1/98)                      --       --       --         -0.63
WMCV4           Mid Cap Value Fund (4/98)                      --       --       --        -20.11

             MFS Investment Management(R)
WGIS4           Growth with Income Series (10/95)             12.50     --       --         23.28
WUTS4           Utilities Series (1/95)                        8.31      --       --        23.00

             PUTNAM VARIABLE TRUST
WIGR4           Putnam VT International Growth Fund -          8.70      --       --        12.01
                Class IB Shares (1/97)++
WVIS4           Putnam VT Vista Fund - Class IB Shares         9.71      --       --        16.20
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL4           Asset Allocation Fund (4/94)                   5.54     --       --           9.25
WCBD4           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI4           Equity Income Fund (5/96)                      8.66     --       --          17.33
WEQV4           Equity Value Fund (5/98)                       --       --       --         -11.18
WGRO4           Growth Fund (4/94)                            18.92     --       --          19.37
WLCG4           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK4           Money Market Fund (5/94)                      -3.86     --       --           2.95
WSCG4           Small Cap Growth Fund (5/95)                 -21.33     --       --           7.84


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA2           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR2           Capital Resource Fund (10/81)**               22.03   14.59     13.86       13.60
WDEI2           Diversified Equity Income Fund+                --       --       --           --
WEXI2           Extra Income Fund (5/96)                     -14.41     --       --         -4.96
WFDI2           Federal Income Fund+                           --       --       --           --
WNDM2           New Dimensions Fund (5/96)                    26.48     --       --         22.20
WSCA2           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP2           Capital Appreciation Fund (5/93)              17.30   15.25      --         16.75
WVAL2           Value Fund (5/93)                             30.14   19.64      --         19.82

             Dreyfus
WSRG2           The Dreyfus Socially Responsible Growth       27.23   20.39      --         21.04
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE2           Franklin Income Securities Fund - Class 2     -0.09    6.88      --          9.34
                (1/89)***
WMSS2           Mutual Shares Securities Fund - Class 2       -1.65     --       --          7.74
                (11/96)***
WRES2           Franklin Real Estate Fund - Class 2          -18.27    8.17      --          8.44
                (1/89)***
WSMC2           Franklin Small Cap Fund - Class 2 (11/95)***  -2.68     --       --         14.09

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE2           CORESM U.S. Equity Fund (2/98)                 --       --       --         12.90
WGLI2           Global Income Fund (1/98)                      --       --       --          6.50
WMCV2           Mid Cap Value Fund (4/98)                      --       --       --        -14.58

             MFS Investment Management(R)
WGIS2           Growth with Income Series (10/95)             20.26     --       --         23.81
WUTS2           Utilities Series (1/95)                       16.08     --       --         23.29

             PUTNAM VARIABLE TRUST
WIGR2           Putnam VT International Growth Fund -         16.47     --       --         15.30
                Class IB Shares (1/97)++
WVIS2           Putnam VT Vista Fund - Class IB Shares        17.48     --       --         19.36
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL2           Asset Allocation Fund (4/94)                  13.19     --       --          9.34
WCBD2           Corporate Bond Fund (9/99)+                     --      --       --           --
WEQI2           Equity Income Fund (5/96)                     16.43     --       --         18.80
WEQV2           Equity Value Fund (5/98)                        --      --       --         -4.89
WGRO2           Growth Fund (4/94)                            26.67     --       --         19.36
WLCG2           Large Company Growth Fund (9/99)+               --      --       --           --
WMMK2           Money Market Fund (5/94)                       2.99     --       --          3.12
WSCG2           Small Cap Growth Fund (5/95)                 -15.97     --       --          8.52


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA2           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR2           Capital Resource Fund (10/81)**               13.66   14.29     13.86       13.58
WDEI2           Diversified Equity Income Fund+                --       --       --           --
WEXI2           Extra Income Fund (5/96)                     -20.35     --       --         -6.89
WFDI2           Federal Income Fund+                           --       --       --           --
WNDM2           New Dimensions Fund (5/96)                    18.10     --       --         20.43
WSCA2           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP2           Capital Appreciation Fund (5/93)               8.95   14.95      --         16.68
WVAL2           Value Fund (5/93)                             21.75   19.37      --         19.76

             Dreyfus
WSRG2           The Dreyfus Socially Responsible Growth       18.85   20.13      --         20.97
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE2           Franklin Income Securities Fund - Class 2     -7.18    6.50      --          9.31
                (1/89)***
WMSS2           Mutual Shares Securities Fund - Class 2       -8.62     --       --          5.01
                (11/96)***
WRES2           Franklin Real Estate Fund - Class 2          -23.91    7.80      --          8.40
                (1/89)***
WSMC2           Franklin Small Cap Fund - Class 2 (11/95)***  -9.57     --       --         12.98

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE2           CORESM U.S. Equity Fund (2/98)                 --       --       --           4.73
WGLI2           Global Income Fund (1/98)                      --       --       --          -1.14
WMCV2           Mid Cap Value Fund (4/98)                      --       --       --         -20.52

             MFS Investment Management(R)
WGIS2           Growth with Income Series (10/95)             11.89     --       --         22.91
WUTS2           Utilities Series (1/95)                        7.73     --       --         22.66

             PUTNAM VARIABLE TRUST
WIGR2           Putnam VT International Growth Fund -         8.12      --       --         11.59
                Class IB Shares (1/97)++
WVIS2           Putnam VT Vista Fund - Class IB Shares        9.12      --       --         15.77
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL2           Asset Allocation Fund (4/94)                   4.99     --       --          8.96
WCBD2           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI2           Equity Income Fund (5/96)                      8.08     --       --         16.95
WEQV2           Equity Value Fund (5/98)                       --       --       --         11.61
WGRO2           Growth Fund (4/94)                            18.29     --       --         19.06
WLCG2           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK2           Money Market Fund (5/94)                      -4.36     --       --          2.67
WSCG2           Small Cap Growth Fund (5/95)                 -21.79     --       --          7.51


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA7           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR7           Capital Resource Fund (10/81)**               22.57   15.10     14.37       14.11
WDEI7           Diversified Equity Income Fund+                --       --       --           --
WEXI7           Extra Income Fund (5/96)                     -14.01     --       --         -4.53
WFDI7           Federal Income Fund+                           --       --       --           --
WNDM7           New Dimensions Fund (5/96)                    27.04     --       --         22.73
WSCA7           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP7           Capital Appreciation Fund (5/93)              17.83   15.77      --         17.27
WVAL7           Value Fund (5/93)                             30.73   20.18      --         20.36

             Dreyfus
WSRG7           The Dreyfus Socially Responsible Growth       27.79   20.93      --         21.57
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE7           Franklin Income Securities Fund - Class 2      0.36     7.36     --          9.84
                (1/89)***
WMSS7           Mutual Shares Securities Fund - Class 2       -1.20     --       --          8.23
                (11/96)***
WRES7           Franklin Real Estate Fund - Class 2          -17.89    8.66      --          8.92
                (1/89)***
WSMC7           Franklin Small Cap Fund - Class 2 (11/95)***  -2.24     --       --         14.60

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE7           CORESM U.S. Equity Fund (2/98)                 --       --       --         13.34
WGLI7           Global Income Fund (1/98)                      --       --       --          6.97
WMCV7           Mid Cap Value Fund (4/98)                      --       --       --        -14.32

             MFS Investment Management(R)
WGIS7           Growth with Income Series (10/95)             20.80     --       --         24.36
WUTS7           Utilities Series (1/95)                       16.60     --       --         23.83

             PUTNAM VARIABLE TRUST
WIGR7           Putnam VT International Growth Fund -         16.99     --       --         15.82
                Class IB Shares (1/97)++
WVIS7           Putnam VT Vista Fund - Class IB Shares        18.00     --       --         19.90
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL7           Asset Allocation Fund (4/94)                  13.69     --       --          9.83
WCBD7           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI7           Equity Income Fund (5/96)                     16.95     --       --         19.33
WEQV7           Equity Value Fund (5/98)                       --       --       --         -4.60
WGRO7           Growth Fund (4/94)                            27.23     --       --         19.89
WLCG7           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK7           Money Market Fund (5/94)                       3.45     --       --          3.59
WSCG7           Small Cap Growth Fund (5/95)                 -15.58     --       --          9.01


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA7           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR7           Capital Resource Fund (10/81)**               14.57   14.53     14.37       14.11
WDEI7           Diversified Equity Income Fund+                --       --       --           --
WEXI7           Extra Income Fund (5/96)                     -19.69     --       --         -6.63
WFDI7           Federal Income Fund+                           --       --       --           --
WNDM7           New Dimensions Fund (5/96)                    19.04     --       --         20.84
WSCA7           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP7           Capital Appreciation Fund (5/93)               9.83   15.20      --         16.93
WVAL7           Value Fund (5/93)                             22.73   19.70      --         20.06

             Dreyfus
WSRG7           The Dreyfus Socially Responsible Growth       19.79   20.46      --         21.24
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE7           Franklin Income Securities Fund - Class 2     -6.47    6.60      --          9.84
                (1/89)***
WMSS7           Mutual Shares Securities Fund - Class 2       -7.91     --       --          5.23
                (11/96)***
WRES7           Franklin Real Estate Fund - Class 2          -23.26    7.93      --          8.92
                (1/89)***
WSMC7           Franklin Small Cap Fund - Class 2 (11/95)***  -8.86     --       --         13.11

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE7           CORESM U.S. Equity Fund (2/98)                 --       --       --          5.48
WGLI7           Global Income Fund (1/98)                      --       --       --         -0.39
WMCV7           Mid Cap Value Fund (4/98)                      --       --       --        -19.98

             MFS Investment Management(R)
WGIS7           Growth with Income Series (10/95)             12.80     --       --         23.21
WUTS7           Utilities Series (1/95)                        8.60     --       --         23.04

             PUTNAM VARIABLE TRUST
WIGR7           Putnam VT International Growth Fund -          8.99     --       --         12.30
                Class IB Shares (1/97)++
WVIS7           Putnam VT Vista Fund - Class IB Shares        10.00     --       --         16.50
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL7           Asset Allocation Fund (4/94)                   5.80      --       --          9.07
WCBD7           Corporate Bond Fund (9/99)+                     --       --       --           --
WEQI7           Equity Income Fund (5/96)                      8.95      --       --         17.34
WEQV7           Equity Value Fund (5/98)                        --       --       --        -11.03
WGRO7           Growth Fund (4/94)                            19.23      --       --         19.34
WLCG7           Large Company Growth Fund (9/99)+               --       --       --           --
WMMK7           Money Market Fund (5/94)                      -3.62      --       --          2.62
WSCG7           Small Cap Growth Fund (5/95)                 -21.14      --       --          7.67


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998

                                                         Performance Since
                                                            Commencement                  Performance Since
                                                         of the Subaccount            Commencement of the Fund*
                                                                   Since                                      Since
Subaccount   Investing In:                             1 Year   Commencement   1 Year  5 Years  10 Years   Commencement
----------   -------------                             ------   ------------   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA5           Blue Chip Advantage Fund+                --%         --%         --%      --%      --%          --%
ECR             Capital Resource Fund (2/95;10/81)**    22.33      18.21       22.33    14.81     14.05       13.78
WDEI5           Diversified Equity Income Fund+          --          --          --       --       --           --
EIA             Extra Income Fund (--;5/96)              --          --       -14.19      --       --         -4.72
WFDI5           Federal Income Fund+                     --          --          --       --       --           --
EGD             New Dimensions Fund (10/97;5/96)        26.79      26.83       26.79      --       --         22.47
WSCA5           Small Cap Advantage Fund +               --          --          --       --       --           --

             AIM V.I.
ECA             Capital Appreciation Fund (--;5/93)      --          --        17.59    15.53      --         17.04
EVA             Value Fund (10/97;5/93)                 30.50      28.59       30.50    19.89      --         20.06

             Dreyfus                                     --          --
ESR             The Dreyfus Socially Responsible         --          --        27.54    20.63      --         20.69
                Growth Fund, Inc. (--;10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE5           Franklin Income Securities Fund -        --          --         0.16     7.15      --          9.62
                Class 2
                (--;1/89)***
EMU             Mutual Shares Securities Fund -          --          --        -1.40      --       --          8.01
                Class 2 (--;11/96)***
ERE             Franklin Real Estate Fund -              --          --       -18.06     8.43      --          8.70
                Class 2 (--;1/89)***
WSMC5           Franklin Small Cap Fund - Class 2        --          --        -2.43      --       --         14.37
                (;11/95)***

             GOLDMAN SACHS Variable Insurance Trust
             (VIT)
JUS             CORESM U.S. Equity Fund (--;2/98)        --          --          --       --       --         13.15
JGL             Global Income Fund (--;1/98)             --          --          --       --       --          6.76
JMC             Mid Cap Value Fund (--;4/98)             --          --          --       --       --        -14.44

             MFS Investment Management(R)
WGIS5           Growth with Income Series (--;10/95)     --          --        20.56      --       --         24.11
EUT             Utilities Series (--;1/95)               --          --        16.37      --       --         23.59

             PUTNAM VARIABLE TRUST                       --          --
EPL             Putnam VT International Growth Fund -    --          --        16.75      --       --         15.59
                Class IB Shares (--;1/97)++
EPT             Putnam VT Vista Fund -                   --          --        17.77      --       --         19.66
                Class IB Shares (--;1/97)++


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the subaccount; commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998 (continued)

                                                         Performance Since
                                                            Commencement                  Performance Since
                                                         of the Subaccount            Commencement of the Fund*
                                                                   Since                                      Since
Subaccount   Investing In:                             1 Year   Commencement   1 Year  5 Years  10 Years   Commencement
----------   -------------                             ------   ------------   ------  -------  --------   ------------
             WELLS FARGO VARIABLE TRUST
WAAL5           Asset Allocation Fund (--;4/94)**        --          --        13.47      --       --          9.61
WCBD5           Corporate Bond Fund (--;9/99)+           --          --          --       --       --           --
WEQI5           Equity Income Fund (--;5/96)             --          --        16.72      --       --         19.10
WEQV5           Equity Value Fund (--;5/98)              --          --          --       --       --         -4.73
WGRO5           Growth Fund (--;4/94)                    --          --        26.98      --       --         19.65
WLCG5           Large Company Growth Fund (--;9/99)+     --          --          --       --       --           --
WMMK5           Money Market Fund (--;5/94)              --          --         3.25      --       --          3.38
WSCG5           Small Cap Growth Fund (--;5/95)          --          --       -15.75      --       --          8.79


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the subaccount; commencement date of the Fund)

Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998

                                                         Performance Since
                                                            Commencement                  Performance Since
                                                         of the Subaccount            Commencement of the Fund*
                                                                   Since                                     Since
Subaccount   Investing In:                             1 Year   Commencement  1 Year  5 Years  10 Years   Commencement
----------   -------------                             ------   ------------  ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA5           Blue Chip Advantage Fund+                --%         --%        --%      --%      --%          --%
ECR             Capital Resource Fund (2/95;10/81)**    13.96      17.21       13.96   14.16    14.05        13.76
WDEI5           Diversified Equity Income Fund+          --          --         --       --       --           --
EIA             Extra Income Fund (--;5/96)              --          --       -20.15     --       --         -6.96
WFDI5           Federal Income Fund+                     --          --         --       --       --           --
EGD             New Dimensions Fund (10/97;5/96)        18.41      19.99       18.41     --       --         20.43
WSCA5           Small Cap Advantage Fund +               --          --         --       --       --           --

             AIM V.I.
ECA             Capital Appreciation Fund (--;5/93)      --          --        9.24    14.90      --         16.63
EVA             Value Fund (10/97;5/93)                 22.11      21.75       22.11   19.33      --         19.69

             Dreyfus
ESR             The Dreyfus Socially Responsible         --          --        19.16   20.14      --         20.92
                Growth Fund, Inc. (--;10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE5           Franklin Income Securities Fund -        --          --        -6.95    6.31      --          9.58
                Class 2
                (--;1/89)***
EMU             Mutual Shares Securities Fund -          --          --        -8.39     --       --          4.85
                Class 2 (--;11/96)***
ERE             Franklin Real Estate Fund -              --          --       -23.71    7.61      --          8.66
                Class 2 (--;1/89)***
WSMC5           Franklin Small Cap Fund - Class 2        --          --        -9.34     --       --         12.77
                (;11/95)***

             GOLDMAN SACHS Variable Insurance Trust
             (VIT)
JUS             CORESM U.S. Equity Fund (--;2/98)        --          --         --       --       --           4.95
JGL             Global Income Fund (--;1/98)             --          --         --       --       --          -0.90
JMC             Mid Cap Value Fund (--;4/98)             --          --         --       --       --         -20.39

             MFS Investment Management(R)
WGIS5           Growth with Income Series (--;10/95)     --          --        12.19     --       --         22.84
EUT             Utilities Series (--;1/95)               --          --         8.02     --       --         22.69

             PUTNAM VARIABLE TRUST
EPL             Putnam VT International Growth Fund -    --          --         8.40     --       --         11.89
                Class IB Shares (--;1/97)++
EPT             Putnam VT Vista Fund -                   --          --         9.41     --       --         16.07
                Class IB Shares (--;1/97)++

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
+Fund had not commenced  operations  as  of  Dec.  31,  1998.
**(Commencement  date  of  the subaccount; commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998 (continued)

                                                         Performance Since
                                                            Commencement                  Performance Since
                                                         of the Subaccount            Commencement of the Fund*
                                                                   Since                                     Since
Subaccount   Investing In:                             1 Year   Commencement  1 Year  5 Years  10 Years   Commencement
----------   -------------                             ------   ------------  ------  -------  --------   ------------
             WELLS FARGO VARIABLE TRUST
WAAL5           Asset Allocation Fund (--;4/94)**        --          --         5.25     --       --          8.78
WCBD5           Corporate Bond Fund (--;9/99)+           --          --          --      --       --            --
WEQI5           Equity Income Fund (--;5/96)             --          --         8.37     --       --         16.96
WEQV5           Equity Value Fund (--;5/98)              --          --          --      --       --         -11.46
WGRO5           Growth Fund (--;4/94)                    --          --        18.60     --       --          19.03
WLCG5           Large Company Growth Fund (--;9/99)+     --          --          --      --       --            --
WMMK5           Money Market Fund (--;5/94)              --          --        -4.12     --       --           2.34
WSCG5           Small Cap Growth Fund (--;5/95)          --          --       -21.59     --       --           7.33


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
+Fund had not commenced  operations  as  of  Dec.  31,  1998.
**(Commencement  date  of  the subaccount; commencement date of the Fund)

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                                      ERV - P
                                                         P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Seven-Day Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period; and
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o    the  effect  of  any  applicable  withdrawal  charge,  or
o    any  realized  or unrealized gains or losses.


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where:                a =  dividends and investment income earned during the
                           period
                      b =  expenses accrued for the period (net of
                           reimbursements)
                      c =  the  average  daily  number of  accumulation  units
                           outstanding during the period that were entitled to receive dividends
                      d =  the maximum offering price per accumulation unit on
                           the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any withdrawal charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts EVA, ECR and EGD) as of December 31, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for subaccounts EVA and EGD which are for the year ended December 31, 1998 and for the period October 30, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account at December 31, 1998, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP
    Ernst & Young LLP
    Minneapolis, Minnesota
    March 12, 1999



American Enterprise Variable Annuity Account

Notes to Financial Statements

1. Organization

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                            Investment Manager
EVA              AIM V.I. Value Fund                                         A I M Advisors, Inc.
ECR              AXPSM Variable Portfolio - Capital Resource Fund            IDS Life Insurance Company 1
EGD              AXPSM Variable Portfolio -  New Dimensions Fund             IDS Life Insurance Company 1

1 American Express Financial Corporation (AEFC) is the investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. Summary of Significant Accounting Policies

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. Mortality and Expense Risk Fee

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. Administrative Charge

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. Contract Administrative Charge

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. Withdrawal Charge

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $199,062 in 1998 and $79,195 in 1997. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount   Investment                                          Shares     NAV
EVA          AIM V.I. Value Fund                                 91,112  $26.25
ECR          AXPSM Variable Portfolio - Capital Resource Fund   301,499   32.65
EGD          AXPSM Variable Portfolio - New Dimensions Fund      83,670   17.52


8. Investment Transactions

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                         Year ended Dec. 31,
Subaccount       Investment                                             1998            1997
EVA1             AIM V.I. Value Fund                                 $2,077,208      $   68,804
ECR              AXPSM Variable Portfolio - Capital Resource Fund     3,205,569       2,325,297
EGD1             AXPSM Variable Portfolio - New Dimensions Fund       1,222,554          70,723
                 Combined Variable Account                           $6,505,331      $2,464,824

1 Operations commenced on Oct. 30, 1997.

9. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Variable Account. All of the major systems used by the American
Enterprise Life and by the Variable Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise
Life's and the Variable Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year
2000 issue. Steps have been taken to resolve potential problems including modification to existing software and the purchase of new software. AEFC's target date for substantially completing its program of corrective measures on internal business critical systems was Dec. 31, 1998. As of June 30, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Enterprise Life's and the Variable Account's operations continues to be evaluated. The failure of external parties to resolve their own Year 2000 issues in a timely manner could result in a material financial risk to AEFC, American Enterprise Life or the Variable Account.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.


American Enterprise Variable Annuity Account

Statements of Net Assets                                                                         Dec. 31, 1998

                                                               Segregated Asset Subaccounts           Combined
                                                                                                      Variable
Assets                                                        EVA         ECR          EGD             Account
Investments in shares of mutual funds:
   at cost                                                 $2,129,905   $8,367,712  $1,273,181    $ 11,770,798
                                                           ----------   ----------  ----------    ------------
   at market value                                         $2,391,678   $9,845,123  $1,465,483    $ 13,702,284
Accounts receivable from American Enterprise Life for
contract purchase payments                                      1,237       12,759       6,154          20,150
                                                                -----       ------       -----          ------
Total assets                                                2,392,915    9,857,882   1,471,637      13,722,434
                                                            ---------    ---------   ---------      ----------

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                  2,413       10,405       1,513          14,331
Issue and administrative fee                                      290        1,249         182           1,721
Payable to mutual funds
for investments purchased                                       1,237        1,105       4,459           6,801
                                                                -----        -----       -----           -----
Total liabilities                                               3,940       12,759       6,154          22,853
                                                                -----       ------       -----          ------
Net assets applicable to contracts in
accumulation period                                         2,388,975    9,839,380   1,465,483      13,693,838
Net assets applicable to contracts in
payment period                                                      -        5,743           -           5,743
                                                                 ----        -----        ----           -----
Total net assets                                           $2,388,975   $9,845,123  $1,465,483
                                                           ==========   ==========  ==========
Accumulation units outstanding                              1,778,901    5,163,185   1,108,323
                                                            ---------    ---------   ---------
Net asset value per accumulation unit                          $ 1.34       $ 1.91      $ 1.32
                                                               ------       ------      ------
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

Statements of Operations                                                              Year ended Dec. 31, 1998

                                                                Segregated Asset Subaccounts          Combined
                                                                                                      Variable
Investment income                                               EVA         ECR          EGD           Account
Dividend income from mutual funds                            $104,609   $  704,897   $   4,537      $ 814,043
                                                             --------   ----------   ---------      ---------
Expenses:
Mortality and expense risk fee                                 12,205       95,285       8,135         115,625
Administrative charge                                           1,464       11,434         976          13,874
                                                                -----       ------         ---          ------
Total expenses                                                 13,669      106,719       9,111         129,499
                                                               ------      -------       -----         -------
Investment income (loss) - net                                 90,940      598,178      (4,574)        684,544
                                                               ------      -------      ------         -------

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales                                            16,585      297,921      20,854         335,360
Cost of investments sold                                       16,107      266,065      20,096         302,268
                                                               ------      -------      ------         -------
Net realized gain (loss) on investments                           478       31,856         758          33,092
Net change in unrealized appreciation or
depreciation of investments                                   262,764      957,259     190,924       1,410,947
                                                              -------      -------     -------       ---------
Net gain (loss) on investments                                263,242      989,115     191,682       1,444,039
                                                              -------      -------     -------       ---------
Net increase (decrease) in net assets
resulting from operations                                    $354,182   $1,587,293   $ 187,108      $2,128,583
                                                             ========   ==========   =========      ==========

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account

Statements of Changes in Net Assets                                                   Year ended Dec. 31, 1998

                                                               Segregated Asset Subaccounts           Combined
                                                                                                      Variable
Operations                                                      EVA         ECR          EGD           Account
Investment income (loss) - net                             $   90,940   $  598,178  $   (4,574)   $    684,544
Net realized gain (loss) on investments                           478       31,856         758          33,092
Net change in unrealized appreciation or
depreciation of investments                                   262,764      957,259     190,924       1,410,947
                                                              -------      -------     -------       ---------
Net increase (decrease) in net assets
resulting from operations                                     354,182    1,587,293     187,108       2,128,583
                                                              -------    ---------     -------       ---------
Contract transactions
Contract purchase payments                                  1,616,894    3,114,006   1,111,110       5,842,010
Net transfers*                                                381,890     (245,243)    126,930         263,577
Annuity payments                                                    -         (385)          -            (385)
Contract terminations:
Surrender benefits and contract charges                       (25,796)    (529,563)    (25,802)       (581,161)
Death benefits                                                 (5,952)     (21,950)     (5,911)        (33,813)
                                                               ------      -------      ------         -------
Increase (decrease) from contract transactions              1,967,036    2,316,865   1,206,327       5,490,228
                                                            ---------    ---------   ---------       ---------
Net assets at beginning of year                                67,757    5,940,965      72,048       6,080,770
                                                               ------    ---------      ------       ---------
Net assets at end of year                                  $2,388,975   $9,845,123  $1,465,483    $ 13,699,581
                                                           ==========   ==========  ==========    ============

Accumulation unit activity
Units outstanding at beginning of year                         65,875    3,812,754      68,572
Contracts purchase payments                                 1,418,576    1,848,700     965,321
Net transfers*                                                327,920     (146,994)    108,613
Contract terminations:
Surrender benefits and contract charges                       (28,544)    (338,414)    (29,255)
Death benefits                                                 (4,926)     (12,861)     (4,928)
                                                               ------      -------      ------
Units outstanding at end of year                            1,778,901    5,163,185   1,108,323
                                                            ---------    ---------   ---------

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account

Statements of Changes in Net Assets                                                    Year ended Dec. 31, 1997

                                                                Segragated Asset Subaccount            Combined
                                                                                                       Variable
Operations                                                   EVA*           ECR          EGD*           Account
Investment income (loss) - net                            $  1,408    $   89,908      $    (27)     $    91,289
Net realized gain (loss) on investments                          -         8,855             -            8,855
Net change in unrealized appreciation or
depreciation of investments                                   (991)      780,121         1,378          780,508
                                                              ----       -------         -----          -------
Net increase (decrease) in net assets
resulting from operations                                      417       878,884         1,351          880,652
                                                               ---       -------         -----          -------
Contract transactions
Contract purchase payments                                  66,156     2,409,335        70,697        2,546,188
Net transfers**                                              1,184       (33,041)            -          (31,857)
Annuity payments                                                 -          (138)            -             (138)
Contract terminations:
Surrender benefits and contract charges                          -      (297,350)            -         (297,350)
Death benefits                                                   -        (5,701)            -           (5,701)
                                                              ----        ------         -----           ------
Increase (decrease) from contract transactions              67,340     2,073,105        70,697        2,211,142
                                                            ------     ---------        ------        ---------
Net assets at beginning of year                                  -     2,988,976             -        2,988,976
                                                              ----     ---------          ----        ---------
Net assets at end of year                                 $ 67,757    $5,940,965      $ 72,048      $ 6,080,770
                                                          --------    ----------      --------      -----------

Accumulation unit activity
Units outstanding at beginning of year                           -     2,350,045             -
Contract purchase payments                                  64,716     1,696,748        68,572
Net transfers**                                              1,159       (18,567)            -
Contract terminations:
Surrender benefits  and contract charges                         -      (211,339)            -
Death benefits                                                   -        (4,133)            -
                                                              ----        ------         -----
Units outstanding at end of year                            65,875     3,812,754        68,572
                                                            ------     ---------        ------

 *For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
  American  Enterprise Life's fixed account.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                 WELLS FARGO ADVANTAGESM CREDIT VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account


                                Nov. 23, 1999


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
800-333-3437

                                TABLE OF CONTENTS

Performance Information....................................................p. 3

Calculating Annuity Payouts................................................p. 13

Rating Agencies............................................................p. 15

Principal Underwriter......................................................p. 15

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                                   P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Currently, we do not show any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Past performance does not guarantee future results.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA3           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR3           Capital Resource Fund (10/81)**               22.21   14.76     14.03       13.77
WDEI3           Diversified Equity Income Fund+                --       --       --           --
WEXI3           Extra Income Fund (5/96)                     -14.28     --       --         -4.82
WFDI3           Federal Income Fund+                           --       --       --           --
WNDM3           New Dimensions Fund (5/96)                    18.66     --       --         20.45
WSCA3           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP3           Capital Appreciation Fund (5/93)               9.48    14.50     --         16.40
WVAL3           Value Fund (5/93)                             22.34   19.04      --         19.55

             Dreyfus
WSRG3           The Dreyfus Socially Responsible Growth       19.42   19.80      --         20.70
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE3           Franklin Income Securities Fund - Class 2      0.06    7.04      --          9.51
                (1/89)***
WMSS3           Mutual Shares Securities Fund - Class 2       -1.50     --       --          7.90
                (11/96)***
WRES3           Franklin Real Estate Fund - Class 2          -18.14    8.33      --          8.60
                (1/89)***
WSMC3           Franklin Small Cap Fund - Class 2 (11/95)***  -2.53     --       --         14.26

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE3           CORESM U.S. Equity Fund (2/98)                 --       --       --         13.05
WGLI3           Global Income Fund (1/98)                      --       --       --          6.66
WMCV3           Mid Cap Value Fund (4/98)                      --       --       --        -14.49

             MFS Investment Management(R)
WGIS3           Growth with Income Series (10/95)             20.44     --       --         23.99
WUTS3           Utilities Series (1/95)                       16.25     --       --         23.47

             PUTNAM VARIABLE TRUST
WIGR3           Putnam VT International Growth Fund - Class   16.64     --       --         15.48
                IB Shares (1/97)++
WVIS3           Putnam VT Vista Fund - Class IB Shares        17.65     --       --         19.54
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL3           Asset Allocation Fund (4/94)                  13.35     --       --          9.50
WCBD3           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI3           Equity Income Fund (5/96)                     16.61     --       --         18.98
WEQV3           Equity Value Fund (5/98)                       --       --       --         -4.79
WGRO3           Growth Fund (4/94)                            26.86     --       --         19.53
WLCG3           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK3           Money Market Fund (5/94)                       3.14     --       --          3.28
WSCG3           Small Cap Growth Fund (5/95)                 -15.84     --       --          8.68


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA3           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR3           Capital Resource Fund (10/81)**               14.21   14.30     14.03       13.77
WDEI3           Diversified Equity Income Fund+                --       --       --           --
WEXI3           Extra Income Fund (5/96)                     -19.93     --       --         -7.22
WFDI3           Federal Income Fund+                           --       --       --           --
WNDM3           New Dimensions Fund (5/96)                    18.66     --       --         20.45
WSCA3           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP3           Capital Appreciation Fund (5/93)               9.48   14.96      --         16.75
WVAL3           Value Fund (5/93)                             22.34   19.43      --         19.85

             Dreyfus
WSRG3           The Dreyfus Socially Responsible Growth       19.42   20.19      --         21.04
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE3           Franklin Income Securities Fund - Class 2     -6.75    6.42      --          9.51
                (1/89)***
WMSS3           Mutual Shares Securities Fund - Class 2       -8.18     --       --          4.46
                (11/96)***
WRES3           Franklin Real Estate Fund - Class 2          -23.49    7.75      --          8.60
                (1/89)***
WSMC3           Franklin Small Cap Fund - Class 2 (11/95)***  -9.13     --       --         12.76

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE3           CORESM U.S. Equity Fund (2/98)                 --       --       --          5.20
WGLI3           Global Income Fund (1/98)                      --       --       --         -0.67
WMCV3           Mid Cap Value Fund (4/98)                      --       --       --        -20.13

             MFS Investment Management(R)
WGIS3           Growth with Income Series (10/95)             12.44     --       --         22.83
WUTS3           Utilities Series (1/95)                        8.25     --       --         22.66

             PUTNAM VARIABLE TRUST
WIGR3           Putnam VT International Growth Fund - Class    8.64     --       --         11.95
                IB Shares (1/97)++
WVIS3           Putnam VT Vista Fund - Class IB Shares         9.65     --       --         16.13
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL3           Asset Allocation Fund (4/94)                   5.49     --       --          8.89
WCBD3           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI3           Equity Income Fund (5/96)                      8.61     --       --         19.09
WEQV3           Equity Value Fund (5/98)                       --       --       --        -11.21
WGRO3           Growth Fund (4/94)                            18.86     --       --         16.68
WLCG3           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK3           Money Market Fund (5/94)                      -3.91     --       --          2.51
WSCG3           Small Cap Growth Fund (5/95)                 -21.37     --       --          7.33


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
+Fund had not commenced  operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA1           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR1           Capital Resource Fund (10/81)**               21.97   14.54     13.80       13.54
WDEI1           Diversified Equity Income Fund+                --       --       --           --
WEXI1           Extra Income Fund (5/96)                     -14.45     --       --         -5.01
WFDI1           Federal Income Fund+                           --       --       --           --
WNDM1           New Dimensions Fund (5/96)                    26.42     --       --         22.14
WSCA1           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP1           Capital Appreciation Fund (5/93)              17.24   15.19      --         16.69
WVAL1           Value Fund (5/93)                             30.08   19.58      --         19.76

             Dreyfus
WSRG1           The Dreyfus Socially Responsible Growth       27.16   20.33      --         20.98
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE1           Franklin Income Securities Fund - Class 2     -0.14    6.82      --          9.29
                (1/89)***
WMSS1           Mutual Shares Securities Fund - Class 2       -1.70     --       --          7.69
                (11/96)***
WRES1           Franklin Real Estate Fund - Class 2          -18.31    8.12      --          8.38
                (1/89)***
WSMC1           Franklin Small Cap Fund - Class 2 (11/95)***  -2.73     --       --         14.03

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE1           CORESM U.S. Equity Fund (2/98)                 --       --       --         12.85
WGLI1           Global Income Fund (1/98)                      --       --       --          6.45
WMCV1           Mid Cap Value Fund (4/98)                      --       --       --        -14.61

             MFS Investment Management(R)
WGIS1           Growth with Income Series (10/95)             20.20     --       --         23.74
WUTS1           Utilities Series (1/95)                       16.02     --       --         23.23

             PUTNAM VARIABLE TRUST
WIGR1           Putnam VT International Growth Fund - Class   16.41     --       --         15.25
                IB Shares (1/97)++
WVIS1           Putnam VT Vista Fund - Class IB Shares        17.42     --       --         19.30
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL1           Asset Allocation Fund (4/94)                  13.13     --       --           9.29
WCBD1           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI1           Equity Income Fund (5/96)                      8.38     --       --          16.30
WEQV1           Equity Value Fund (5/98)                       --       --       --         -11.64
WGRO1           Growth Fund (4/94)                            18.61     --       --          18.78
WLCG1           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK1           Money Market Fund (5/94)                       2.94     --       --          3.07
WSCG1           Small Cap Growth Fund (5/95)                 -16.01     --       --          8.47


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
+Fund had not commenced  operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA1           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR1           Capital Resource Fund (10/81)**               13.97   14.00     13.80       13.52
WDEI1           Diversified Equity Income Fund+                --       --       --           --
WEXI1           Extra Income Fund (5/96)                     -20.09     --       --         -7.55
WFDI1           Federal Income Fund+                           --       --       --           --
WNDM1           New Dimensions Fund (5/96)                    18.42     --       --         19.82
WSCA1           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP1           Capital Appreciation Fund (5/93)               9.24   14.66      --         16.45
WVAL1           Value Fund (5/93)                             22.08   19.12      --         19.55

             Dreyfus
WSRG1           The Dreyfus Socially Responsible Growth       19.16   19.88      --         20.73
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE1           Franklin Income Securities Fund - Class 2     -6.93    6.14      --          9.26
                (1/89)***
WMSS1           Mutual Shares Securities Fund - Class 2       -8.36     --       --          4.08
                (11/96)***
WRES1           Franklin Real Estate Fund - Class 2          -23.64    7.44      --          8.34
                (1/89)***
WSMC1           Franklin Small Cap Fund - Class 2 (11/95)***  -9.31     --       --         12.42

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE1           CORESM U.S. Equity Fund (2/98)                 --       --       --          4.68
WGLI1           Global Income Fund (1/98)                      --       --       --         -1.18
WMCV1           Mid Cap Value Fund (4/98)                      --       --       --        -20.55

             MFS Investment Management(R)
WGIS1           Growth with Income Series (10/95)             12.20     --       --         22.46
WUTS1           Utilities Series (1/95)                        8.02     --       --         22.32

             PUTNAM VARIABLE TRUST
WIGR1           Putnam VT International Growth Fund - Class    8.41     --       --         11.53
                IB Shares (1/97)++
WVIS1           Putnam VT Vista Fund - Class IB Shares         9.42     --       --         15.71
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL1           Asset Allocation Fund (4/94)                   5.28     --       --           8.60
WCBD1           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI1           Equity Income Fund (5/96)                      8.38     --       --          16.30
WEQV1           Equity Value Fund (5/98)                       --       --       --         -11.64
WGRO1           Growth Fund (4/94)                            18.61     --       --          18.78
WLCG1           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK1           Money Market Fund (5/94)                      -4.10     --       --           2.23
WSCG1           Small Cap Growth Fund (5/95)                 -21.53     --       --           7.00


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
PBCA1           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR6           Capital Resource Fund (10/81)**               22.51   15.05     14.31       14.05
PDEI1           Diversified Equity Income Fund+                --       --       --           --
PEXI1           Extra Income Fund (5/96)                     -14.06     --       --         -4.58
WFDI6           Federal Income Fund+                           --       --       --           --
PNDM1           New Dimensions Fund (5/96)                    26.98     --       --         22.67
PSCA1           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
PCAP1           Capital Appreciation Fund (5/93)              17.77   15.71      --         17.21
PVAL1           Value Fund (5/93)                             30.66   20.12      --         20.30

             Dreyfus
WSRG6           The Dreyfus Socially Responsible Growth       27.73   20.87      --         21.51
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE1           Franklin Income Securities Fund - Class 2      0.31    7.31      --          9.78
                (1/89)***
WMSS6           Mutual Shares Securities Fund - Class 2       -1.25     --       --          8.17
                (11/96)***
WRES6           Franklin Real Estate Fund - Class 2          -17.93    8.60      --          8.87
                (1/89)***
PSMC1           Franklin Small Cap Fund - Class 2 (11/95)***  -2.29     --       --         14.54

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE6           CORESM U.S. Equity Fund (2/98)                 --       --       --         13.30
WGLI6           Global Income Fund (1/98)                      --       --       --          6.92
WMCV6           Mid Cap Value Fund (4/98)                      --       --       --        -14.35

             MFS Investment Management(R)
PGIS1           Growth with Income Series (10/95)             20.74     --       --         24.30
PUTS1           Utilities Series (1/95)                       16.54     --       --         23.77

             PUTNAM VARIABLE TRUST
PIGR1           Putnam VT International Growth Fund - Class   16.93     --       --         15.76
                IB Shares (1/97)++
PVIS1           Putnam VT Vista Fund - Class IB Shares        17.94     --       --         19.84
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL6           Asset Allocation Fund (4/94)                  13.64     --       --          9.77
WCBD6           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI6           Equity Income Fund (5/96)                     16.90     --       --         19.27
WEQV6           Equity Value Fund (5/98)                       --       --       --         -4.63
WGRO6           Growth Fund (4/94)                            27.17     --       --         19.83
WLCG6           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK6           Money Market Fund (5/94)                       3.40     --       --          3.54
WSCG6           Small Cap Growth Fund (5/95)                 -15.63     --       --          8.96


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
PBCA1           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR6           Capital Resource Fund (10/81)**               14.51   14.12     14.31       14.05
PDEI1           Diversified Equity Income Fund+                --       --       --           --
PEXI1           Extra Income Fund (5/96)                     -19.73     --       --         -6.99
WFDI6           Federal Income Fund+                           --       --       --           --
PNDM1           New Dimensions Fund (5/96)                    18.98     --       --         20.50
PSCA1           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
PCAP1           Capital Appreciation Fund (5/93)               9.77   14.80      --         16.70
PVAL1           Value Fund (5/93)                             22.66   19.34      --         19.85

             Dreyfus
WSRG6           The Dreyfus Socially Responsible Growth       19.73   20.11      --         21.00
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE1           Franklin Income Securities Fund - Class 2     -6.51    6.07      --          9.78
                (1/89)***
WMSS6           Mutual Shares Securities Fund - Class 2       -7.95     --       --          4.73
                (11/96)***
WRES6           Franklin Real Estate Fund - Class 2          -23.30    7.43      --          8.87
                (1/89)***
PSMC1           Franklin Small Cap Fund - Class 2 (11/95)***  -8.90     --       --         12.55

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE6           CORESM U.S. Equity Fund (2/98)                 --       --       --          5.43
WGLI6           Global Income Fund (1/98)                      --       --       --         -0.44
WMCV6           Mid Cap Value Fund (4/98)                      --       --       --        -20.00

             MFS Investment Management(R)
PGIS1           Growth with Income Series (10/95)             12.74     --       --         22.75
PUTS1           Utilities Series (1/95)                        8.54     --       --         22.70

             PUTNAM VARIABLE TRUST
PIGR1           Putnam VT International Growth Fund - Class    8.93     --       --         12.24
                IB Shares (1/97)++
PVIS1           Putnam VT Vista Fund - Class IB Shares         9.94     --       --         16.44
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL6           Asset Allocation Fund (4/94)                   5.74     --       --          8.55
WCBD6           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI6           Equity Income Fund (5/96)                      8.90     --       --         16.99
WEQV6           Equity Value Fund (5/98)                       --       --       --        -11.06
WGRO6           Growth Fund (4/94)                            19.17     --       --         18.95
WLCG6           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK6           Money Market Fund (5/94)                      -3.67     --       --          1.97
WSCG6           Small Cap Growth Fund (5/95)                 -21.18     --       --          7.16


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
+Fund had not commenced  operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA4           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR4           Capital Resource Fund (10/81)**               22.26   14.82     14.09       11.70
WDEI4           Diversified Equity Income Fund+                --       --       --           --
WEXI4           Extra Income Fund (5/96)                     -14.23     --       --         -4.77
WFDI4           Federal Income Fund+                           --       --       --           --
WNDM4           New Dimensions Fund (5/96)                    26.73     --       --         22.43
WSCA4           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP4           Capital Appreciation Fund (5/93)              17.53   15.48      --         16.98
WVAL4           Value Fund (5/93)                             30.40   19.88      --         20.06

             Dreyfus
WSRG4           The Dreyfus Socially Responsible Growth       27.48   20.63      --         21.28
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE4           Franklin Income Securities Fund - Class 2      0.11    7.09      --          9.56
                (1/89)***
WMSS4           Mutual Shares Securities Fund - Class 2       -1.45     --       --          7.96
                (11/96)***
WRES4           Franklin Real Estate Fund - Class 2          -18.10    8.39      --          8.65
                (1/89)***
WSMC4           Franklin Small Cap Fund - Class 2 (11/95)***  -2.48     --       --         14.31

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE4           CORESM U.S. Equity Fund (2/98)                 --       --       --         13.10
WGLI4           Global Income Fund (1/98)                      --       --       --          6.71
WMCV4           Mid Cap Value Fund (4/98)                      --       --       --        -14.47

             MFS Investment Management(R)
WGIS4           Growth with Income Series (10/95)             20.50     --       --         24.05
WUTS4           Utilities Series (1/95)                       16.31     --       --         23.53

             PUTNAM VARIABLE TRUST
WIGR4           Putnam VT International Growth Fund - Class   16.70     --       --         15.53
                IB Shares (1/97)++
WVIS4           Putnam VT Vista Fund - Class IB Shares        17.71     --       --         19.60
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL4           Asset Allocation Fund (4/94)                  13.41     --       --          9.56
WCBD4           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI4           Equity Income Fund (5/96)                     16.66     --       --         19.04
WEQV4           Equity Value Fund (5/98)                       --       --       --         -4.76
WGRO4           Growth Fund (4/94)                            26.92     --       --         19.59
WLCG4           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK4           Money Market Fund (5/94)                       3.20     --       --          3.33
WSCG4           Small Cap Growth Fund (5/95)                 -15.80     --       --          8.74


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
+Fund had not commenced  operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1998

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO
WBCA4           Blue Chip Advantage Fund+                      --%      --%      --%          --%
WCAR4           Capital Resource Fund (10/81)**               14.26   13.81     14.09       11.68
WDEI4           Diversified Equity Income Fund+                --       --       --           --
WEXI4           Extra Income Fund (5/96)                     -19.89     --       --         -7.32
WFDI4           Federal Income Fund+                           --       --       --           --
WNDM4           New Dimensions Fund (5/96)                    18.73     --       --         20.12
WSCA4           Small Cap Advantage Fund +                     --       --       --           --

             AIM V.I.
WCAP4           Capital Appreciation Fund (5/93)               9.53   15.48      --         16.98
WVAL4           Value Fund (5/93)                             22.40   19.02      --         19.54

             Dreyfus
WSRG4           The Dreyfus Socially Responsible Growth       19.48   19.79      --         20.69
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE4           Franklin Income Securities Fund - Class 2     -6.70    5.78      --          9.53
                (1/89)***
WMSS4           Mutual Shares Securities Fund - Class 2       -8.13     --       --          4.36
                (11/96)***
WRES4           Franklin Real Estate Fund - Class 2          -23.45    7.12      --          8.61
                (1/89)***
WSMC4           Franklin Small Cap Fund - Class 2 (11/95)***  -9.09     --       --         12.20

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE4           CORESM U.S. Equity Fund (2/98)                 --       --       --          4.91
WGLI4           Global Income Fund (1/98)                      --       --       --         -0.95
WMCV4           Mid Cap Value Fund (4/98)                      --       --       --        -20.42

             MFS Investment Management(R)
WGIS4           Growth with Income Series (10/95)             12.50     --       --         22.38
WUTS4           Utilities Series (1/95)                        8.31     --       --         22.36

             PUTNAM VARIABLE TRUST
WIGR4           Putnam VT International Growth Fund - Class    8.70     --       --         11.83
                IB Shares (1/97)++
WVIS4           Putnam VT Vista Fund - Class IB Shares         9.71     --       --         16.01
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL4           Asset Allocation Fund (4/94)                   5.54     --       --          8.25
WCBD4           Corporate Bond Fund (9/99)+                    --       --       --           --
WEQI4           Equity Income Fund (5/96)                      8.66     --       --         16.61
WEQV4           Equity Value Fund (5/98)                       --       --       --        -11.49
WGRO4           Growth Fund (4/94)                            18.92     --       --         18.63
WLCG4           Large Company Growth Fund (9/99)+              --       --       --           --
WMMK4           Money Market Fund (5/94)                      -3.86     --       --          1.69
WSCG4           Small Cap Growth Fund (5/95)                 -21.33     --       --          6.82


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
+Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement date of the Fund)


***Because no Class 2 shares were issued as of Dec. 31, 1998, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense, which also affects all future performance.


++Each of the above Funds' Class IB Shares corresponding to the subaccounts commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                                      ERV - P
                                                         P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Seven-Day Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period; and
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o    the  effect  of  any  applicable  withdrawal  charge,  or
o    any  realized  or  unrealized gains or losses.


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where:                a =  dividends and investment income earned during the
                           period
                      b =  expenses accrued for the period (net of
                           reimbursements)
                      c =  the  average  daily  number of  accumulation  units
                           outstanding during the period that were entitled to receive dividends
                     d =   the maximum offering price per accumulation unit on
                           the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

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Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administration charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

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RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any withdrawal charges or paid any commissions.